N-2	May 28, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002100319
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Inv Company Type	N-2
Securities Act File Number	333-292194
Investment Company Act File Number	811-24148
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	2
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	2
Entity Registrant Name	Dawson Private Markets Evergreen Fund
Entity Address, Address Line One	10 Bryant Park 452 Fifth Ave
Entity Address, Address Line Two	Suite 23011
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(647)
Local Phone Number	925-1284
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

The fee table below is intended to assist Shareholders in understanding the various costs and expenses that the Fund expects to incur, and that Shareholders can expect to bear, by investing in the Fund. The amount presented in the table estimates the amounts the Fund expects to pay during the first 12 months, assuming the Fund raises $498 million of proceeds during that time.

Shareholder Transaction Expenses (fees paid directly from your investment)	Class S Shares	Class D Shares	Class I Shares
Maximum Sales Load (as a percentage of purchase amount)(1)	3.50%	2.00%	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%
Dividend Reinvestment Plan Fees	None	None	None
(1)	Investors purchasing Class S and Class D Shares may be subject to a sales load of up to 3.50% and 2.00%, respectively, of an investor’s investment amount. The Fund does not impose an initial sales charge on Class I Shares.
(2)	A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Estimated Annual Operating Expenses (as a percentage of net assets attributable to common Shares)	Class S Shares	Class D Shares	Class I Shares
Management Fee(3)	1.50%	1.50%	1.50%
Incentive Fee(4)	1.87%	1.87%	1.87%
Other Expenses(5)	0.94%	0.94%	0.94%
Distribution and Servicing Fee	0.85%	0.25%	None
Acquired Fund Fees and Expenses(6)	0.76%	0.76%	0.76%
Interest Payments on Borrowed Funds(7)	0.25%	0.25%	0.25%
Total Annual Expenses	6.17%	5.57%	5.32%
Fee Waiver and/or Expense Reimbursement(8)	(1.19%)	(1.19%)	(1.19%)
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	4.98%	4.38%	4.13%
(3)	The Fund pays the Adviser (or its designee) a Management Fee payable monthly in arrears at the annual rate of 1.50% based on the Fund’s NAV calculated as of the last calendar day of each month. For purposes of determining the Management Fee payable to the Adviser (or its designee) (i) the Fund’s net assets means its total assets less liabilities determined on a consolidated basis in accordance with GAAP; and (ii) the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee and Incentive Fee, if any, payable to the Adviser (or its designee), or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Management Fee for any partial period will be appropriately prorated based on the actual number of days elapsed relative to the total number of days in such calendar month.
(4)	At the end of each calendar quarter, the Adviser (or its designee) is entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. The Incentive Fee will be accrued monthly and paid quarterly. For the purposes of the Incentive Fee and Loss Recovery Account, the term “net profits” shall mean the amount by which (i) the sum of (A) the NAV of the Fund as of the end of such quarter, (B) the aggregate repurchase price of all Shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional Shares through the DRIP exceeds (ii) the sum of (X) the NAV of the Fund as of the beginning of such quarter and (Y) the aggregate issue price of Shares of the Fund issued during such quarter (excluding any Shares of such class issued in connection with the reinvestment of dividends paid, or other distributions made, by the Fund through the DRIP). For the avoidance of doubt, any change in the NAV of the Fund directly as a result of subscriptions or repurchases during each measurement period is not included for purposes of the “net profits” calculations. See “Investment Management Agreement – Incentive Fee”.
(5)	Other Expenses include, but are not limited to, third-party administration, accounting, custody, transfer agency, legal and auditing fees and expenses of the Fund, and initial organizational and offering costs and expenses.
(6)	The Acquired Fund Fees and Expenses include the fees and expenses of the Underlying Funds in which the Fund intends to invest. Some or all of the Underlying Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Underlying Funds may also receive performance-based compensation if the Underlying Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Underlying Funds, which effectively will reduce the investment returns of the Underlying Funds. The Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50% and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. The Acquired Fund Fees and Expenses reflects operating expenses of the Underlying Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Underlying Funds) and does not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
(7)	Interest Payments on Borrowed Funds are estimated for the Fund’s current fiscal year, and include estimated interest payments the Fund expects to incur in connection with a credit facility that the Fund expects to enter into following the commencement of operations of the Fund.
(8)	Pursuant to the Expense Limitation Agreement, the (i) Adviser (or its designee) will agree to waive fees that it would otherwise be paid and/or (ii) Adviser, or an affiliate thereof, will agree to assume expenses of the Fund if required to ensure the annual operating expenses of the Fund, excluding the Excluded Expenses, do not exceed 0.75% per annum of the average monthly net assets of each class of Shares in the relevant period. With respect to each class of Shares, the Fund agrees to repay to the (i) Adviser (or its designee) any fees waived under the Expense Limitation Agreement and/or (ii) Adviser, or an affiliate thereof, any expenses assumed in excess of the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were assumed, or the expense limitation in place at the time the Fund repays the Adviser (or its designee) or its affiliate, whichever is lower. Any such repayments must be made within three years after the month in which the Adviser (or its designee) or its affiliate incurred the expense. The Expense Limitation Agreement will have an initial term of one year from the commencement of the Fund’s operations, and the Adviser may determine to extend the term for a period of one year on an annual basis, subject to the approval by the Board, including a majority of the Independent Trustees. The Expense Limitation Agreement may not be terminated by the Adviser during the initial term; rather, only the Board may terminate the Expense Limitation Agreement during the initial term. Additionally, the Adviser has agreed, pursuant to the Management Fee Waiver, to waive such portion of the Management Fee that would be otherwise payable for the 12-month period following the date of the commencement of the Fund’s operations, such that the Management Fee for each Class of Shares does not exceed, for such 12-month period, 0.50% of the Fund’s NAV. Amounts waived pursuant to the Management Fee Waiver are not subject to recoupment.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

The examples illustrate the expenses, including a sales load, as applicable, that you would pay on a $1,000 investment in each class of Shares, assuming a 5% annual return.

	1 Year	3 Years	5 Years	10 Years
Class S	$83	$190	$295	$553
Class D	$63	$161	$258	$503
Class I	$41	$137	$232	$474

The examples illustrate the expenses, including a sales load, as applicable, that you would pay on a $50,000 investment in each class of Shares, assuming a 5% annual return.

	1 Year	3 Years	5 Years	10 Years
Class S	$4,153	$9,480	$14,749	$27,670
Class D	$3,153	$8,036	$12,925	$25,167
Class I	$2,074	$6,829	$11,613	$23,698

The examples above are based on the annual fees and expenses set forth on the table above. They should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5.0% return assumed in the examples. A greater rate of return than that used in the Examples would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of any Incentive Fee, if applicable.

Purpose of Fee Table , Note [Text Block]	The purpose of the table above and the examples below is to assist prospective investors in understanding the various costs and expenses Shareholders will bear.
Other Expenses, Note [Text Block]	Other Expenses include, but are not limited to, third-party administration, accounting, custody, transfer agency, legal and auditing fees and expenses of the Fund, and initial organizational and offering costs and expenses.
Management Fee not based on Net Assets, Note [Text Block]	The Fund pays the Adviser (or its designee) a Management Fee payable monthly in arrears at the annual rate of 1.50% based on the Fund’s NAV calculated as of the last calendar day of each month. For purposes of determining the Management Fee payable to the Adviser (or its designee) (i) the Fund’s net assets means its total assets less liabilities determined on a consolidated basis in accordance with GAAP; and (ii) the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee and Incentive Fee, if any, payable to the Adviser (or its designee), or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Management Fee for any partial period will be appropriately prorated based on the actual number of days elapsed relative to the total number of days in such calendar month.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT PROGRAM

Investment Objective

The Fund’s investment objective is to seek to generate significant returns, principally through long-term capital appreciation and current income. The Fund will seek to achieve its investment objective by investing in a broad portfolio of private equity and other private assets. The Fund may seek exposure to a range of private equity and other private asset opportunities (e.g., buyout, venture and growth capital).

Under normal circumstances, the Fund will invest (which for this purpose includes unfunded capital commitments) at least 80% of its net assets (plus borrowings for investment purposes) in Secondary Investments, Co-Investments, Primary Investments and securities or other instruments that are acquired by the Fund in transactions exempt from the registration requirements of the 1933 Act (collectively, “Private Assets”). Securities or other instruments that could be exempt from the registration requirements of the 1933 Act include Rule 144A securities, privately placed bank loans, restricted securities, securities acquired in private placements and similar private investments, and securities or other instruments for which no secondary market is readily available (and are exempt from the registration requirements of the 1933 Act). For liquidity management or in connection with implementation of changes in asset allocation or when identifying private investments for the Fund during periods of large cash inflows or otherwise for temporary defensive purposes, the Fund may hold more than 20% of its net assets in investments that are not Private Assets or in cash or cash equivalents. The Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest in Underlying Funds that the Fund reasonably expects to be called in the future as qualifying Private Assets for purposes of its 80% policy. The Fund’s 80% policy is applied at the time of investment; later percentage changes caused by a change in the value of the Fund’s assets, including as a result of the change in the value of the Fund’s investments or due to the issuance or repurchase of Shares, will not require the Fund to dispose of an investment.

The Fund’s investment objective is not a fundamental policy of the Fund and may be changed by the Board without the approval of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act), upon 60 days’ prior written notice to Shareholders. The Fund’s fundamental policies, which are listed in the SAI, may only be changed by the affirmative vote of a majority of the Fund’s outstanding voting securities.

Investment Strategy

The Fund’s investment portfolio is intended to be underpinned by a broad range of Underlying Funds, Underlying Fund Managers, vintages (i.e., the year in which an Underlying Fund begins or finishes investing), strategies, geographies, asset subclasses and/or sectors. The Adviser believes that a portfolio that is underpinned by a broad range of Underlying Funds, Underlying Fund Managers, vintages, strategies, geographies, asset subclasses and/or sectors may generate superior returns with lower volatility, and therefore, lower risk, than strategies that focus on a single asset subclass. The Adviser will manage the Fund’s asset allocation and pacing by seeking to maintain a high level of investment while prudently managing liquidity, including through the use of borrowings permitted under the 1940 Act (as further discussed below) and through the sale of assets, liquid investments, and portfolio income, as appropriate. During normal market conditions, the Fund expects to limit its investment in each issuer to no more than 20% of its assets as measured at the time of investment.

The Adviser’s sourcing strategy is expected to leverage Dawson’s established relationships with private equity sponsors, limited partners (“LPs”), and intermediaries globally. Through its differentiated origination network, the Adviser will seek to identify secondary opportunities that may not be broadly marketed and where Dawson’s experience in executing such transactions at scale and in accordance with counterparty needs serves as a differentiator. The Adviser’s investment approach will emphasize asset-level diversification, disciplined pricing, and active portfolio management while maintaining the potential for upside through the opportunistic realization of underlying assets. The Adviser expects that the intended flexibility, customizability and innovation of its investment platform will allow the Fund to remain nimble in responding to both market factors and portfolio construction needs.

The Fund may gain exposure to private assets through a number of different approaches, including Secondary Investments, Co-Investments and Primary Investments:

●	Secondary Investments: The Fund expects to gain exposure to private assets through Secondary Investments, which include secondary purchases of interests in Underlying Funds managed by Underlying Fund Managers and secondary market purchases of interests in private companies and assets, including through private fund-of funds and investments in continuation vehicles that are Underlying Funds, in each case managed by Underlying Fund Managers that hold multiple assets.

Over the past 15 years, annual secondaries transaction volume has grown significantly. This growth has come as many investors have recognized the potential advantages of accessing the secondary market as a portfolio management tool, providing both liquidity and flexibility. The Adviser expects this growth in the secondary market for private equity interests to continue. In addition, the Adviser also expects the maturation of new asset classes such as private credit, real estate and infrastructure to present additional opportunities for secondary market growth, as these asset classes, still in their growth phases, have the potential to emulate the success of private equity. As these markets mature, the Adviser expects to see yet more growth in secondaries as each of these new pools of capital will have their own liquidity requirements. The Adviser expects to leverage the deep, multi-disciplinary experience across Dawson’s team to execute on its investment strategy and to take advantage of such opportunities in Secondary Investments.

●	Co-Investments: The Fund also expects to gain exposure to private assets through Co-Investments, which include co-investments alongside Underlying Funds or investments in continuation vehicles that hold a single asset, in each case through Underlying Funds.

●	Primary Investments: The Fund also expects to gain exposure to private assets through Primary Investments, which include primary investments in Underlying Funds. Such investments are expected to include investing in newly established Underlying Funds where the underlying portfolio companies are not known (or fully known) as of the time of investment. Primary Investments may be characterized by a gradual deployment of capital in such investments over time.

Portfolio Investments through Secondary Investments, Co-Investments and Primary Investments will be in Underlying Funds that are investment companies that rely on the exemptions provided under the 1940 Act, which are generally expected to be the exemptions under Section 3(c)(1) or 3(c)(7) of the 1940 Act.

Liquid Assets

The Fund will also invest a portion of its assets in Liquid Assets including: cash and cash equivalents; short-term, high-quality, liquid debt securities and other credit instruments; and other investment companies, including money market funds and exchange traded funds. For temporary defensive purposes, liquidity management or in connection with implementing changes in its asset allocation, the Fund may hold a substantially higher amount of its assets in Liquid Assets.

The Fund may, from time to time in its sole discretion, take temporary or defensive positions in Liquid Assets to attempt to reduce volatility caused by adverse market, economic, or other conditions. Any such temporary or defensive positions could prevent the Fund from achieving its investment objective. In addition, subject to applicable law, the Fund may, in the Adviser’s sole discretion, hold cash, cash equivalents, other short-term securities or investments in money market funds pending investment, in order to fund anticipated repurchases, expenses of the Fund or other operational needs, or otherwise in the sole discretion of the Adviser.

Geographies

The Fund expects that its Portfolio Investments will be diversified across geographies, including in developed and emerging markets. As a result, the Fund may have exposure to portfolio companies organized, headquartered and/or having substantial sales or operations outside the U.S. As such, the Fund’s portfolio is anticipated to include investments that involve non-U.S. currencies.

Subsidiaries

The Fund may make investments through one or more wholly-owned subsidiaries (a “Subsidiary”). The Fund may form a Subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient manner, for the purpose of facilitating its use of permitted borrowings, to facilitate satisfaction of the 90% Gross Income Test (as defined below in “Material U.S. Federal Income Tax Considerations – Election and Qualification to be Taxed as a Regulated Investment Company”), or for other reasons as reasonably determined by the Adviser. Except as otherwise provided, references to the Fund’s investments also will refer to any Subsidiary’s investments. The Fund does not intend to create or acquire “primary control”[1] of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned or majority-owned by the Fund.

In determining which investments should be bought and sold for a Subsidiary, the Adviser will treat the assets of the Subsidiary as if the assets were held directly by the Fund. The financial statements of each Subsidiary will be consolidated with those of the Fund. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund does not expect that any Subsidiary will be required to register as an investment company under the 1940 Act. The Fund expects that any investment advice provided by an investment adviser to a Subsidiary would be provided by the Adviser and would comply with Section 15 of the 1940 Act, and the Board will consider any investment advisory services provided to a Subsidiary in connection with the Board’s annual consideration of the Fund’s Investment Management Agreement.

[1]	An unregistered entity may be “primarily controlled” by a registered investment company when (a) the registered investment company controls the unregistered entity within the meaning of Section 2(a)(9) of the 1940 Act; and (b) the registered investment company’s control of the unregistered entity is greater than that of any other person.

If the Fund’s Subsidiaries make investments, they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, the Fund will indirectly bear these fees, costs, expenses and liabilities. Because the Fund’s Subsidiaries will be wholly owned, they will have the same investment strategies as the Fund and the disclosure of the Fund’s principal investment strategies and principal risks also includes the Subsidiary’s principal investment strategies and principal risks. In addition, the Subsidiaries will be consolidated subsidiaries of the Fund and the Fund will comply with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with any Subsidiary and, accordingly, will treat any Subsidiary’s debt as the Fund’s own debt. Any Subsidiary also would comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

Leverage and Credit Facilities

The Fund (including through its Subsidiaries) intends to utilize leverage in connection with its investment activities. Specifically, the Fund (including through its Subsidiaries) may establish one or more credit facilities and enter into other financing arrangements for a range of purposes, including: (i) to provide liquidity for investment funding requests from underlying investments; (ii) to satisfy tender requests; (iii) to manage timing issues in connection with the inflows of additional capital and the acquisition of Fund investments; (iv) to otherwise satisfy Fund obligations; or (v) for investment purposes. As a management investment company registered under the 1940 Act, the Fund will be limited in its ability to utilize leverage and may use leverage only to the extent permitted under the 1940 Act.

Hedging

The Fund may seek to protect the economic value of its investments through currency hedging, interest rate hedging, security hedging, or other hedging strategies, and the Fund intends to engage in derivative transactions, including swaps, short sales, futures or forward contracts or options for such purpose to the extent consistent with the limitations associated with the Fund’s 80% investment policy and the operations of a “limited derivatives user” under Rule 18f-4 under the 1940 Act (as discussed below), for so long as the Fund elects to act as such.

The Fund currently intends to operate as a “limited derivatives user” under Rule 18f-4 under the 1940 Act. To qualify as a limited derivatives user, the Fund’s “derivatives exposure” will be limited to 10% of its NAV subject to exclusions for certain currency and interest rate hedging transactions (as calculated in accordance with Rule 18f-4).

Risk Factors [Table Text Block]

RISKS

AN INVESTMENT IN THE FUND INVOLVES A HIGH DEGREE OF RISK AND THEREFORE SHOULD ONLY BE UNDERTAKEN BY QUALIFIED INVESTORS WHOSE FINANCIAL RESOURCES ARE SUFFICIENT TO ENABLE THEM TO ASSUME THESE RISKS AND TO BEAR THE LOSS OF ALL OR PART OF THEIR INVESTMENT. THE FOLLOWING RISK FACTORS DESCRIBE POTENTIAL MATERIAL RISKS THAT SHOULD BE CAREFULLY EVALUATED BEFORE MAKING AN INVESTMENT IN THE FUND. ADDITIONAL RISKS AND UNCERTAINTIES NOT CURRENTLY KNOWN TO THE FUND OR THAT THE FUND CURRENTLY DEEMS TO BE IMMATERIAL ALSO MAY MATERIALLY ADVERSELY AFFECT THE FUND’S BUSINESS, FINANCIAL CONDITION AND/OR OPERATING RESULTS. INVESTORS SHOULD CONSULT WITH THEIR OWN FINANCIAL, LEGAL, INVESTMENT AND TAX ADVISORS PRIOR TO INVESTING IN THE FUND.

Investment in the Fund is suitable only for those persons who, either alone or together with their duly designated representative, have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. Potential investors with questions as to the suitability of an investment in the Fund should consult their professional advisors to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition.

The Fund’s investment program is speculative and entails substantial risks. In considering participation in the Fund, prospective investors should be aware of certain risk factors, which include the following:

General Risks of Investing in the Fund

General Investment Risks. There can be no assurance that the Portfolio Investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.

No Operating History. The Fund is a non-diversified, closed-end management investment company with no operating history. The Fund has no historical financial statements and other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance. Past performance of other funds and accounts managed or advised by Dawson, the Adviser or their affiliates is of limited relevance as an indicator of future performance of the Fund.

No Prior Experience of the Adviser Managing a Registered Closed-End Investment Company. Although Dawson, the Adviser, their affiliates and their respective investment professionals are experienced in managing portfolios of assets in which the Fund expects to invest, they have no prior experience managing a portfolio that takes the form of a registered closed-end investment company, and the investment philosophy and techniques used by the Adviser to manage a registered closed-end investment company may differ from those previously employed by Dawson, the Adviser, their affiliates, and their respective investment professionals/teams in identifying, managing and structuring past investments. Accordingly, there can be no assurance that the Adviser will replicate the historical performance of other clients or other entities or funds that Dawson, the Adviser’s or their respective investment professionals advised in the past, and investment returns for the Fund could be substantially lower than the returns achieved by Dawson’s, the Adviser’s or their respective affiliate’s other clients, entities or funds. Further, the Adviser may not be able to successfully operate the Fund’s business or achieve the Fund’s investment objective. As a result, an investment in the Fund’s Shares may entail more risk than the shares of a comparable company with a substantial operating history.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because Portfolio Investments are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of Portfolio Investments representing various strategies, geographic regions, asset classes (and subasset classes) and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Dependence on Dawson, the Adviser and Key Personnel. Investors will be dependent on Dawson, the Adviser or their affiliates for the management of the Fund as well as for high-quality deal flow. Subject to the oversight of the Board, the Adviser will be responsible for the Fund’s activities, and investors will have no right to participate in the management of the entities in which the Fund invests. Investors will be relying on the ability of the Adviser to select the Portfolio Investments to be made using the capital available to the Fund and to negotiate the appropriate contractual terms for each Portfolio Investment. The success of the Fund will depend in large part upon the skill and expertise of the Dawson professionals in identifying suitable Portfolio Investments and negotiating and arranging the closing of appropriate transactions. Investment professionals and employees of Dawson, the Adviser or their affiliates will devote a portion of their time to properly carry out the Fund’s strategy. Other investment activities and managed entities of Dawson and its affiliates are likely to require such investment professionals and employees to devote substantial amounts of their time to matters unrelated to the Fund, which poses conflicts of interest in the allocation of the time of such individuals. The loss of one or more of these individuals could have a significant adverse impact on the business of the Fund. In addition, there can be no assurance that Dawson, the Adviser or their affiliates will be able to maintain their professional networks, including their relationships with underlying sponsors of investment opportunities.

Dawson, the Adviser and their affiliates have long-term relationships with a significant number of private markets sponsors, issuers and their respective senior management. Dawson also has relationships with numerous investors, including institutional investors and their senior management. The existence and development of these relationships may influence whether the Adviser undertakes a particular Portfolio Investment on behalf of the Fund and, if so, the form and level of such Portfolio Investment. Similarly, the Adviser may take the existence and development of such relationships into consideration in its management of the Fund and its Portfolio Investments. Without limiting the generality of the foregoing, there may, for example, be certain strategies involving the management or realization of particular Portfolio Investments that the Adviser will not employ, or actions the Adviser will not take, on behalf of the Fund in light of these relationships.

The Fund will compete for investments with third parties, including other financial managers, investment funds, pension funds, corporations, endowments and foundations, wealthy individuals and family offices, among many others. The Fund competes for limited capacity in such investments. There can be no assurance that the Adviser will be able to locate and complete attractive investments or that the investments which are ultimately made under the Fund will satisfy all of the Fund’s objectives.

Dynamic Investment Strategy. While the Adviser generally intends to seek attractive returns for the Fund primarily through making investments in line with the Fund’s investment strategy, as described herein, the Adviser is, subject to the limitations discussed herein, permitted to pursue additional investment strategies and/or modify or depart from its initial investment strategy, investment process and investment techniques as it determines appropriate.

Closed-End Fund Structure; Liquidity Limited to Discretionary Repurchases of Shares. The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid Portfolio Investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a Shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Portfolio Investments are illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.

Repurchase of Shares Risk. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their NAV and the Adviser intends to recommend that, in normal market circumstances, the Fund conduct offers to repurchase up to 5% of the Shares outstanding (either by number of Shares or aggregate NAV) on a quarterly basis, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Portfolio Investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time. The Adviser currently expects to recommend to the Board that the Fund conducts its first repurchase offer no later than twelve months after the Fund commences investment operations (or such earlier or later date as the Board may determine).

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchase of Shares.”

Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders.

Payment In-Kind For Repurchased Shares. The Fund generally expects to distribute to the holder of Shares that are repurchased cash in satisfaction of such repurchase. See “Repurchase of Shares.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Underlying Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Restrictions on Transfers. Transfers of Shares may be made only with the consent of the Fund, which may be withheld in the Fund’s sole discretion and is expected to be granted, if at all, only under extenuating circumstances. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Sector Concentration Risk. To the extent that the Fund’s portfolio is concentrated in securities of issuers in a given sector, the Fund is at greater risk of adverse developments and price movements in such sectors than a fund that is more broadly diversified across a variety of sectors.

The Fund also may invest in Underlying Funds that concentrate their investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by such Underlying Funds. In addition, the investments of such Underlying Funds will be disproportionately exposed to the risks associated with that sector.

Borrowing. The Fund’s investment strategy may involve borrowing money, including for purposes of cash management needs and bridging the financing of Portfolio Investments pending the acceptance of funds from investor subscriptions. Borrowing will directly impact (positively or negatively) the returns of an investment in the Fund and increase the risks associated with an investment in the Fund. Elevated levels of borrowing relative to NAV for an extended period of time may increase the volatility of the Fund’s performance. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the Shares. Any leveraging strategy the Fund employs may not be successful.

Leverage involves risks and special considerations for Shareholders, including:

●	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;
●	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;
●	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and
●	leverage may increase operating costs, which may reduce total return.

Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged.

While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.

In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.

Amount or Frequency of Distribution. The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See “Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Risk Factors Relating to Investing in Private Assets

General

Competition for Access to Private Asset Investment Opportunities. The activity of identifying, completing and realizing upon attractive Private Assets, whether Secondary Investments, Co-Investments or Primary Investments, is highly competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions, including the willingness of counterparties to engage with potential liquidity solutions providers in a new, evolving and dynamic market, as well as potential competitors for investment opportunities. The Fund will be competing for investments with many other private equity investors and institutional investors with similar investment objectives. Potential competitors include other investment partnerships and corporations, governments, individuals, financial institutions, family offices, strategic industry acquirers and other investors investing directly or through affiliates, as well as other unidentified market participants with innovative approaches, particularly because of the newness and variety of approaches available in this opportunity space. There can be no assurance that the Adviser will be able to secure interests on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the interests available to the Fund will be as large as the Adviser would desire. Moreover, as a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Underlying Fund Managers and certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, the Fund may not be invested in certain Secondary Investments, Co-Investments or Primary Investments that are held by other unregistered funds or accounts managed by the Adviser or its affiliates, even though those investments would be consistent with the Fund’s investment objective.

Further, over the past several years, an increasing number of private equity funds have been formed, including private equity funds which may have as one of their objectives investing in other funds (and many such existing funds have grown substantially in size). In addition, certain institutional investors who have significant resources may also become significant participants in the secondary market. Additional funds with similar objectives may be formed in the future by other unrelated parties. It is likely that competition for appropriate investment opportunities will increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made. The Fund may incur bid, due diligence or other costs with respect to transactions that are not consummated and investments that are not successful. As a result, the Fund may not recover all or any of such costs, which would adversely affect returns. Participation in auction transactions may increase the pressure on the Fund with respect to pricing of such potential transactions. Additionally, the Underlying Funds will be competing for investments with other investment vehicles, as well as individuals, financial institutions and other institutional investors. There can be no assurance that (i) the Fund will be able to identify, negotiate the appropriate contractual terms for, consummate and realize upon investments that satisfy the Fund’s rate of return objectives and desired diversification goals, (ii) the Fund will be able to invest fully its committed capital or (iii) the investments made by the Underlying Funds will result in rates of return to the Fund that are equal to or better than the average rate of return on direct investments or investments in other private equity investment funds.

In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however, unregistered funds also managed by the Adviser or its affiliates are not prohibited from the same transactions. The 1940 Act also imposes significant limits on co-investments with affiliates of the Fund. The Adviser, the Fund and other related entities intend to rely on the Co-Investment Exemptive Order to make Portfolio Investments alongside other funds and accounts managed by the Adviser and certain affiliates of the Adviser. The Co-Investment Exemptive Order contains certain conditions that limit or restrict the Fund’s ability to participate in such investment opportunities. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. The Fund, the Adviser and other related entities have applied for, and expect to be granted, the Co-Investment Exemptive Order. The Co-Investment Exemptive Order will contain certain conditions that limit or restrict the Fund’s ability to participate in such investment opportunities. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. There can be no assurance that the Co-Investment Exemptive Order will be granted.

Business and Market. The Fund’s investment portfolio will include Primary Investments, which include primary investments in Underlying Funds, which will hold securities issued primarily by private companies or other private assets. Operating results for private companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Portfolio Investments do not have readily available market quotations. Accordingly, substantially all of the Fund’s Portfolio Investments are valued at fair value as determined in good faith by the Adviser, as valuation designee, in accordance with the Adviser’s valuation policies and procedures and subject to the oversight of the Board. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. As a result, the valuation of Portfolio Investments and Underlying Funds may be based on imperfect information and is subject to inherent uncertainties. The fair market value of any Portfolio Investment will generally be based on the value of the Underlying Funds as most recently reported by the applicable Underlying Fund Manager and otherwise determined subject to and in accordance with the terms of the Fund’s valuation policy. Also, different private equity sponsors use different valuation methods and determine such valuations at different times, and there can be no assurance that any of such valuations are accurate. In addition, these valuations will, from time to time, be provided by the Underlying Fund Manager to the Fund based on interim unaudited financial statements. Further, due to confidentiality considerations, certain potential and/or actual Portfolio Investments or Underlying Funds may not permit the Fund to fully disclose information regarding its investment strategies, risks, prior performance or other information. Certain potential and/or actual Underlying Funds will potentially provide limited or no information regarding their respective investment strategies or investments. Additionally, information received from the Underlying Fund Managers may not always be accurate or timely. This lack of access to, or the untimeliness or inaccuracy of, information provided by the Underlying Fund Managers may make it more difficult for the Adviser to select, allocate among and evaluate potential investments.

In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated, and may differ materially from the values that would have resulted if a liquid market for such investments had existed.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. In light of the fact that a substantial portion of the Fund’s assets consist of Private Assets for which no public market exists, there can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes to cure a violation thereof.

In valuing the investments in Underlying Funds, the Underlying Fund Managers are expected to attempt to accrue for future tax liabilities. However, the Underlying Fund Managers typically do not provide any information about actual or potential future tax liabilities relating to the assets that they own. Accordingly, NAV may overestimate or underestimate the actual tax costs that will ultimately be incurred by the Fund and its Shareholders.

The Fund’s NAV is a critical component in several operational matters, including computation of the Management Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares a Shareholder will receive upon investing in the Fund. The Fund accepts purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on the Fund’s most recent NAV, which will be calculated as of the close of business on the last calendar day of the month prior to the Subscription Date. For more information regarding the Fund’s subscription process, see “Purchasing Shares.”

The Adviser generally expects to receive information regarding the Portfolio Investments on which it will base the Fund’s NAV only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s NAV will likely be based on information from the prior quarter and therefore may be stale. If the valuation information related to Portfolio Investments is stale, it may not be reflective of current market conditions which may ultimately have a negative impact on the Fund. In addition, the Fund may need to liquidate certain investments, including Portfolio Investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing Shareholders to the benefit of pre-existing Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing Shareholders to the benefit of subscribing Shareholders. For more information regarding the Fund’s calculation of its NAV, see “Net Asset Valuation.”

Risks of Private Equity Strategies

Growth Equity and Venture Capital Strategies. Growth equity and venture capital strategies involve investments in emerging and new private companies that have limited, and sometimes no, operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development.

Companies financed by growth equity and venture capital may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. In the case of start-up enterprises, these companies may not have significant or any operating revenues, may have a lower capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the entire investment. In addition, these companies may operate at a loss or with substantial variations in operating results from time to time, and many will need substantial additional capital to support additional research and development activities or expansion, to achieve or maintain a competitive position and/or to expand or develop management resources. The growth of these companies may require significant time and effort, resulting in a longer investment horizon than can be expected with lower risk investment alternatives.

The directors and officers of companies financed by growth equity and venture capital may lack any meaningful managerial experience, particularly of cash-flow management and budgeting. Additionally, such companies may face strong competition or need substantial additional capital to support or to achieve a competitive position. The availability of capital is often generally a function of capital market conditions that are beyond the Adviser’s or the Fund’s control or the control of the Underlying Funds, sponsors or portfolio companies. There can be no assurance that any portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Buyout Risks. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

Special Situations Risks. Special situations strategies invest in companies that may be in transition, out of favor, financially leveraged, stressed or distressed, or potentially troubled and may be or have recently been involved in major strategic actions, workouts and restructurings, bankruptcies, reorganizations, liquidations or other catalytic changes or similar transactions. These companies may be experiencing, or are expected to experience, financial difficulties that may never be able to overcome. Securities of these companies are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Transactions involving these companies could be unsuccessful, take considerable time to complete or result in a distribution of cash or a new security the value of which will be less than the purchase price of the original security or financial instrument in respect of which such distribution is received. Such investments also could, in certain circumstances, subject an Underlying Fund or the Fund to certain additional potential liabilities. Numerous other risks also arise in the workout and bankruptcy contexts.

In addition, there is no minimum credit standard that is a prerequisite to an investment in any instrument and a significant portion of the obligations and preferred stock acquired in special situations investments may be rated below investment grade or unrated.

Risks Relating to Investing in Underlying Funds

Underlying Fund Risks. The Fund’s investments in Underlying Funds are subject to a number of risks. Underlying Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Although the Adviser seeks to receive detailed information from each Underlying Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Underlying Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Underlying Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Underlying Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Underlying Fund’s investments are successful.

Underlying Fund interests are ordinarily valued based upon valuations provided by the Underlying Fund Managers, which may be received on a delayed basis. Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and are fair valued by the Underlying Fund Managers. An Underlying Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Underlying Fund Manager’s compensation. The Adviser reviews and performs due diligence on the valuation procedures used by each Underlying Fund Manager, as appropriate and monitors the returns provided by the Underlying Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Underlying Fund Managers. Inaccurate valuations provided by Underlying Funds could materially adversely affect the value of Shares.

Secondary Investments may be acquired at a discount to an Underlying Fund’s NAV to, among other things, compensate the purchaser for providing the seller with liquidity and on account of various transfer restrictions. As a result, Secondary Investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its NAV, as any such discounted Secondary Investment will be marked to its NAV, which may be higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of Secondary Investments, the Fund may generate distributable gains that are taxable to Shareholders. Accordingly, the overall performance and NAV of the Fund may be significantly impacted by the acquisition price paid by the Fund for such Secondary Investments.

The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Underlying Funds. Such fees and performance-based compensation are in addition to the Management Fee and the Incentive Fee. In addition, performance-based fees charged by Underlying Fund Managers may create incentives for the Underlying Fund Managers to make risky investments, and may be payable by the Fund to an Underlying Fund Manager based on an Underlying Fund’s positive returns even if the Fund’s overall returns are negative. A Shareholder will indirectly bear a proportionate share of the fees and expenses of the Underlying Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder may be subject to higher operating expenses than if the Shareholder invested in the Underlying Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser (or its designee) and other expenses payable directly by the Fund from amounts distributed to the Fund by the Underlying Funds, the returns to a Shareholder will be lower than the returns to a direct investor in the Underlying Funds. Fees and expenses of the Fund and the Underlying Funds generally are paid regardless of whether the Fund or Underlying Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Underlying Funds, although access to many Underlying Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Underlying Funds.

There is a risk that the Fund may be precluded from acquiring an interest in certain Underlying Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Underlying Funds. The Adviser also may refrain from including an Underlying Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. Rule 18f-4 under the 1940 Act, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to an Underlying Fund or as part of a Primary Investment. Under Rule 18f-4, the Fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as a capital commitment to an Underlying Fund, if the Fund reasonably believes, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Underlying Funds than other clients of the Adviser.

If the Fund fails to satisfy capital calls to an Underlying Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Underlying Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Underlying Funds or otherwise impair the value of the Fund’s investments.

The governing documents of an Underlying Fund generally are expected to include provisions that would enable the GP, the Underlying Fund Manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Underlying Fund prior to the end of its stated term. Early termination of an Underlying Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.

Although the Fund will be an investor in an Underlying Fund, Shareholders will not themselves be equity holders of that Underlying Fund and will not be entitled to enforce any rights directly against the Underlying Fund or the Underlying Fund Manager or assert claims directly against any Underlying Funds, the Underlying Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Underlying Funds that may be available to the Fund as an investor in the Underlying Funds. In addition, Underlying Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Underlying Funds, does not have the benefit of the protections afforded by the 1940 Act. Underlying Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Underlying Funds managed by such Underlying Fund Managers, does not have the benefit of certain of the protections afforded by the Advisers Act.

Commitments to Underlying Funds generally are not immediately invested. Instead, committed amounts are drawn down by Underlying Funds and invested over time, as underlying investments are identified — a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Underlying Fund’s drawdowns. During this period, investments made early in an Underlying Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Underlying Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Underlying Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Underlying Funds. This may result in the Fund making commitments to Underlying Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to an Underlying Fund will increase. The Fund maintains cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Underlying Funds.

Reliance on Underlying Fund Managers; Non-Controlling Investments. The Fund will depend on the managers of the Underlying Funds in which it invests. The Fund generally will be a limited partner or other passive investor in the Underlying Funds and will be without an ability to participate in their management and control. The Adviser will not have control over the timing of capital calls or distributions received from the Underlying Funds or over investment decisions made by such funds. As a result, the return of the Fund (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams.

Risks Associated with Portfolio Investments. The portfolio companies of the Underlying Funds may involve significant business and financial risk. Certain of the Underlying Funds may make direct venture capital and growth equity investments, in each case in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.

In certain cases, the Underlying Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their Fund. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.

The Underlying Funds may invest in buyouts, which involve significant financial leverage and are therefore sensitive to declines in revenues and to increases in interest rates and expenses.

Lack of Operating History. In certain cases, the Underlying Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their investment strategy. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.

Contingent Liabilities Associated with Private Investment Fund Interests Acquired in Secondary Transactions. In cases where the Fund acquires an interest in an Underlying Fund in a secondary transaction, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the relevant Underlying Fund and, subsequently, that Underlying Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return monies equivalent to such distributions to such Underlying Fund. While the Fund may, in some circumstances, make a claim against the seller for any such monies so paid to such Underlying Fund, there can be no assurances that the Fund would prevail on such claim.

Pooled Investments in Secondary Investments. In certain cases, the Adviser expects to have the opportunity to acquire on behalf of the Fund a portfolio of investment funds from a seller on an “all or nothing” basis. Certain of the investment funds in the portfolio may be less attractive than others, and certain of the sponsors of such investment funds may be more familiar to Dawson than others or may be more experienced or highly regarded than others. In addition, the Adviser will likely have the opportunity to participate on behalf of the Fund in “linked secondaries” (e.g., a secondary market purchase of an existing fund interest and corresponding commitment to a new fund in formation, typically sponsored by the same investment manager). In certain instances, the purchase of the interest in the new fund may be less attractive than the secondary market purchase of an existing fund interest. In such cases, it may not be possible for the Adviser to exclude from such purchases those investments which the Adviser considers (for commercial, tax, legal, or other reasons) less attractive. With respect to linked secondaries relating to secondary transactions in which the Fund and other managed entities of Dawson, the Adviser or their affiliates participate, the Fund may be allocated a greater or lesser proportional share of commitments to new funds in formation than their proportional share of the secondary transaction. Moreover, in certain circumstances, agreements with counterparties regarding allocations of purchase price among secondary portfolio interests and/or deferred purchase price payment mechanics may be more or less advantageous to the Fund than other participating managed entities of Dawson, the Adviser or their affiliates. Additionally, the Fund may invest in secondary transactions without regard to geography to the extent the Adviser believes that other factors such as “J-curve” mitigation or pricing of such secondary transaction are more favorable than secondary transactions available in a particular geographic region or in lieu of not investing in secondary transactions due to limited available secondary transactions in the geography that meet the Adviser’s expected return for such investment.

Transfer Restrictions Relating to Secondary Investments. The Secondary Investments in which the Fund may invest generally will be subject to significant restrictions on transfer, including a requirement to obtain the approval or consent of the transfer by the Underlying Fund Manager of the relevant Underlying Fund. The Fund may be subject to the risk that it does not timely obtain required approvals or consents, or waivers of contractual transfer restrictions, following the execution of a purchase agreement. These transfer restrictions may include a right of first refusal for another party (e.g., the Underlying Fund Manager or other investors) to purchase the securities that the Fund seeks to acquire. For example, Underlying Fund Managers may be partial to Secondary Investments being purchased by existing investors of such Underlying Funds. As part of the transfer of an interest in an Underlying Fund, the Fund also may be required to assume certain obligations of the seller, including the obligation to return distributions previously received by the seller in respect of investments made by the Underlying Fund prior to such transfer. If the Fund is not indemnified by the seller with respect to these obligations, or if the Fund is unable to recover on the indemnity, the Fund will suffer the economic loss.

For the foregoing reasons, completion of transfers is often time-consuming and relatively difficult as compared to a transfer of other securities. Although the Adviser believes that the Fund will be viewed by Underlying Fund Managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on the acquisition of Secondary Investments, even in situations where it has signed a binding contract to acquire the investments. Notably, such purchase agreements for Secondary Investments may include automatic termination provisions with respect to the applicable fund interests if the Underlying Fund Manager does not approve of or consent to the transfer. In cases where approval or consent is granted and the Fund successfully closes an acquisition of a Secondary Investment, the Fund will record ownership on its books of the assets acquired in a Secondary Investment as of the date of the closing of the transaction. The Fund’s acquisition of such assets generally will settle, and the Fund generally will become the holder of record of the assets, as of the first day immediately following the date of closing of the transaction. The Fund expects that transaction closing dates generally will fall on the last day of a calendar quarter and, accordingly, the Fund expects that settlement will occur as of the first day of the new quarter. Actual closing dates, however, may vary on a deal-by-deal basis.

Continuation Funds and GP-led Restructuring Risks. The Fund may participate in one or a number of investments into “continuation funds” or “GP-led transactions” that may involve the sale or transfer of a single underlying company or a portfolio of assets to a newly formed vehicle managed by the same sponsor at a valuation determined by the secondary investors. The Fund may choose to participate in one such investment as a lead investor that may result in the Fund holding the majority of the interests in such a vehicle. In the event that a single underlying portfolio company performs poorly, all returns may be adversely affected. While the Fund may be given the opportunity to negotiate and make bids for such processes, the Fund may not necessarily achieve the best legal or economic terms due to the competitive nature of these processes.

Primary Investment Risks

Reliance on Underlying Fund Managers and Managers of Portfolio Companies; Non-Controlling Investments. The investment structure of the Fund will depend on the management teams of the Underlying Funds in which it invests. Under this investment structure, the Fund, through its investment in Underlying Funds, which in turn invest in portfolio companies, generally will not control such companies. As a result, the returns under this investment structure (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams and we may not be able to control or effectively influence the business or affairs of such entities. Such portfolio companies may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to influence those interests or goals or otherwise protect the value of the Fund’s investments in such entities (and/or NAV), although as a condition of making such investments, it is expected that appropriate limited partner rights generally will be sought to protect the Fund’s interest in the investments.

Risks Associated with Portfolio Companies. The Underlying Funds in which the Fund invests will likely invest in portfolio companies that involve significant business and financial risk and may include making investments in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.

Additionally, under the Fund’s strategy, the Fund may be requested to provide follow-on funding to Underlying Funds or increase the Fund’s investment in such Underlying Funds (each a “follow-on investment”). There can be no assurance that the Fund will be in a position to make a follow-on investment. Any decision by the Adviser not to make a follow-on investment or the strategies’ inability to make a follow-on investment may have a significant impact on a portfolio company or may diminish the Fund’s control or ownership of such portfolio company.

Guarantees. The Fund’s strategy also may involve guaranteeing the indebtedness of the Underlying Funds in which it invests. Consequently, if an Underlying Fund’s cash flow is insufficient to cover its debt obligations, the Fund may be called upon to fund all or a portion of an Underlying Fund’s debt obligations to satisfy such guarantees. This may reduce the amount of capital the Fund has available for other purposes and could adversely affect returns to investors.

In addition, the Fund may, in certain circumstances, be liable for actions of its third-party co-investors. In certain cases, the vehicles into which the Fund invests will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their investment strategy. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.

Secondary Investments Risks

The Fund may make Secondary Investments in Underlying Funds by acquiring the interests in the Underlying Funds from existing investors in such Underlying Funds (and not from the Underlying Fund itself). In such instances, as the Fund will not be acquiring such interests directly from the Underlying Fund, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of Secondary Investment opportunities that will be presented to the Fund. In addition, the purchase price of Secondary Investments will be subject to negotiation with the sellers of such interests and suitable terms for a transaction may not be obtained or the Adviser may not obtain an optimal price or market discount for such interests, which may adversely affect the performance of the Fund.

Valuation of Secondary Investments may be difficult, as there generally will be no established market for such investments. Our overall performance with respect to such investments will depend in large part on the acquisition price paid by us for such investments and the structure of such acquisitions. The acquisition price paid by us generally will not be identical to the subsequent fair value of the Secondary Investment, which may be, at times, higher or lower than such acquisition price. Secondary Investments acquired at a discount may result in unrealized gains at the time we next calculate our NAV. Such unrealized gains will increase our NAV and performance by the difference between the most recent value of the Secondary Investment reported by the holder and the negotiated purchase price. Conversely, a Secondary Investment sold by us at a discount will result in a decrease in our NAV and performance by the difference between the value of the Secondary Investment as reflected in our books and records and the negotiated sale price. Our overall performance will depend in large part on the acquisition price paid by us for our Secondary Investments and the structure of such acquisitions. In addition, Secondary Investments acquired at a discount may cause us to recognize income or gain for U.S. federal income tax purposes prior to the receipt of any corresponding cash or other property. As a result, we may have difficulty meeting the minimum annual distribution requirement necessary to maintain RIC tax treatment. Because this income will be included in our investment company taxable income for the tax year it is accrued, we may be required to make a distribution to shareholders to meet the distribution requirements described above, even though we will not have received any corresponding cash or property.

Competition for Secondary Investments. There is significant competition for Secondary Investments. Many institutional investors, including fund-of- funds entities, as well as existing investors of Underlying Funds or portfolio companies may seek to purchase Secondary Investments of the same Underlying Fund or portfolio company in which the Fund may also seek to purchase. In addition, some Underlying Fund Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds. These Underlying Fund Managers also may be partial to Secondary Investments being purchased by existing investors of their Underlying Funds or portfolio companies. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called “Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. No assurance can be given that the Fund will be able to identify Secondary Investments that satisfy the Fund’s investment objective or, if the Fund is successful in identifying such Secondary Investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such Secondary Investments.

Incomplete Information and “All or Nothing” Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. At times, the Fund may have the opportunity to acquire a portfolio of Underlying Fund interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Underlying Fund interests may be less attractive than others, and certain of the Underlying Fund Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive. In addition, where the Fund acquires an interest in an Underlying Fund through a Secondary Investment, the Fund will generally not have the ability to modify or amend such Underlying Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments in new funds.

In the cases where the Fund acquires an interest in an Underlying Fund through a Secondary Investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Underlying Fund and, subsequently, that Underlying Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Underlying Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.

Multiple Tiers of Expenses. Underlying Funds (i) pay (or require its limited partners to pay) their respective general partners and investment advisers or managers certain fees and (ii) bear certain costs and expenses. For example, some or all of the Underlying Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Underlying Funds may also receive performance-based compensation if the Underlying Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Underlying Funds, which will reduce the investment returns of the Underlying Funds. The Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50% and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. Such fees and expenses are expected to reduce materially the actual returns to investors in the Underlying Funds, including the Fund. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Underlying Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Underlying Funds. With respect to the Fund’s investments in Underlying Funds, each Shareholder in the Fund will pay, in effect, two sets of fees, one directly at the Fund level, and one at the Underlying Fund level. Fees and expenses of the Fund and the Underlying Funds will generally be paid regardless of whether the Fund or Underlying Funds produce positive investment returns, and as such, certain Underlying Funds may earn performance fees even if such Underlying Funds, or the Fund, experience overall negative performance.

Co-Investment Transactions Risks

Co-Investment Risks: When the Fund invests alongside other investors in a co-investment transaction, the realization of investments made may take longer than would the realization of investments under the sole control of the Adviser or the Fund because co-investors may require an exit procedure requiring notification of the other co-investors and possibly giving the other co-investors a right of first refusal or a right to initiate a buy-sell procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).

Co-investments may involve risks in connection with third party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor. Third-party co-investors may also have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take or block action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the co-investment opportunities, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund.

Reliance on Managers of Lead Equity Sponsors; Non-Controlling Investments. The Fund will depend on Underlying Fund Managers of the lead equity sponsors with which the Fund is co-investing. Under this investment structure, the Fund generally will be a limited partner or other passive investor in a fund managed by Underlying Fund Managers (i.e. co-investment opportunities alongside said Underlying Fund Manager’s fund) and will be without an ability to participate in the management and control of the co-investment opportunity. The Adviser will not have control over the timing of capital calls or distributions received from such investments. As a result, the returns of the Fund (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams. In many instances, the Fund will co-invest in a co-investment vehicle with financial, strategic or other third-party investors through partnerships, joint ventures or other entities. Such investments will involve additional risks not present in investments where a third-party co-investor is not involved, including the possibility that a third-party co-investor may have economic or business interests or objectives that are inconsistent with those of the Fund or may be in a position to take (or block) action in a manner contrary to the Fund’s interests or objectives.

Other Investment Risks

Limited Due Diligence. Pursuant to its investment strategy, the Fund may acquire stakes in portfolio companies and acquire securities of issuers without direct discussions with the management of such companies or issuers. Therefore, the due diligence information on which the Fund relies may be difficult to obtain, limited in scope or inaccurate. Further, the Fund may invest in portfolio companies and issuers operating in countries where market and financial information is limited. Formal business plans, financial projections and market analyses may not be available. Public information on such potential portfolio companies may be difficult to obtain or verify. As a result of the foregoing, there can be no assurance that the Fund will be able to detect or prevent potential or existing problems, such as irregular accounting, employee misconduct or other fraudulent practices, during the due diligence phase or during its efforts to monitor the portfolio investment on an ongoing basis. In the event of fraud by any portfolio company or any of its affiliates, the Fund may suffer a partial or total loss of capital invested in that company (and/or decrease in NAV).

In addition, investment analyses and decisions may be undertaken on an expedited basis in order for the Fund to take advantage of available investment opportunities. In such cases, the information available at the time of an investment decision may be limited, and the Adviser may not have access to the detailed information necessary for a thorough evaluation of the investment opportunity. Further, the Adviser may conduct its due diligence activities over a very brief period.

Follow-On Investments. The Fund may be called upon to provide follow up funding for its portfolio investments or have the opportunity to increase its investment therein. There can be no assurance that the Fund will wish to make follow-on investments or that the Fund will have sufficient funds to do so. Any decision by the Fund not to make follow on investments or its inability to make them may have a substantial negative impact on an issuer in need of such an investment, may diminish the Fund’s ability to influence such issuer’s future development or may have a substantial negative impact on such issuer.

Risks upon Disposition of Portfolio Investments. In connection with the disposition of a Portfolio Investment in an issuer, the Fund may be required to make representations and warranties about the business and financial affairs of such issuer typical of those made in connection with the sale of any business or may be responsible for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such Portfolio Investment or underwriters to the extent that any such representations and warranties or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which might ultimately have to be funded by the investors.

Difficulty of Bringing Suit or Foreclosure. The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries. Because the effectiveness of the judicial systems in certain countries in which the Fund may invest varies, the Fund (or any issuer) may have difficulty in foreclosing or successfully pursuing claims in the courts of such countries, as compared to other countries. Further, to the extent that the Fund or an issuer may obtain a judgment but is required to seek its enforcement in the courts of one of these countries in which the Fund invests, there can be no assurance that such courts will enforce such judgment. The laws of other countries lack the sophistication and consistency found in the United States with respect to foreclosure, bankruptcy, corporate reorganization and creditors’ rights.

Non-U.S. Investments Risk. The Fund’s strategy may involve investing, directly or indirectly, in companies whose principal executive offices or corporate headquarters are, at the time of initial investment, outside of the U.S. Investing in non-U.S. securities may involve substantially greater risks than investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency to another; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and differences in government supervision and regulation; (iv) certain economic and political risks, including potential exchange control regulations, potential restrictions on foreign investments and repatriation of capital and the risks associated with political, economic or social instability, diplomatic developments, and the possibility of expropriation or confiscatory taxation; and (v) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities. While the Adviser will take these factors into consideration in making investment decisions for the Fund and intends to manage the Fund in a manner to minimize exposure to the foregoing risks, there can be no assurance that the Adviser will be able to evaluate the risks accurately or that adverse developments with respect to such risks will not adversely affect the value or realization (and/or NAV) of investments that are held in certain countries.

Risk of Bridge Financing. If an Underlying Fund makes or invests in a bridge loan or interim financing for a portfolio company that intends to refinance all or a portion of that loan, there is a risk that the borrower will be unable to complete such refinancing successfully. Such failure could lead to the portfolio company having to pay interest at increasing rates along with additional fees and expenses, the result of which may reduce the value of the portfolio company.

Emerging Markets Investments Risk. The Fund may invest in non-U.S. securities of issuers in so-called “emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.

Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.

Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.

The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Foreign Currency Risk. The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries. Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Yield and Ratings Risk. The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Adviser will consider such an event in determining whether the Fund should continue to hold the security.

U.S. Debt Securities Risk. U.S. debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. debt securities change as interest rates fluctuate. Any downgrades by rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.

Corporate Bonds Risk. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this Prospectus in further detail. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described under “Below Investment Grade Securities Risk.”

Below Investment Grade Securities Risk. The Fund may invest indirectly through Underlying Funds in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short-term and the long-term.

The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low-rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade-oriented investors have been forced to accept more risk in order to maintain income. Should rates rise, these recent entrants to the low-grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.

The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated securities.

The Underlying Funds in which the Fund invests may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser). For these investments, the risks associated with below investment grade instruments are more pronounced.

Other Registered Investment Companies Risk. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under Section 12(d)(1) of the 1940 Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. Rule 12d1-4 under the 1940 Act provides an exemption, subject to certain conditions, to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). As a result, certain registered funds and private funds may be more limited in their ability to invest in the Fund under Rule 12d1-4 than they otherwise would be. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including management fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Other Risks

Financial Market Fluctuations and Dislocations. The global financial crisis was prolonged and serious, and the ongoing and long-term impacts are still unfolding on the global economy. The challenges to the recovery of the world economies may continue to have an adverse impact on the availability of credit to businesses generally and further contribute to an overall weakening of the United States and global economies. General fluctuations in the market prices of securities and general instability in the security markets may affect the value of the Portfolio Investments. The success of the Fund’s investment activities will be affected by general economic and market conditions such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Portfolio Investments and Underlying Funds), trade barriers and currency exchange controls, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations), as well as numerous other factors outside the Fund’s control. Unprecedented levels of illiquidity and negative price volatility for various types of assets and securities have recently occurred in the world financial markets and may or may not occur again. Moreover, a variety of unanticipated political and economic disruptions and changes, including those in Europe and the U.S., have adversely affected the capital markets. In addition, government measures undertaken in response to turmoil and volatility in capital markets (whether regulatory or financial in nature) may have a negative effect on market conditions. A climate of uncertainty and instability in markets and economic conditions generally (including a slow-down in economic growth and/or changes in interest rates or foreign exchange rates) may increase risks inherent in the Portfolio Investments and increase the difficulty of modeling market conditions, potentially reducing the accuracy of financial projections. Each private equity subclass may exhibit considerable volatility of returns. Moreover, a negative impact on economic fundamentals and consumer and business confidence would likely increase market volatility and reduce liquidity, both of which would adversely affect the access to capital, ability to utilize leverage or overall performance of the Fund or one or more of the Underlying Funds or portfolio companies. Moreover, a recession, slowdown and/or sustained downturn in the U.S. or global economy (or any particular segment thereof) or weakening of credit markets may adversely affect the Fund’s profitability and impede the ability of the Underlying Funds and/or their portfolio companies to perform under or refinance their existing obligations. Any resulting economic downturn could adversely affect the financial resources of the Fund, the Underlying Funds and portfolio companies in which the Fund indirectly invests and their respective ability to make principal and interest payments on, or refinance, outstanding debt when due. In the event of such defaults, the Fund could lose both invested capital in, and anticipated profits from, the affected Underlying Funds and/or portfolio companies. Such marketplace events have also impacted the availability and terms of financing for leveraged transactions. Private investors have recently been required to finance transactions with a greater proportion of equity relative to prior periods and the terms of debt financing are significantly less flexible for borrowers compared to prior periods. These and other developments may impair the ability of the Underlying Funds to consummate transactions.

While the Adviser expects that the current industry environment may yield attractive investment opportunities for the Fund, there can be no assurances that conditions in the global financial markets will not worsen and/or adversely affect the Fund (or one or more of the Underlying Funds) (including with respect to performing under or refinancing their existing obligations), its access to capital or leverage, its ability to effectively deploy its capital or realize Portfolio Investments on favorable terms or its overall performance. The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s objectives relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made, or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.

Financial Institution Risk; Distress Events. An investment in the Fund is subject to the risk that one of the banks, brokers, counterparties, clearinghouses, exchanges, lenders or other custodians (each, a “Financial Institution”) of some or all of the Fund’s (or any Underlying Fund’s or portfolio company’s) assets fails to timely perform or otherwise defaults on its obligations or experiences insolvency, closure, seizure, receivership or other financial distress or difficulty (each, a “Distress Event”). Distress Events can be caused by factors including, but not limited to, eroding market sentiment, significant withdrawals, fraud, malfeasance, poor performance, undercapitalization, market forces or accounting irregularities. If a Financial Institution experiences a Distress Event, the Adviser, the Fund or one or more of the Fund’s Underlying Funds or portfolio companies may be unable to access deposits, borrowing facilities or other services, either permanently or for an extended, potentially indeterminate, period of time. Although assets held by regulated Financial Institutions in the U.S. frequently are insured up to stated balance amounts by government-sponsored organizations such as the Federal Deposit Insurance Corporation, in the case of banks, and the Securities Investor Protection Corporation, in the case of certain broker-dealers, amounts in excess of the stated amounts are subject to risk of total loss, and any non-U.S. Financial Institutions that are not subject to similar regimes pose comparable risk of loss. While in recent years governmental intervention has resulted in additional protections for depositors and counterparties in connection with Distress Events, there can be no assurance that such intervention will occur in connection with any future Distress Event or that any such intervention undertaken will be successful or avoid the risks of loss, delays or negative impacts on banking or brokerage conditions or markets.

Any Distress Event could have a potentially adverse effect on the ability of the Adviser to manage the Fund and its investments, and on the ability of the Adviser, the Fund, any Underlying Fund and any portfolio company to maintain operations, which, in each case, could result in significant losses and in unconsummated investment acquisitions and dispositions. Such losses could include: a loss of funds; an obligation to pay fees and expenses in the event the Fund is unable to close a transaction (whether due to the inability to draw capital on a credit line provided by a Financial Institution experiencing a Distress Event, the inability of the Fund to access capital contributions or otherwise); the inability of the Fund to acquire or dispose of investments, including at prices that the Adviser believes reflect the fair value of such investments; and the inability of portfolio companies to make payroll, fulfill obligations or maintain operations. If a Distress Event leads to a loss of access to a Financial Institution’s services, it is also possible that the Fund or a portfolio company will incur additional expenses or delays, or incur additional expenses, in putting in place alternative arrangements, or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, availability, access to capital or otherwise). To the extent the Adviser is able to exercise contractual remedies under agreements with Financial Institutions in the event of a Distress Event, there can be no assurance that such remedies will be successful or avoid losses, delays or other negative impacts. The Fund and its portfolio companies are subject to similar risks if a Financial Institution utilized by investors in the Fund or by suppliers, vendors, contractors, service providers or other counterparties of the Fund or a portfolio company becomes subject to a Distress Event, which could have a material adverse effect on the Fund and/or one or more of its portfolio companies.

Many Financial Institutions require, as a condition to using certain of their services (often including lending services), that the Adviser and/or the Fund maintain all or a set amount or percentage of their respective accounts or assets with that Financial Institution, which heightens the risks associated with a Distress Event with respect to such Financial Institutions. Although the Adviser seeks to do business with Financial Institutions that it believes are established, well-capitalized and capable of fulfilling their respective obligations to the Fund, the Adviser is under no obligation to use a minimum number of Financial Institutions with respect to the Fund or to maintain account balances at or below the relevant insured amounts, and the rapid collapse in the first quarter of 2023 of several seemingly well-capitalized and established institutions demonstrates that there are limits to the effectiveness of this approach in avoiding counterparty exposure. Under certain circumstances, such as receiving capital contributions pursuant to a Subscription or proceeds from a disposition, the Fund will not be able to maintain account balances at or below any relevant insured amounts.

Public Health Emergencies. Pandemics and other widespread public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 flu, avian flu, Ebola and COVID-19, have resulted and are resulting in market volatility and disruption, and COVID-19 and any future such emergencies have the potential to materially and adversely impact economic production and activity in ways that are impossible to predict, all of which may result in significant losses to the Fund, the Portfolio Investments and the Underlying Funds.

Uncertain Economic, Social and Political Environment. Consumer, corporate and financial confidence may be adversely affected by current or future tensions around the world, fear of or actual terrorist activity and/or military conflicts, localized or global financial crises or other sources of political, social or economic unrest. Such erosion of confidence will often lead to or extend a localized or global economic downturn. Furthermore, such confidence may be adversely affected by local, regional or global health crises including but not limited to the rapid and pandemic spread of novel viruses commonly known as SARS, MERS and COVID-19. Such health crises could exacerbate political, social and economic risks previously mentioned and result in significant breakdowns, delays and other disruptions on a local, regional and global scale, which may have adverse effects on the performance of affected Portfolio Investments and Underlying Funds. A climate of uncertainty, including the spread of infectious viruses or diseases, reduces the availability of potential investment opportunities, and increases the difficulty of modeling market conditions, potentially reducing the accuracy of financial projections. In addition, limited availability of credit for consumers, homeowners and businesses, including credit used to acquire businesses, in an uncertain environment or economic downturn may have an adverse effect on the economy generally and on the ability of the Fund and its Portfolio Investments to execute their respective strategies and to receive an attractive multiple of earnings on the disposition of businesses. This may slow the rate of future investments by the Fund and result in longer holding periods for investments.

Terrorist Activities. Terrorist activities, anti-terrorist efforts, armed conflicts involving the U.S. or its interests abroad and natural disasters may adversely affect the U.S., its financial markets and global economies and could prevent the Fund from meeting its investment objectives and other obligations. The potential for future terrorist attacks, the national and international response to terrorist attacks, acts of war or hostility and natural disasters have created many economic and political uncertainties in the past and may do so in the future, which may adversely affect the U.S. and world financial markets and the Fund for the short or long-term in ways that cannot presently be predicted.

International Conflicts and Geopolitical Events. Wars and other international conflicts, such as the Israeli-Palestinian conflict and the ongoing military conflict between Russia and Ukraine, have caused disruption to global financial systems, trade and transport, among other things. In response, multiple other countries have put in place sanctions and other severe restrictions or prohibitions on certain of the countries involved, as well as related individuals and businesses. The ultimate impact of these conflicts (and other geopolitical events, including national referenda, elections, interest rates, political movements, humanitarian crises, national and international policy changes, actual or perceived trade wars, import or export controls, executive orders, laws, legal systems and regulatory regimes) and their effect on global economic and commercial activity and conditions, and on the operations, financial condition and performance of the Fund or any particular industry, business or investee country and the duration and severity of those effects, is impossible to predict.

These matters may have a significant adverse impact and result in significant losses to, the Fund and its Portfolio Investments. This impact may include reductions in revenue and growth, unexpected operational losses and liabilities, supply chain disruptions and reductions in the availability of capital. It may also limit the ability of the Fund to source, diligence and execute new investments and to manage, finance and exit investments in the future. Developing and further governmental actions (military or otherwise) may cause additional disruption and constrain or alter existing financial, legal and regulatory frameworks and systems in ways that are adverse to the investment strategy which the Fund intends to pursue, all of which could adversely affect the Fund’s ability to fulfill its investment objectives.

Advancements in Artificial Intelligence and Machine Learning. The ongoing evolution in artificial intelligence and machine learning technologies (hereinafter, “Machine Learning Technologies”), encompassing initiatives like OpenAI’s deployment of its ChatGPT application, may instigate risks that impact the Fund and the Fund’s Portfolio Investments. Regardless of existing policies, there exists potential for the Adviser, the Fund’s Portfolio Investments, and all associated affiliates, partners, members, shareholders, officers, directors, and employees to deploy Machine Learning Technologies in violation of such policies, knowingly or otherwise. The risk exposure for the Fund and the Fund’s Portfolio Investments may be exacerbated if third-party service providers or any known or unknown counterparts also incorporate Machine Learning Technologies in their business operations. The Fund cannot ensure absolute control over the development or maintenance of third-party products or the manner in which third-party services are rendered.

The utilization of Machine Learning Technologies may inadvertently involve the integration of confidential data, including sensitive non-public information, by either third parties in breach of non-disclosure agreements, or by employees of the Adviser or the related affiliates and partners in breach of the Fund’s policies. This may result in the confidential information becoming accessible within a dataset by other third-party Machine Learning Technology applications and users. For comprehensive details on risks related to information security, refer to “Cyber Security Risk.”

Machine Learning Technologies inherently depend on the aggregation and examination of vast quantities of data. However, due to practical limitations, it is infeasible to incorporate all pertinent data into the model that Machine Learning Technologies leverage for operation. Consequently, these models will inevitably harbor some degree of inaccuracy and error, potentially significant, or could be otherwise deficient or flawed, thereby compromising the effectiveness of Machine Learning Technologies. To the extent that the Adviser, the Fund and the Fund’s Portfolio Investments are susceptible to the risks associated with Machine Learning Technologies, any inaccuracies or errors may precipitate adverse impacts.

Machine Learning Technologies and their applications, particularly within the private investment and financial sectors, continue to undergo rapid evolution. Therefore, it remains impossible to accurately foresee future risks that may emerge from such technological advancements.

Cyber Security Risk. The Adviser, its affiliates, its service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and/or its investors, despite the efforts of the Adviser and its service providers and counterparties to adopt technologies, processes and practices intended to mitigate these risks and protect the security of their computer systems, software, networks and other technology assets, as well as the confidentiality, integrity and availability of information belonging to the entities comprising the Fund and their investors. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Adviser, its service providers, counterparties or data within these systems. Third parties may also attempt to fraudulently induce employees, customers, third-party service providers or other users of the Adviser’s systems to disclose sensitive information in order to gain access to the Adviser’s data. A successful penetration or circumvention of the security of the Adviser’s or its service providers’ or counterparties’ systems could result in the loss or theft of an investor’s data or funds, the inability to access electronic systems, loss or theft of proprietary information or corporate data, physical damage to a computer or network system or costs associated with system repairs. Such incidents could cause the entities comprising the Fund, the Adviser and/or their service providers or counterparties to incur regulatory penalties, reputational damage, additional compliance costs or financial loss. Similar types of operational and technology risks are also present for the investments made by the Fund and the Private Assets in which the Fund invests, which could have material adverse consequences for such investments and companies, and may cause the Fund’s investments to lose value.

Fund Structure. Depending on economic, regulatory, tax, business and/or other developments (or the absence of such developments), the Adviser may determine to modify certain aspects of the Fund’s structure, subject to applicable law and any required approvals from the Board and Shareholders. There can be no assurance that economic, regulatory, tax, business and/or other developments will or will not result in a determination by the Adviser to modify the Fund’s structure. Prospective investors should consult with their own counsel and advisors regarding the impact of such potential re-structuring on an investment in the Fund.

Tax Considerations. The Fund intends to elect to be treated as, and intends to qualify to be treated as, a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. See “Material U.S. Federal Income Tax Considerations.”

Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Underlying Funds and Underlying Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Underlying Funds or Underlying Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.

In order to meet the 90% Gross Income Test, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a subsidiary that is treated as a corporation for U.S. federal income tax purposes. In such a case, any income from such investments is generally not expected to adversely affect the Fund’s ability to meet the 90% Gross Income Test, although such income generally would be subject to U.S. corporate federal income tax (and possibly state and local taxes), which the Fund would indirectly bear through its ownership of such subsidiary. See “Material U.S. Federal Income Tax Considerations – Qualification and Taxation as a Regulated Investment Company.”

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations – Election and Qualification and Taxation to be Taxed as a Regulated Investment Company”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See “Material U.S. Federal Income Tax Considerations - Failure to Qualify as a Regulated Investment Company.” In addition, the Fund is required each year to make certain “excise tax” calculations based on income and gain information that must be obtained from the Underlying Funds or Underlying Fund Managers. If the Fund does not receive sufficient information from the Underlying Funds or Underlying Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).

In addition, the Fund may directly or indirectly invest in Underlying Funds located outside the United States. Such Underlying Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund, and the Fund does not expect to satisfy the conditions necessary to allow a U.S. person to do so. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”

The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirement (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations – Qualification and Taxation as a Regulated Investment Company.”

Tax Laws Subject to Change. It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded to an investment in the Fund will be modified by legislative, administrative, or judicial action in the future. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation, administrative guidance or judicial interpretation. However, such changes could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore should seek, and must rely on, the advice of their tax advisors with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Withholding and Other Taxes. The Fund intends to structure its investments in a manner that is intended to achieve its investment objective and, notwithstanding anything contained herein to the contrary, there can be no assurance that the structure of any investment will be tax efficient for any particular investor or that any particular tax result will be achieved. The returns in respect of the investments may be reduced by withholding or other taxes imposed by jurisdictions in which the investments are organized. In addition, tax reporting requirements may be imposed on investors under the laws of the jurisdictions in which investors are liable to taxation or in which the Fund makes investments. Prospective investors should consult their own professional tax advisors with respect to the tax consequences to them of an investment in the Fund under the laws of the jurisdiction in which they are liable to taxation.

Tax Information Exchange Regimes; FATCA Withholding Tax on Certain Non-U.S. Entities. The United States, pursuant to the “Foreign Account Tax Compliance Act” or “FATCA,” has entered into numerous intergovernmental agreements with various jurisdictions concerning the exchange of information as a means to combat tax evasion. In addition, the Organization for Economic Co-operation and Development has published a global Common Reporting Standard for the exchange of information pursuant to which many countries have now signed multilateral agreements. One or more of these information exchange regimes are likely to apply to the Fund and may require the Fund to collect and share with applicable taxing authorities information concerning Shareholders (including identifying information and amounts of certain income allocable or distributable to them). A Shareholder’s failure to provide required information may result in expulsion from the investment structure or other potential remedies. In addition, FATCA generally imposes a withholding tax of 30% on a non-U.S. entity’s share of most payments attributable to investments in the United States, including dividends and interest, unless an exception applies. The Fund may be required to withhold such taxes from certain non-U.S. Shareholders, unless an exception applies.

Difficulty Paying Distributions. The Fund may be required to recognize taxable income in circumstances in which it does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (“OID”) (such as secondary market purchases of debt securities at a discount to par, interest, debt instruments issued with equity or warrants and debt instruments with payment in-kind (“PIK”) interest or, in certain cases, increasing interest rates), the Fund must include in income each year a portion of the OID that accrues over the life of the obligation, regardless of whether cash representing such income is received by it in the same taxable year.

The Fund anticipates that a portion of its income may constitute OID or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discount with respect to debt securities acquired in the secondary market and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit its ability to deduct interest expenses for tax purposes. Because any OID or other amounts accrued will be included in its investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to its Shareholders in order to satisfy annual distribution requirements, even if the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirements necessary to maintain RIC tax treatment under the Code. The Fund may have to sell some of its investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital, make a partial share distribution, or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, and chooses not to make a qualifying share distribution, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.

Incentive Fee. The Incentive Fee payable by the Fund to the Adviser (or its designee) may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized, and the Adviser is not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Portfolio Investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. See “Investment Management Agreement – Incentive Fee.”

The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with PIK interest, preferred stock with PIK dividends and zero coupon securities, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.

Indemnification Obligations and Limited Liability of Trustees and Adviser. None of the Trustees, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives, each an Indemnified Person, shall have any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund, collectively, the Indemnified Liabilities; provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person’s willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. Notwithstanding the foregoing, no waiver or release of personal liability of any Indemnified Person will be effective to waive any liabilities of such Indemnified Persons under the U.S. federal securities laws to the extent any such waiver or release is void under Section 14 of the 1933 Act.

Regulatory Scrutiny and Reporting. The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.

Market Conditions in the European Union. Deterioration in the economic conditions in the Eurozone and globally, including instability in financial markets, may pose a risk to our business. In recent years, financial markets have been affected at times by a number of global macroeconomic and political events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing loans on the balance sheets of European banks, the potential effect of any European country leaving the Eurozone, the effect of the United Kingdom leaving the European Union (the “EU”), and market volatility and loss of investor confidence driven by political events. The decision made in the United Kingdom to leave the EU has led to volatility in global financial markets and may lead to weakening in consumer, corporate and financial confidence in the United Kingdom and Europe. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. We cannot assure you that market disruptions in Europe, including the increased cost of funding for certain governments and financial institutions, will not impact the global economy, and we cannot assure you that assistance packages will be available, or if available, be sufficient to stabilize countries and markets in Europe or elsewhere affected by a financial crisis. To the extent uncertainty regarding any economic recovery in Europe negatively impacts consumer confidence and consumer credit factors, our business, financial condition and results of operations could be significantly and adversely affected.

Non-U.S. Portfolio Investments. The Fund is permitted to invest a portion of its assets in Portfolio Investments with exposure to portfolio companies organized, headquartered and/or having substantial sales or operations outside the U.S. Non-U.S. securities, including those held by Underlying Funds, involve certain factors not typically associated with investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in, and relative liquidity of, some non-U.S. securities markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and less government supervision and regulation; (iv) certain economic and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; and (v) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities and of non-U.S. tax filing requirements.

Significant Developments Stemming from the U.S. Presidential Administration. It is expected that the current presidential administration will continue to seek to enact changes to numerous areas of law and regulations currently in effect. Any changes as a result of the new administration could significantly impact the Fund and/or its investments. Specific legislative and regulatory proposals discussed during election campaigns and more recently that might materially impact the Fund and/or its investments include, but are not limited to, changes to climate policies, trade agreements, immigration policy, import and export regulations, tariffs and customs duties, energy regulations, income tax regulations (including capital gains tax rate adjustments) and the federal tax code (including added scrutiny of management fee and carried interest waivers), public company reporting requirements and antitrust enforcement.

Changes in U.S. federal policy, including tax policies, and at regulatory agencies occur over time through policy and personnel changes following elections, which lead to changes involving the level of oversight and focus on the financial services industry or the tax rates paid by corporate entities. The nature, timing and economic effects of potential changes to the current legal, tax and regulatory framework affecting financial institutions remain highly uncertain. None of Dawson, the Adviser, the Fund or their respective affiliates can predict the ultimate impact of the foregoing on the Fund and its investments, or the private equity industry generally, and any prolonged uncertainty could also have an adverse impact on the Fund and its investment objectives. Future changes enacted by the U.S. administration may adversely affect the Fund’s operating environment and therefore the Fund’s business, operating costs, financial condition and results of operations. Further, an extended federal government shutdown resulting from the failure to pass budget appropriations, adopt continuing funding resolutions, or raise the debt ceiling, and other budgetary decisions limiting or delaying federal government spending, may negatively impact U.S. or global economic conditions, including corporate and consumer spending and liquidity of capital markets. There can be no assurance that any changes in laws, regulations or governmental policy will not have an adverse impact on the Fund and its investments, including the ability of the Fund to execute its investment objectives and to generate attractive returns.

The U.S. administration has also indicated its intention to direct federal agencies to proceed with deregulating certain industries in which the Fund may invest through a series of executive actions. However, such actions have been and may continue to be subject to judicial and/or congressional scrutiny and even if implemented, may be replaced by regulatory actions at the state level. While there can be no assurance that the administration will be successful in implementing such actions, any measures that are implemented in connection therewith may result in material changes to regulations and may impact the business operations and performance (even adversely) of the Fund’s investments.

In addition, any changes in U.S. social, political, regulatory and economic conditions or in laws and policies governing the financial services industry, foreign trade, manufacturing, outsourcing, development and investment in the territories and countries or types of investments in which the Fund is permitted to invest, and any negative sentiments towards the United States as a result of such changes, could adversely affect the performance of the Fund’s investments. Moreover, media (including social media) has the potential to influence public sentiment and escalate tensions both within the U.S. and in international relations, which could cause social unrest and could negatively impact stock markets and economics around the globe and the Fund’s investments.

The outcome of any future changes in the control of the U.S. federal legislative and executive branches during the Fund’s term could result in potential changes in laws and regulations affecting the private equity industry. The likelihood of occurrence and the effect of any such change is highly uncertain and could have an adverse impact on the prospective investors and their investments.

Impacts of U.S. Tariffs. The U.S. Government has imposed increased tariffs on imports from certain countries. Such tariffs may have direct and indirect impacts on Portfolio Investments and their portfolio companies invested or based in any applicable countries arising from increased production costs, possible disruptions of supply chains and reductions in trading volumes, and may otherwise affect the businesses and revenues of any such portfolio company, as well as relevant customers and counterparties. In particular, tariffs directly increase the costs of goods, whether borne by the producer or the consumer. If an Underlying Fund or its portfolio companies were unable to increase revenues while the cost of relevant inputs were increasing, such Underlying Fund or any of its portfolio companies’ profitability would likely suffer. Additionally, a Portfolio Investment, Underlying Fund or its portfolio companies will not always be able to pass on tariff-related costs without a negative impact on sales volumes and may be unable to compete, in particular, with U.S.-based competitors that are not subject to such tariffs.

In addition, the imposition of broad tariffs may lead to broader macroeconomic consequences, both domestically and internationally, that may negatively affect a Portfolio Investment, Underlying Fund or any of its portfolio companies’ financial performance. Escalation of tensions could lead to retaliatory restrictive actions on cross-border trade, including further tariff increases, sanctions and restrictions on the investment and transfer of technology, which may adversely affect financial markets, disrupt world trade and lead to a contraction in cross-border economic activity. This may also result in slower economic growth, reduced consumer confidence, and weaker demands for an underlying portfolio company’s products or services, particularly in the U.S. market.

The tariffs may potentially have a significant adverse impact and result in losses to the Fund. The ultimate impact of increasingly protectionist measures and their effect on global economic conditions and commercial activity, and on the operations, financial condition and performance of the Fund, or any particular industry, business or investee country, and the duration and severity of those effects, is impossible to predict.

Best-Efforts Offering Risk. This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to offer the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is not an affiliate of the Fund or the Adviser.

Inflation Risk. High rates of inflation and rapid increases in the rate of inflation are expected to have a significant impact (often a negative or adverse impact) on financial markets and the broader economy. In an attempt to stabilize inflation, governments may impose wage and price controls or otherwise intervene in a country’s economy. Governmental efforts to curb inflation, including by increasing interest rates or reducing fiscal or monetary stimuli, often have corresponding impacts (often negative) on the level of economic activity and also potentially result in market or financial sector uncertainty as a result of unintended consequences. Certain countries, including the U.S., have recently seen increased levels of inflation, and persistently high levels of inflation could have a material and adverse impact on the investments and the Fund’s aggregated returns. For example, if investments in Underlying Funds were unable to increase revenues while the cost of relevant inputs were increasing, the investments’ profitability would likely suffer. Likewise, to the extent Underlying Funds have revenue streams that are slow or unable to adjust to changes in inflation, including by contractual arrangements or otherwise, Underlying Funds could increase revenue by less than its expenses increase all of which could adversely impact Portfolio Investments. Conversely, as inflation declines, investments in Underlying Funds may see competitors’ costs stabilize sooner or more rapidly than their own.

Effects of Leverage [Text Block]

LEVERAGE

The Fund (including through Subsidiaries) may use leverage to seek to achieve its investment objective or for liquidity (e.g., to finance the repurchase of Shares and/or to finance Fund investments) to the extent permitted under the 1940 Act. The Fund’s use of leverage may increase or decrease from time to time in its discretion, and the Fund may, in the future, determine not to use leverage. Under the 1940 Act, the Fund is not permitted to issue “senior securities” (as such term is defined in Section 18(g) of the 1940 Act), which generally consist of borrowings under credit facilities or preferred shares issued by the Fund, if, immediately after such issuance, the Fund would have asset coverage (as defined in the 1940 Act) of less than (i) 300% with respect to indebtedness or (ii) 200% with respect to preferred stock. This means that, at the time a “senior security” is issued, the ratio of the value of the Fund’s total assets, less all liabilities and indebtedness not represented by “senior securities,” as compared to the aggregate amount of the Fund’s “senior securities” equals at least 300% or 200%, as the case may be, immediately after such issuance. In addition, while any senior securities remain outstanding, the Fund generally must make provisions to prohibit any distribution to the Fund’s Shareholders or the repurchase of such securities or Shares unless the Fund meets the applicable asset coverage ratio at the time of the distribution or repurchase. Accordingly, if the Fund’s asset coverage ratio falls below such thresholds, the Fund’s ability to make distributions to Shareholders may be significantly restricted or the Fund may not be able to make any such distributions at all.

The Fund may use leverage through the issuance of preferred shares in an aggregate amount of liquidation preference attributable to the preferred shares combined with the aggregate amount of any borrowings of up to approximately 50% of the Fund’s total net assets immediately after such issuance. Currently, the Fund has no intention to issue preferred shares. The use of leverage creates an opportunity for increased investment returns but also creates risks for the holders of Shares.

Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Adviser does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.

General Risks of Investing in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Investing in the Fund

General Investment Risks. There can be no assurance that the Portfolio Investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.

No Operating History. The Fund is a non-diversified, closed-end management investment company with no operating history. The Fund has no historical financial statements and other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance. Past performance of other funds and accounts managed or advised by Dawson, the Adviser or their affiliates is of limited relevance as an indicator of future performance of the Fund.

No Prior Experience of the Adviser Managing a Registered Closed-End Investment Company. Although Dawson, the Adviser, their affiliates and their respective investment professionals are experienced in managing portfolios of assets in which the Fund expects to invest, they have no prior experience managing a portfolio that takes the form of a registered closed-end investment company, and the investment philosophy and techniques used by the Adviser to manage a registered closed-end investment company may differ from those previously employed by Dawson, the Adviser, their affiliates, and their respective investment professionals/teams in identifying, managing and structuring past investments. Accordingly, there can be no assurance that the Adviser will replicate the historical performance of other clients or other entities or funds that Dawson, the Adviser’s or their respective investment professionals advised in the past, and investment returns for the Fund could be substantially lower than the returns achieved by Dawson’s, the Adviser’s or their respective affiliate’s other clients, entities or funds. Further, the Adviser may not be able to successfully operate the Fund’s business or achieve the Fund’s investment objective. As a result, an investment in the Fund’s Shares may entail more risk than the shares of a comparable company with a substantial operating history.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because Portfolio Investments are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of Portfolio Investments representing various strategies, geographic regions, asset classes (and subasset classes) and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Dependence on Dawson, the Adviser and Key Personnel. Investors will be dependent on Dawson, the Adviser or their affiliates for the management of the Fund as well as for high-quality deal flow. Subject to the oversight of the Board, the Adviser will be responsible for the Fund’s activities, and investors will have no right to participate in the management of the entities in which the Fund invests. Investors will be relying on the ability of the Adviser to select the Portfolio Investments to be made using the capital available to the Fund and to negotiate the appropriate contractual terms for each Portfolio Investment. The success of the Fund will depend in large part upon the skill and expertise of the Dawson professionals in identifying suitable Portfolio Investments and negotiating and arranging the closing of appropriate transactions. Investment professionals and employees of Dawson, the Adviser or their affiliates will devote a portion of their time to properly carry out the Fund’s strategy. Other investment activities and managed entities of Dawson and its affiliates are likely to require such investment professionals and employees to devote substantial amounts of their time to matters unrelated to the Fund, which poses conflicts of interest in the allocation of the time of such individuals. The loss of one or more of these individuals could have a significant adverse impact on the business of the Fund. In addition, there can be no assurance that Dawson, the Adviser or their affiliates will be able to maintain their professional networks, including their relationships with underlying sponsors of investment opportunities.

Dawson, the Adviser and their affiliates have long-term relationships with a significant number of private markets sponsors, issuers and their respective senior management. Dawson also has relationships with numerous investors, including institutional investors and their senior management. The existence and development of these relationships may influence whether the Adviser undertakes a particular Portfolio Investment on behalf of the Fund and, if so, the form and level of such Portfolio Investment. Similarly, the Adviser may take the existence and development of such relationships into consideration in its management of the Fund and its Portfolio Investments. Without limiting the generality of the foregoing, there may, for example, be certain strategies involving the management or realization of particular Portfolio Investments that the Adviser will not employ, or actions the Adviser will not take, on behalf of the Fund in light of these relationships.

The Fund will compete for investments with third parties, including other financial managers, investment funds, pension funds, corporations, endowments and foundations, wealthy individuals and family offices, among many others. The Fund competes for limited capacity in such investments. There can be no assurance that the Adviser will be able to locate and complete attractive investments or that the investments which are ultimately made under the Fund will satisfy all of the Fund’s objectives.

Dynamic Investment Strategy. While the Adviser generally intends to seek attractive returns for the Fund primarily through making investments in line with the Fund’s investment strategy, as described herein, the Adviser is, subject to the limitations discussed herein, permitted to pursue additional investment strategies and/or modify or depart from its initial investment strategy, investment process and investment techniques as it determines appropriate.

Closed-End Fund Structure; Liquidity Limited to Discretionary Repurchases of Shares. The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid Portfolio Investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a Shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Portfolio Investments are illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.

Repurchase of Shares Risk. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their NAV and the Adviser intends to recommend that, in normal market circumstances, the Fund conduct offers to repurchase up to 5% of the Shares outstanding (either by number of Shares or aggregate NAV) on a quarterly basis, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Portfolio Investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time. The Adviser currently expects to recommend to the Board that the Fund conducts its first repurchase offer no later than twelve months after the Fund commences investment operations (or such earlier or later date as the Board may determine).

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchase of Shares.”

Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders.

Payment In-Kind For Repurchased Shares. The Fund generally expects to distribute to the holder of Shares that are repurchased cash in satisfaction of such repurchase. See “Repurchase of Shares.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Underlying Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Restrictions on Transfers. Transfers of Shares may be made only with the consent of the Fund, which may be withheld in the Fund’s sole discretion and is expected to be granted, if at all, only under extenuating circumstances. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Sector Concentration Risk. To the extent that the Fund’s portfolio is concentrated in securities of issuers in a given sector, the Fund is at greater risk of adverse developments and price movements in such sectors than a fund that is more broadly diversified across a variety of sectors.

The Fund also may invest in Underlying Funds that concentrate their investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by such Underlying Funds. In addition, the investments of such Underlying Funds will be disproportionately exposed to the risks associated with that sector.

Borrowing. The Fund’s investment strategy may involve borrowing money, including for purposes of cash management needs and bridging the financing of Portfolio Investments pending the acceptance of funds from investor subscriptions. Borrowing will directly impact (positively or negatively) the returns of an investment in the Fund and increase the risks associated with an investment in the Fund. Elevated levels of borrowing relative to NAV for an extended period of time may increase the volatility of the Fund’s performance. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the Shares. Any leveraging strategy the Fund employs may not be successful.

Leverage involves risks and special considerations for Shareholders, including:

●	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;
●	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;
●	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and
●	leverage may increase operating costs, which may reduce total return.

Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged.

While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.

In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.

Amount or Frequency of Distribution. The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See “Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

General Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Investment Risks. There can be no assurance that the Portfolio Investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.

No Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History. The Fund is a non-diversified, closed-end management investment company with no operating history. The Fund has no historical financial statements and other meaningful operating or financial data on which potential investors may evaluate the Fund and its performance. Past performance of other funds and accounts managed or advised by Dawson, the Adviser or their affiliates is of limited relevance as an indicator of future performance of the Fund.

No Prior Experience of the Adviser Managing a Registered Closed-End Investment Company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Prior Experience of the Adviser Managing a Registered Closed-End Investment Company. Although Dawson, the Adviser, their affiliates and their respective investment professionals are experienced in managing portfolios of assets in which the Fund expects to invest, they have no prior experience managing a portfolio that takes the form of a registered closed-end investment company, and the investment philosophy and techniques used by the Adviser to manage a registered closed-end investment company may differ from those previously employed by Dawson, the Adviser, their affiliates, and their respective investment professionals/teams in identifying, managing and structuring past investments. Accordingly, there can be no assurance that the Adviser will replicate the historical performance of other clients or other entities or funds that Dawson, the Adviser’s or their respective investment professionals advised in the past, and investment returns for the Fund could be substantially lower than the returns achieved by Dawson’s, the Adviser’s or their respective affiliate’s other clients, entities or funds. Further, the Adviser may not be able to successfully operate the Fund’s business or achieve the Fund’s investment objective. As a result, an investment in the Fund’s Shares may entail more risk than the shares of a comparable company with a substantial operating history.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because Portfolio Investments are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of Portfolio Investments representing various strategies, geographic regions, asset classes (and subasset classes) and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Dependence on Dawson, the Adviser and Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Dawson, the Adviser and Key Personnel. Investors will be dependent on Dawson, the Adviser or their affiliates for the management of the Fund as well as for high-quality deal flow. Subject to the oversight of the Board, the Adviser will be responsible for the Fund’s activities, and investors will have no right to participate in the management of the entities in which the Fund invests. Investors will be relying on the ability of the Adviser to select the Portfolio Investments to be made using the capital available to the Fund and to negotiate the appropriate contractual terms for each Portfolio Investment. The success of the Fund will depend in large part upon the skill and expertise of the Dawson professionals in identifying suitable Portfolio Investments and negotiating and arranging the closing of appropriate transactions. Investment professionals and employees of Dawson, the Adviser or their affiliates will devote a portion of their time to properly carry out the Fund’s strategy. Other investment activities and managed entities of Dawson and its affiliates are likely to require such investment professionals and employees to devote substantial amounts of their time to matters unrelated to the Fund, which poses conflicts of interest in the allocation of the time of such individuals. The loss of one or more of these individuals could have a significant adverse impact on the business of the Fund. In addition, there can be no assurance that Dawson, the Adviser or their affiliates will be able to maintain their professional networks, including their relationships with underlying sponsors of investment opportunities.

Dawson, the Adviser and their affiliates have long-term relationships with a significant number of private markets sponsors, issuers and their respective senior management. Dawson also has relationships with numerous investors, including institutional investors and their senior management. The existence and development of these relationships may influence whether the Adviser undertakes a particular Portfolio Investment on behalf of the Fund and, if so, the form and level of such Portfolio Investment. Similarly, the Adviser may take the existence and development of such relationships into consideration in its management of the Fund and its Portfolio Investments. Without limiting the generality of the foregoing, there may, for example, be certain strategies involving the management or realization of particular Portfolio Investments that the Adviser will not employ, or actions the Adviser will not take, on behalf of the Fund in light of these relationships.

The Fund will compete for investments with third parties, including other financial managers, investment funds, pension funds, corporations, endowments and foundations, wealthy individuals and family offices, among many others. The Fund competes for limited capacity in such investments. There can be no assurance that the Adviser will be able to locate and complete attractive investments or that the investments which are ultimately made under the Fund will satisfy all of the Fund’s objectives.

Dynamic Investment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dynamic Investment Strategy. While the Adviser generally intends to seek attractive returns for the Fund primarily through making investments in line with the Fund’s investment strategy, as described herein, the Adviser is, subject to the limitations discussed herein, permitted to pursue additional investment strategies and/or modify or depart from its initial investment strategy, investment process and investment techniques as it determines appropriate.

Closed-End Fund Structure; Liquidity Limited to Discretionary Repurchases of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund Structure; Liquidity Limited to Discretionary Repurchases of Shares. The Fund is designed primarily for long-term investors. An investment in the Fund, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid Portfolio Investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares are not redeemable at a Shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Portfolio Investments are illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and the Fund should not be treated as a trading vehicle.

Repurchase of Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase of Shares Risk. Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their NAV and the Adviser intends to recommend that, in normal market circumstances, the Fund conduct offers to repurchase up to 5% of the Shares outstanding (either by number of Shares or aggregate NAV) on a quarterly basis, Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of the Portfolio Investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

There can be no assurance that the Fund will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time. The Adviser currently expects to recommend to the Board that the Fund conducts its first repurchase offer no later than twelve months after the Fund commences investment operations (or such earlier or later date as the Board may determine).

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases. See “Repurchase of Shares.”

Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Additionally, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders.

Payment In-Kind For Repurchased Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment In-Kind For Repurchased Shares. The Fund generally expects to distribute to the holder of Shares that are repurchased cash in satisfaction of such repurchase. See “Repurchase of Shares.” However, there can be no assurance that the Fund will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund. For example, it is possible that the Fund may receive securities from an Underlying Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of the Fund, which may include a distribution in-kind to Shareholders. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Restrictions on Transfers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictions on Transfers. Transfers of Shares may be made only with the consent of the Fund, which may be withheld in the Fund’s sole discretion and is expected to be granted, if at all, only under extenuating circumstances. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Fund that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Sector Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Concentration Risk. To the extent that the Fund’s portfolio is concentrated in securities of issuers in a given sector, the Fund is at greater risk of adverse developments and price movements in such sectors than a fund that is more broadly diversified across a variety of sectors.

The Fund also may invest in Underlying Funds that concentrate their investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by such Underlying Funds. In addition, the investments of such Underlying Funds will be disproportionately exposed to the risks associated with that sector.

Borrowing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing. The Fund’s investment strategy may involve borrowing money, including for purposes of cash management needs and bridging the financing of Portfolio Investments pending the acceptance of funds from investor subscriptions. Borrowing will directly impact (positively or negatively) the returns of an investment in the Fund and increase the risks associated with an investment in the Fund. Elevated levels of borrowing relative to NAV for an extended period of time may increase the volatility of the Fund’s performance. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the Shares. Any leveraging strategy the Fund employs may not be successful.

Leverage involves risks and special considerations for Shareholders, including:

●	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;
●	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;
●	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and
●	leverage may increase operating costs, which may reduce total return.

Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged.

While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.

In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.

Amount or Frequency of Distribution [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Amount or Frequency of Distribution. The amount of distributions that the Fund may pay is uncertain. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See “Distributions.” Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Risk Factors Relating to Investing in Private Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk Factors Relating to Investing in Private Assets

General

Competition for Access to Private Asset Investment Opportunities. The activity of identifying, completing and realizing upon attractive Private Assets, whether Secondary Investments, Co-Investments or Primary Investments, is highly competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions, including the willingness of counterparties to engage with potential liquidity solutions providers in a new, evolving and dynamic market, as well as potential competitors for investment opportunities. The Fund will be competing for investments with many other private equity investors and institutional investors with similar investment objectives. Potential competitors include other investment partnerships and corporations, governments, individuals, financial institutions, family offices, strategic industry acquirers and other investors investing directly or through affiliates, as well as other unidentified market participants with innovative approaches, particularly because of the newness and variety of approaches available in this opportunity space. There can be no assurance that the Adviser will be able to secure interests on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the interests available to the Fund will be as large as the Adviser would desire. Moreover, as a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Underlying Fund Managers and certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, the Fund may not be invested in certain Secondary Investments, Co-Investments or Primary Investments that are held by other unregistered funds or accounts managed by the Adviser or its affiliates, even though those investments would be consistent with the Fund’s investment objective.

Further, over the past several years, an increasing number of private equity funds have been formed, including private equity funds which may have as one of their objectives investing in other funds (and many such existing funds have grown substantially in size). In addition, certain institutional investors who have significant resources may also become significant participants in the secondary market. Additional funds with similar objectives may be formed in the future by other unrelated parties. It is likely that competition for appropriate investment opportunities will increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made. The Fund may incur bid, due diligence or other costs with respect to transactions that are not consummated and investments that are not successful. As a result, the Fund may not recover all or any of such costs, which would adversely affect returns. Participation in auction transactions may increase the pressure on the Fund with respect to pricing of such potential transactions. Additionally, the Underlying Funds will be competing for investments with other investment vehicles, as well as individuals, financial institutions and other institutional investors. There can be no assurance that (i) the Fund will be able to identify, negotiate the appropriate contractual terms for, consummate and realize upon investments that satisfy the Fund’s rate of return objectives and desired diversification goals, (ii) the Fund will be able to invest fully its committed capital or (iii) the investments made by the Underlying Funds will result in rates of return to the Fund that are equal to or better than the average rate of return on direct investments or investments in other private equity investment funds.

In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however, unregistered funds also managed by the Adviser or its affiliates are not prohibited from the same transactions. The 1940 Act also imposes significant limits on co-investments with affiliates of the Fund. The Adviser, the Fund and other related entities intend to rely on the Co-Investment Exemptive Order to make Portfolio Investments alongside other funds and accounts managed by the Adviser and certain affiliates of the Adviser. The Co-Investment Exemptive Order contains certain conditions that limit or restrict the Fund’s ability to participate in such investment opportunities. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. The Fund, the Adviser and other related entities have applied for, and expect to be granted, the Co-Investment Exemptive Order. The Co-Investment Exemptive Order will contain certain conditions that limit or restrict the Fund’s ability to participate in such investment opportunities. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. There can be no assurance that the Co-Investment Exemptive Order will be granted.

Business and Market. The Fund’s investment portfolio will include Primary Investments, which include primary investments in Underlying Funds, which will hold securities issued primarily by private companies or other private assets. Operating results for private companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Portfolio Investments do not have readily available market quotations. Accordingly, substantially all of the Fund’s Portfolio Investments are valued at fair value as determined in good faith by the Adviser, as valuation designee, in accordance with the Adviser’s valuation policies and procedures and subject to the oversight of the Board. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. As a result, the valuation of Portfolio Investments and Underlying Funds may be based on imperfect information and is subject to inherent uncertainties. The fair market value of any Portfolio Investment will generally be based on the value of the Underlying Funds as most recently reported by the applicable Underlying Fund Manager and otherwise determined subject to and in accordance with the terms of the Fund’s valuation policy. Also, different private equity sponsors use different valuation methods and determine such valuations at different times, and there can be no assurance that any of such valuations are accurate. In addition, these valuations will, from time to time, be provided by the Underlying Fund Manager to the Fund based on interim unaudited financial statements. Further, due to confidentiality considerations, certain potential and/or actual Portfolio Investments or Underlying Funds may not permit the Fund to fully disclose information regarding its investment strategies, risks, prior performance or other information. Certain potential and/or actual Underlying Funds will potentially provide limited or no information regarding their respective investment strategies or investments. Additionally, information received from the Underlying Fund Managers may not always be accurate or timely. This lack of access to, or the untimeliness or inaccuracy of, information provided by the Underlying Fund Managers may make it more difficult for the Adviser to select, allocate among and evaluate potential investments.

In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated, and may differ materially from the values that would have resulted if a liquid market for such investments had existed.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. In light of the fact that a substantial portion of the Fund’s assets consist of Private Assets for which no public market exists, there can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes to cure a violation thereof.

In valuing the investments in Underlying Funds, the Underlying Fund Managers are expected to attempt to accrue for future tax liabilities. However, the Underlying Fund Managers typically do not provide any information about actual or potential future tax liabilities relating to the assets that they own. Accordingly, NAV may overestimate or underestimate the actual tax costs that will ultimately be incurred by the Fund and its Shareholders.

The Fund’s NAV is a critical component in several operational matters, including computation of the Management Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares a Shareholder will receive upon investing in the Fund. The Fund accepts purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on the Fund’s most recent NAV, which will be calculated as of the close of business on the last calendar day of the month prior to the Subscription Date. For more information regarding the Fund’s subscription process, see “Purchasing Shares.”

The Adviser generally expects to receive information regarding the Portfolio Investments on which it will base the Fund’s NAV only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s NAV will likely be based on information from the prior quarter and therefore may be stale. If the valuation information related to Portfolio Investments is stale, it may not be reflective of current market conditions which may ultimately have a negative impact on the Fund. In addition, the Fund may need to liquidate certain investments, including Portfolio Investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing Shareholders to the benefit of pre-existing Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing Shareholders to the benefit of subscribing Shareholders. For more information regarding the Fund’s calculation of its NAV, see “Net Asset Valuation.”

Risks of Private Equity Strategies

Growth Equity and Venture Capital Strategies. Growth equity and venture capital strategies involve investments in emerging and new private companies that have limited, and sometimes no, operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development.

Companies financed by growth equity and venture capital may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. In the case of start-up enterprises, these companies may not have significant or any operating revenues, may have a lower capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the entire investment. In addition, these companies may operate at a loss or with substantial variations in operating results from time to time, and many will need substantial additional capital to support additional research and development activities or expansion, to achieve or maintain a competitive position and/or to expand or develop management resources. The growth of these companies may require significant time and effort, resulting in a longer investment horizon than can be expected with lower risk investment alternatives.

The directors and officers of companies financed by growth equity and venture capital may lack any meaningful managerial experience, particularly of cash-flow management and budgeting. Additionally, such companies may face strong competition or need substantial additional capital to support or to achieve a competitive position. The availability of capital is often generally a function of capital market conditions that are beyond the Adviser’s or the Fund’s control or the control of the Underlying Funds, sponsors or portfolio companies. There can be no assurance that any portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Buyout Risks. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

Special Situations Risks. Special situations strategies invest in companies that may be in transition, out of favor, financially leveraged, stressed or distressed, or potentially troubled and may be or have recently been involved in major strategic actions, workouts and restructurings, bankruptcies, reorganizations, liquidations or other catalytic changes or similar transactions. These companies may be experiencing, or are expected to experience, financial difficulties that may never be able to overcome. Securities of these companies are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Transactions involving these companies could be unsuccessful, take considerable time to complete or result in a distribution of cash or a new security the value of which will be less than the purchase price of the original security or financial instrument in respect of which such distribution is received. Such investments also could, in certain circumstances, subject an Underlying Fund or the Fund to certain additional potential liabilities. Numerous other risks also arise in the workout and bankruptcy contexts.

In addition, there is no minimum credit standard that is a prerequisite to an investment in any instrument and a significant portion of the obligations and preferred stock acquired in special situations investments may be rated below investment grade or unrated.

Risks Relating to Investing in Underlying Funds

Underlying Fund Risks. The Fund’s investments in Underlying Funds are subject to a number of risks. Underlying Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Although the Adviser seeks to receive detailed information from each Underlying Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Underlying Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Underlying Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Underlying Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Underlying Fund’s investments are successful.

Underlying Fund interests are ordinarily valued based upon valuations provided by the Underlying Fund Managers, which may be received on a delayed basis. Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and are fair valued by the Underlying Fund Managers. An Underlying Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Underlying Fund Manager’s compensation. The Adviser reviews and performs due diligence on the valuation procedures used by each Underlying Fund Manager, as appropriate and monitors the returns provided by the Underlying Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Underlying Fund Managers. Inaccurate valuations provided by Underlying Funds could materially adversely affect the value of Shares.

Secondary Investments may be acquired at a discount to an Underlying Fund’s NAV to, among other things, compensate the purchaser for providing the seller with liquidity and on account of various transfer restrictions. As a result, Secondary Investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its NAV, as any such discounted Secondary Investment will be marked to its NAV, which may be higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of Secondary Investments, the Fund may generate distributable gains that are taxable to Shareholders. Accordingly, the overall performance and NAV of the Fund may be significantly impacted by the acquisition price paid by the Fund for such Secondary Investments.

The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Underlying Funds. Such fees and performance-based compensation are in addition to the Management Fee and the Incentive Fee. In addition, performance-based fees charged by Underlying Fund Managers may create incentives for the Underlying Fund Managers to make risky investments, and may be payable by the Fund to an Underlying Fund Manager based on an Underlying Fund’s positive returns even if the Fund’s overall returns are negative. A Shareholder will indirectly bear a proportionate share of the fees and expenses of the Underlying Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder may be subject to higher operating expenses than if the Shareholder invested in the Underlying Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser (or its designee) and other expenses payable directly by the Fund from amounts distributed to the Fund by the Underlying Funds, the returns to a Shareholder will be lower than the returns to a direct investor in the Underlying Funds. Fees and expenses of the Fund and the Underlying Funds generally are paid regardless of whether the Fund or Underlying Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Underlying Funds, although access to many Underlying Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Underlying Funds.

There is a risk that the Fund may be precluded from acquiring an interest in certain Underlying Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Underlying Funds. The Adviser also may refrain from including an Underlying Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. Rule 18f-4 under the 1940 Act, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to an Underlying Fund or as part of a Primary Investment. Under Rule 18f-4, the Fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as a capital commitment to an Underlying Fund, if the Fund reasonably believes, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Underlying Funds than other clients of the Adviser.

If the Fund fails to satisfy capital calls to an Underlying Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Underlying Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Underlying Funds or otherwise impair the value of the Fund’s investments.

The governing documents of an Underlying Fund generally are expected to include provisions that would enable the GP, the Underlying Fund Manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Underlying Fund prior to the end of its stated term. Early termination of an Underlying Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.

Although the Fund will be an investor in an Underlying Fund, Shareholders will not themselves be equity holders of that Underlying Fund and will not be entitled to enforce any rights directly against the Underlying Fund or the Underlying Fund Manager or assert claims directly against any Underlying Funds, the Underlying Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Underlying Funds that may be available to the Fund as an investor in the Underlying Funds. In addition, Underlying Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Underlying Funds, does not have the benefit of the protections afforded by the 1940 Act. Underlying Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Underlying Funds managed by such Underlying Fund Managers, does not have the benefit of certain of the protections afforded by the Advisers Act.

Commitments to Underlying Funds generally are not immediately invested. Instead, committed amounts are drawn down by Underlying Funds and invested over time, as underlying investments are identified — a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Underlying Fund’s drawdowns. During this period, investments made early in an Underlying Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Underlying Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Underlying Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Underlying Funds. This may result in the Fund making commitments to Underlying Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to an Underlying Fund will increase. The Fund maintains cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Underlying Funds.

Reliance on Underlying Fund Managers; Non-Controlling Investments. The Fund will depend on the managers of the Underlying Funds in which it invests. The Fund generally will be a limited partner or other passive investor in the Underlying Funds and will be without an ability to participate in their management and control. The Adviser will not have control over the timing of capital calls or distributions received from the Underlying Funds or over investment decisions made by such funds. As a result, the return of the Fund (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams.

Risks Associated with Portfolio Investments. The portfolio companies of the Underlying Funds may involve significant business and financial risk. Certain of the Underlying Funds may make direct venture capital and growth equity investments, in each case in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.

In certain cases, the Underlying Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their Fund. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.

The Underlying Funds may invest in buyouts, which involve significant financial leverage and are therefore sensitive to declines in revenues and to increases in interest rates and expenses.

Lack of Operating History. In certain cases, the Underlying Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their investment strategy. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.

Contingent Liabilities Associated with Private Investment Fund Interests Acquired in Secondary Transactions. In cases where the Fund acquires an interest in an Underlying Fund in a secondary transaction, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the relevant Underlying Fund and, subsequently, that Underlying Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return monies equivalent to such distributions to such Underlying Fund. While the Fund may, in some circumstances, make a claim against the seller for any such monies so paid to such Underlying Fund, there can be no assurances that the Fund would prevail on such claim.

Pooled Investments in Secondary Investments. In certain cases, the Adviser expects to have the opportunity to acquire on behalf of the Fund a portfolio of investment funds from a seller on an “all or nothing” basis. Certain of the investment funds in the portfolio may be less attractive than others, and certain of the sponsors of such investment funds may be more familiar to Dawson than others or may be more experienced or highly regarded than others. In addition, the Adviser will likely have the opportunity to participate on behalf of the Fund in “linked secondaries” (e.g., a secondary market purchase of an existing fund interest and corresponding commitment to a new fund in formation, typically sponsored by the same investment manager). In certain instances, the purchase of the interest in the new fund may be less attractive than the secondary market purchase of an existing fund interest. In such cases, it may not be possible for the Adviser to exclude from such purchases those investments which the Adviser considers (for commercial, tax, legal, or other reasons) less attractive. With respect to linked secondaries relating to secondary transactions in which the Fund and other managed entities of Dawson, the Adviser or their affiliates participate, the Fund may be allocated a greater or lesser proportional share of commitments to new funds in formation than their proportional share of the secondary transaction. Moreover, in certain circumstances, agreements with counterparties regarding allocations of purchase price among secondary portfolio interests and/or deferred purchase price payment mechanics may be more or less advantageous to the Fund than other participating managed entities of Dawson, the Adviser or their affiliates. Additionally, the Fund may invest in secondary transactions without regard to geography to the extent the Adviser believes that other factors such as “J-curve” mitigation or pricing of such secondary transaction are more favorable than secondary transactions available in a particular geographic region or in lieu of not investing in secondary transactions due to limited available secondary transactions in the geography that meet the Adviser’s expected return for such investment.

Transfer Restrictions Relating to Secondary Investments. The Secondary Investments in which the Fund may invest generally will be subject to significant restrictions on transfer, including a requirement to obtain the approval or consent of the transfer by the Underlying Fund Manager of the relevant Underlying Fund. The Fund may be subject to the risk that it does not timely obtain required approvals or consents, or waivers of contractual transfer restrictions, following the execution of a purchase agreement. These transfer restrictions may include a right of first refusal for another party (e.g., the Underlying Fund Manager or other investors) to purchase the securities that the Fund seeks to acquire. For example, Underlying Fund Managers may be partial to Secondary Investments being purchased by existing investors of such Underlying Funds. As part of the transfer of an interest in an Underlying Fund, the Fund also may be required to assume certain obligations of the seller, including the obligation to return distributions previously received by the seller in respect of investments made by the Underlying Fund prior to such transfer. If the Fund is not indemnified by the seller with respect to these obligations, or if the Fund is unable to recover on the indemnity, the Fund will suffer the economic loss.

For the foregoing reasons, completion of transfers is often time-consuming and relatively difficult as compared to a transfer of other securities. Although the Adviser believes that the Fund will be viewed by Underlying Fund Managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on the acquisition of Secondary Investments, even in situations where it has signed a binding contract to acquire the investments. Notably, such purchase agreements for Secondary Investments may include automatic termination provisions with respect to the applicable fund interests if the Underlying Fund Manager does not approve of or consent to the transfer. In cases where approval or consent is granted and the Fund successfully closes an acquisition of a Secondary Investment, the Fund will record ownership on its books of the assets acquired in a Secondary Investment as of the date of the closing of the transaction. The Fund’s acquisition of such assets generally will settle, and the Fund generally will become the holder of record of the assets, as of the first day immediately following the date of closing of the transaction. The Fund expects that transaction closing dates generally will fall on the last day of a calendar quarter and, accordingly, the Fund expects that settlement will occur as of the first day of the new quarter. Actual closing dates, however, may vary on a deal-by-deal basis.

Continuation Funds and GP-led Restructuring Risks. The Fund may participate in one or a number of investments into “continuation funds” or “GP-led transactions” that may involve the sale or transfer of a single underlying company or a portfolio of assets to a newly formed vehicle managed by the same sponsor at a valuation determined by the secondary investors. The Fund may choose to participate in one such investment as a lead investor that may result in the Fund holding the majority of the interests in such a vehicle. In the event that a single underlying portfolio company performs poorly, all returns may be adversely affected. While the Fund may be given the opportunity to negotiate and make bids for such processes, the Fund may not necessarily achieve the best legal or economic terms due to the competitive nature of these processes.

Primary Investment Risks

Reliance on Underlying Fund Managers and Managers of Portfolio Companies; Non-Controlling Investments. The investment structure of the Fund will depend on the management teams of the Underlying Funds in which it invests. Under this investment structure, the Fund, through its investment in Underlying Funds, which in turn invest in portfolio companies, generally will not control such companies. As a result, the returns under this investment structure (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams and we may not be able to control or effectively influence the business or affairs of such entities. Such portfolio companies may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to influence those interests or goals or otherwise protect the value of the Fund’s investments in such entities (and/or NAV), although as a condition of making such investments, it is expected that appropriate limited partner rights generally will be sought to protect the Fund’s interest in the investments.

Risks Associated with Portfolio Companies. The Underlying Funds in which the Fund invests will likely invest in portfolio companies that involve significant business and financial risk and may include making investments in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.

Additionally, under the Fund’s strategy, the Fund may be requested to provide follow-on funding to Underlying Funds or increase the Fund’s investment in such Underlying Funds (each a “follow-on investment”). There can be no assurance that the Fund will be in a position to make a follow-on investment. Any decision by the Adviser not to make a follow-on investment or the strategies’ inability to make a follow-on investment may have a significant impact on a portfolio company or may diminish the Fund’s control or ownership of such portfolio company.

Guarantees. The Fund’s strategy also may involve guaranteeing the indebtedness of the Underlying Funds in which it invests. Consequently, if an Underlying Fund’s cash flow is insufficient to cover its debt obligations, the Fund may be called upon to fund all or a portion of an Underlying Fund’s debt obligations to satisfy such guarantees. This may reduce the amount of capital the Fund has available for other purposes and could adversely affect returns to investors.

In addition, the Fund may, in certain circumstances, be liable for actions of its third-party co-investors. In certain cases, the vehicles into which the Fund invests will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their investment strategy. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.

Secondary Investments Risks

The Fund may make Secondary Investments in Underlying Funds by acquiring the interests in the Underlying Funds from existing investors in such Underlying Funds (and not from the Underlying Fund itself). In such instances, as the Fund will not be acquiring such interests directly from the Underlying Fund, it is generally not expected that the Fund will have the opportunity to negotiate the terms of the interests being acquired, other than the purchase price, or other special rights or privileges. There can be no assurance as to the number of Secondary Investment opportunities that will be presented to the Fund. In addition, the purchase price of Secondary Investments will be subject to negotiation with the sellers of such interests and suitable terms for a transaction may not be obtained or the Adviser may not obtain an optimal price or market discount for such interests, which may adversely affect the performance of the Fund.

Valuation of Secondary Investments may be difficult, as there generally will be no established market for such investments. Our overall performance with respect to such investments will depend in large part on the acquisition price paid by us for such investments and the structure of such acquisitions. The acquisition price paid by us generally will not be identical to the subsequent fair value of the Secondary Investment, which may be, at times, higher or lower than such acquisition price. Secondary Investments acquired at a discount may result in unrealized gains at the time we next calculate our NAV. Such unrealized gains will increase our NAV and performance by the difference between the most recent value of the Secondary Investment reported by the holder and the negotiated purchase price. Conversely, a Secondary Investment sold by us at a discount will result in a decrease in our NAV and performance by the difference between the value of the Secondary Investment as reflected in our books and records and the negotiated sale price. Our overall performance will depend in large part on the acquisition price paid by us for our Secondary Investments and the structure of such acquisitions. In addition, Secondary Investments acquired at a discount may cause us to recognize income or gain for U.S. federal income tax purposes prior to the receipt of any corresponding cash or other property. As a result, we may have difficulty meeting the minimum annual distribution requirement necessary to maintain RIC tax treatment. Because this income will be included in our investment company taxable income for the tax year it is accrued, we may be required to make a distribution to shareholders to meet the distribution requirements described above, even though we will not have received any corresponding cash or property.

Competition for Secondary Investments. There is significant competition for Secondary Investments. Many institutional investors, including fund-of- funds entities, as well as existing investors of Underlying Funds or portfolio companies may seek to purchase Secondary Investments of the same Underlying Fund or portfolio company in which the Fund may also seek to purchase. In addition, some Underlying Fund Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds. These Underlying Fund Managers also may be partial to Secondary Investments being purchased by existing investors of their Underlying Funds or portfolio companies. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called “Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. No assurance can be given that the Fund will be able to identify Secondary Investments that satisfy the Fund’s investment objective or, if the Fund is successful in identifying such Secondary Investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such Secondary Investments.

Incomplete Information and “All or Nothing” Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. At times, the Fund may have the opportunity to acquire a portfolio of Underlying Fund interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Underlying Fund interests may be less attractive than others, and certain of the Underlying Fund Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive. In addition, where the Fund acquires an interest in an Underlying Fund through a Secondary Investment, the Fund will generally not have the ability to modify or amend such Underlying Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments in new funds.

In the cases where the Fund acquires an interest in an Underlying Fund through a Secondary Investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Underlying Fund and, subsequently, that Underlying Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Underlying Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.

Multiple Tiers of Expenses. Underlying Funds (i) pay (or require its limited partners to pay) their respective general partners and investment advisers or managers certain fees and (ii) bear certain costs and expenses. For example, some or all of the Underlying Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Underlying Funds may also receive performance-based compensation if the Underlying Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Underlying Funds, which will reduce the investment returns of the Underlying Funds. The Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50% and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. Such fees and expenses are expected to reduce materially the actual returns to investors in the Underlying Funds, including the Fund. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Underlying Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Underlying Funds. With respect to the Fund’s investments in Underlying Funds, each Shareholder in the Fund will pay, in effect, two sets of fees, one directly at the Fund level, and one at the Underlying Fund level. Fees and expenses of the Fund and the Underlying Funds will generally be paid regardless of whether the Fund or Underlying Funds produce positive investment returns, and as such, certain Underlying Funds may earn performance fees even if such Underlying Funds, or the Fund, experience overall negative performance.

General [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General

Competition for Access to Private Asset Investment Opportunities. The activity of identifying, completing and realizing upon attractive Private Assets, whether Secondary Investments, Co-Investments or Primary Investments, is highly competitive, and involves a high degree of uncertainty. The availability of investment opportunities generally will be subject to market conditions, including the willingness of counterparties to engage with potential liquidity solutions providers in a new, evolving and dynamic market, as well as potential competitors for investment opportunities. The Fund will be competing for investments with many other private equity investors and institutional investors with similar investment objectives. Potential competitors include other investment partnerships and corporations, governments, individuals, financial institutions, family offices, strategic industry acquirers and other investors investing directly or through affiliates, as well as other unidentified market participants with innovative approaches, particularly because of the newness and variety of approaches available in this opportunity space. There can be no assurance that the Adviser will be able to secure interests on behalf of the Fund in all of the investment opportunities that it identifies for the Fund, or that the size of the interests available to the Fund will be as large as the Adviser would desire. Moreover, as a registered investment company, the Fund will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Underlying Fund Managers and certain private companies may view such filings as contrary to their business interests and deny access to the Fund; but may permit other, non-registered funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, the Fund may not be invested in certain Secondary Investments, Co-Investments or Primary Investments that are held by other unregistered funds or accounts managed by the Adviser or its affiliates, even though those investments would be consistent with the Fund’s investment objective.

Further, over the past several years, an increasing number of private equity funds have been formed, including private equity funds which may have as one of their objectives investing in other funds (and many such existing funds have grown substantially in size). In addition, certain institutional investors who have significant resources may also become significant participants in the secondary market. Additional funds with similar objectives may be formed in the future by other unrelated parties. It is likely that competition for appropriate investment opportunities will increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made. The Fund may incur bid, due diligence or other costs with respect to transactions that are not consummated and investments that are not successful. As a result, the Fund may not recover all or any of such costs, which would adversely affect returns. Participation in auction transactions may increase the pressure on the Fund with respect to pricing of such potential transactions. Additionally, the Underlying Funds will be competing for investments with other investment vehicles, as well as individuals, financial institutions and other institutional investors. There can be no assurance that (i) the Fund will be able to identify, negotiate the appropriate contractual terms for, consummate and realize upon investments that satisfy the Fund’s rate of return objectives and desired diversification goals, (ii) the Fund will be able to invest fully its committed capital or (iii) the investments made by the Underlying Funds will result in rates of return to the Fund that are equal to or better than the average rate of return on direct investments or investments in other private equity investment funds.

In addition, certain provisions of the 1940 Act prohibit the Fund from engaging in transactions with the Adviser and its affiliates; however, unregistered funds also managed by the Adviser or its affiliates are not prohibited from the same transactions. The 1940 Act also imposes significant limits on co-investments with affiliates of the Fund. The Adviser, the Fund and other related entities intend to rely on the Co-Investment Exemptive Order to make Portfolio Investments alongside other funds and accounts managed by the Adviser and certain affiliates of the Adviser. The Co-Investment Exemptive Order contains certain conditions that limit or restrict the Fund’s ability to participate in such investment opportunities. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. The Fund, the Adviser and other related entities have applied for, and expect to be granted, the Co-Investment Exemptive Order. The Co-Investment Exemptive Order will contain certain conditions that limit or restrict the Fund’s ability to participate in such investment opportunities. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. There can be no assurance that the Co-Investment Exemptive Order will be granted.

Business and Market [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business and Market. The Fund’s investment portfolio will include Primary Investments, which include primary investments in Underlying Funds, which will hold securities issued primarily by private companies or other private assets. Operating results for private companies in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of the Portfolio Investments do not have readily available market quotations. Accordingly, substantially all of the Fund’s Portfolio Investments are valued at fair value as determined in good faith by the Adviser, as valuation designee, in accordance with the Adviser’s valuation policies and procedures and subject to the oversight of the Board. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. As a result, the valuation of Portfolio Investments and Underlying Funds may be based on imperfect information and is subject to inherent uncertainties. The fair market value of any Portfolio Investment will generally be based on the value of the Underlying Funds as most recently reported by the applicable Underlying Fund Manager and otherwise determined subject to and in accordance with the terms of the Fund’s valuation policy. Also, different private equity sponsors use different valuation methods and determine such valuations at different times, and there can be no assurance that any of such valuations are accurate. In addition, these valuations will, from time to time, be provided by the Underlying Fund Manager to the Fund based on interim unaudited financial statements. Further, due to confidentiality considerations, certain potential and/or actual Portfolio Investments or Underlying Funds may not permit the Fund to fully disclose information regarding its investment strategies, risks, prior performance or other information. Certain potential and/or actual Underlying Funds will potentially provide limited or no information regarding their respective investment strategies or investments. Additionally, information received from the Underlying Fund Managers may not always be accurate or timely. This lack of access to, or the untimeliness or inaccuracy of, information provided by the Underlying Fund Managers may make it more difficult for the Adviser to select, allocate among and evaluate potential investments.

In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated, and may differ materially from the values that would have resulted if a liquid market for such investments had existed.

The value at which the Fund’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by the Fund. In addition, the timing of liquidations may also affect the values obtained on liquidation. In light of the fact that a substantial portion of the Fund’s assets consist of Private Assets for which no public market exists, there can be no guarantee that the Fund’s investments could ultimately be realized at the Fund’s valuation of such investments. In addition, the Fund’s compliance with the asset diversification tests under the Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes to cure a violation thereof.

In valuing the investments in Underlying Funds, the Underlying Fund Managers are expected to attempt to accrue for future tax liabilities. However, the Underlying Fund Managers typically do not provide any information about actual or potential future tax liabilities relating to the assets that they own. Accordingly, NAV may overestimate or underestimate the actual tax costs that will ultimately be incurred by the Fund and its Shareholders.

The Fund’s NAV is a critical component in several operational matters, including computation of the Management Fee, the Incentive Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares a Shareholder will receive upon investing in the Fund. The Fund accepts purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on the Fund’s most recent NAV, which will be calculated as of the close of business on the last calendar day of the month prior to the Subscription Date. For more information regarding the Fund’s subscription process, see “Purchasing Shares.”

The Adviser generally expects to receive information regarding the Portfolio Investments on which it will base the Fund’s NAV only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, the Fund’s NAV will likely be based on information from the prior quarter and therefore may be stale. If the valuation information related to Portfolio Investments is stale, it may not be reflective of current market conditions which may ultimately have a negative impact on the Fund. In addition, the Fund may need to liquidate certain investments, including Portfolio Investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of the Fund’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing Shareholders to the benefit of pre-existing Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre-existing Shareholders to the benefit of subscribing Shareholders. For more information regarding the Fund’s calculation of its NAV, see “Net Asset Valuation.”

Growth Equity and Venture Capital Strategies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Growth Equity and Venture Capital Strategies. Growth equity and venture capital strategies involve investments in emerging and new private companies that have limited, and sometimes no, operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development.

Companies financed by growth equity and venture capital may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. In the case of start-up enterprises, these companies may not have significant or any operating revenues, may have a lower capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the entire investment. In addition, these companies may operate at a loss or with substantial variations in operating results from time to time, and many will need substantial additional capital to support additional research and development activities or expansion, to achieve or maintain a competitive position and/or to expand or develop management resources. The growth of these companies may require significant time and effort, resulting in a longer investment horizon than can be expected with lower risk investment alternatives.

The directors and officers of companies financed by growth equity and venture capital may lack any meaningful managerial experience, particularly of cash-flow management and budgeting. Additionally, such companies may face strong competition or need substantial additional capital to support or to achieve a competitive position. The availability of capital is often generally a function of capital market conditions that are beyond the Adviser’s or the Fund’s control or the control of the Underlying Funds, sponsors or portfolio companies. There can be no assurance that any portfolio company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Buyout Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Buyout Risks. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

Special Situations Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Situations Risks. Special situations strategies invest in companies that may be in transition, out of favor, financially leveraged, stressed or distressed, or potentially troubled and may be or have recently been involved in major strategic actions, workouts and restructurings, bankruptcies, reorganizations, liquidations or other catalytic changes or similar transactions. These companies may be experiencing, or are expected to experience, financial difficulties that may never be able to overcome. Securities of these companies are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Transactions involving these companies could be unsuccessful, take considerable time to complete or result in a distribution of cash or a new security the value of which will be less than the purchase price of the original security or financial instrument in respect of which such distribution is received. Such investments also could, in certain circumstances, subject an Underlying Fund or the Fund to certain additional potential liabilities. Numerous other risks also arise in the workout and bankruptcy contexts.

In addition, there is no minimum credit standard that is a prerequisite to an investment in any instrument and a significant portion of the obligations and preferred stock acquired in special situations investments may be rated below investment grade or unrated.

Underlying Fund Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Fund Risks. The Fund’s investments in Underlying Funds are subject to a number of risks. Underlying Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Although the Adviser seeks to receive detailed information from each Underlying Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Underlying Funds may have little or no near-term cash flow available to distribute to investors, including the Fund. Due to the pattern of cash flows in Underlying Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Underlying Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Underlying Fund’s investments are successful.

Underlying Fund interests are ordinarily valued based upon valuations provided by the Underlying Fund Managers, which may be received on a delayed basis. Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and are fair valued by the Underlying Fund Managers. An Underlying Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Underlying Fund Manager’s compensation. The Adviser reviews and performs due diligence on the valuation procedures used by each Underlying Fund Manager, as appropriate and monitors the returns provided by the Underlying Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Underlying Fund Managers. Inaccurate valuations provided by Underlying Funds could materially adversely affect the value of Shares.

Secondary Investments may be acquired at a discount to an Underlying Fund’s NAV to, among other things, compensate the purchaser for providing the seller with liquidity and on account of various transfer restrictions. As a result, Secondary Investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its NAV, as any such discounted Secondary Investment will be marked to its NAV, which may be higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of Secondary Investments, the Fund may generate distributable gains that are taxable to Shareholders. Accordingly, the overall performance and NAV of the Fund may be significantly impacted by the acquisition price paid by the Fund for such Secondary Investments.

The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Underlying Funds. Such fees and performance-based compensation are in addition to the Management Fee and the Incentive Fee. In addition, performance-based fees charged by Underlying Fund Managers may create incentives for the Underlying Fund Managers to make risky investments, and may be payable by the Fund to an Underlying Fund Manager based on an Underlying Fund’s positive returns even if the Fund’s overall returns are negative. A Shareholder will indirectly bear a proportionate share of the fees and expenses of the Underlying Funds, in addition to its proportionate share of the expenses of the Fund. Thus, a Shareholder may be subject to higher operating expenses than if the Shareholder invested in the Underlying Funds directly. In addition, because of the deduction of the fees payable by the Fund to the Adviser (or its designee) and other expenses payable directly by the Fund from amounts distributed to the Fund by the Underlying Funds, the returns to a Shareholder will be lower than the returns to a direct investor in the Underlying Funds. Fees and expenses of the Fund and the Underlying Funds generally are paid regardless of whether the Fund or Underlying Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of the Fund by investing directly with the Underlying Funds, although access to many Underlying Funds may be limited or unavailable, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Underlying Funds.

There is a risk that the Fund may be precluded from acquiring an interest in certain Underlying Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Underlying Funds. The Adviser also may refrain from including an Underlying Fund in the Fund’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for the Fund if such an investment was made. Rule 18f-4 under the 1940 Act, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as a capital commitment to an Underlying Fund or as part of a Primary Investment. Under Rule 18f-4, the Fund may enter into an unfunded commitment agreement that is not a derivatives transaction, such as a capital commitment to an Underlying Fund, if the Fund reasonably believes, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. In addition, the Fund’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause the Fund to invest in different Underlying Funds than other clients of the Adviser.

If the Fund fails to satisfy capital calls to an Underlying Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Underlying Fund. Any failure by the Fund to make timely capital contributions may impair the ability of the Fund to pursue its investment program, cause the Fund to be subject to certain penalties from the Underlying Funds or otherwise impair the value of the Fund’s investments.

The governing documents of an Underlying Fund generally are expected to include provisions that would enable the GP, the Underlying Fund Manager, or a majority in interest (or higher percentage) of its limited partners or members, under certain circumstances, to terminate the Underlying Fund prior to the end of its stated term. Early termination of an Underlying Fund in which the Fund is invested may result in the Fund having distributed to it a portfolio of immature and illiquid securities, or the Fund’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of the Fund.

Although the Fund will be an investor in an Underlying Fund, Shareholders will not themselves be equity holders of that Underlying Fund and will not be entitled to enforce any rights directly against the Underlying Fund or the Underlying Fund Manager or assert claims directly against any Underlying Funds, the Underlying Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Underlying Funds that may be available to the Fund as an investor in the Underlying Funds. In addition, Underlying Funds generally are not registered as investment companies under the 1940 Act; therefore, the Fund, as an investor in Underlying Funds, does not have the benefit of the protections afforded by the 1940 Act. Underlying Fund Managers may not be registered as investment advisers under the Advisers Act, in which case the Fund, as an investor in Underlying Funds managed by such Underlying Fund Managers, does not have the benefit of certain of the protections afforded by the Advisers Act.

Commitments to Underlying Funds generally are not immediately invested. Instead, committed amounts are drawn down by Underlying Funds and invested over time, as underlying investments are identified — a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Underlying Fund’s drawdowns. During this period, investments made early in an Underlying Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Underlying Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Underlying Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Underlying Funds. This may result in the Fund making commitments to Underlying Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in the Fund at the time of such commitment (i.e., to “over-commit”). To the extent that the Fund engages in an “over-commitment” strategy, the risk associated with the Fund defaulting on a commitment to an Underlying Fund will increase. The Fund maintains cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Underlying Funds.

Reliance on Underlying Fund Managers; Non-Controlling Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Underlying Fund Managers; Non-Controlling Investments. The Fund will depend on the managers of the Underlying Funds in which it invests. The Fund generally will be a limited partner or other passive investor in the Underlying Funds and will be without an ability to participate in their management and control. The Adviser will not have control over the timing of capital calls or distributions received from the Underlying Funds or over investment decisions made by such funds. As a result, the return of the Fund (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams.

Risks Associated with Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Portfolio Investments. The portfolio companies of the Underlying Funds may involve significant business and financial risk. Certain of the Underlying Funds may make direct venture capital and growth equity investments, in each case in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.

In certain cases, the Underlying Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their Fund. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.

The Underlying Funds may invest in buyouts, which involve significant financial leverage and are therefore sensitive to declines in revenues and to increases in interest rates and expenses.

Lack of Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Operating History. In certain cases, the Underlying Funds will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their investment strategy. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.

Contingent Liabilities Associated with Private Investment Fund Interests Acquired in Secondary Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities Associated with Private Investment Fund Interests Acquired in Secondary Transactions. In cases where the Fund acquires an interest in an Underlying Fund in a secondary transaction, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the relevant Underlying Fund and, subsequently, that Underlying Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return monies equivalent to such distributions to such Underlying Fund. While the Fund may, in some circumstances, make a claim against the seller for any such monies so paid to such Underlying Fund, there can be no assurances that the Fund would prevail on such claim.

Pooled Investments in Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Pooled Investments in Secondary Investments. In certain cases, the Adviser expects to have the opportunity to acquire on behalf of the Fund a portfolio of investment funds from a seller on an “all or nothing” basis. Certain of the investment funds in the portfolio may be less attractive than others, and certain of the sponsors of such investment funds may be more familiar to Dawson than others or may be more experienced or highly regarded than others. In addition, the Adviser will likely have the opportunity to participate on behalf of the Fund in “linked secondaries” (e.g., a secondary market purchase of an existing fund interest and corresponding commitment to a new fund in formation, typically sponsored by the same investment manager). In certain instances, the purchase of the interest in the new fund may be less attractive than the secondary market purchase of an existing fund interest. In such cases, it may not be possible for the Adviser to exclude from such purchases those investments which the Adviser considers (for commercial, tax, legal, or other reasons) less attractive. With respect to linked secondaries relating to secondary transactions in which the Fund and other managed entities of Dawson, the Adviser or their affiliates participate, the Fund may be allocated a greater or lesser proportional share of commitments to new funds in formation than their proportional share of the secondary transaction. Moreover, in certain circumstances, agreements with counterparties regarding allocations of purchase price among secondary portfolio interests and/or deferred purchase price payment mechanics may be more or less advantageous to the Fund than other participating managed entities of Dawson, the Adviser or their affiliates. Additionally, the Fund may invest in secondary transactions without regard to geography to the extent the Adviser believes that other factors such as “J-curve” mitigation or pricing of such secondary transaction are more favorable than secondary transactions available in a particular geographic region or in lieu of not investing in secondary transactions due to limited available secondary transactions in the geography that meet the Adviser’s expected return for such investment.

Transfer Restrictions Relating to Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Transfer Restrictions Relating to Secondary Investments. The Secondary Investments in which the Fund may invest generally will be subject to significant restrictions on transfer, including a requirement to obtain the approval or consent of the transfer by the Underlying Fund Manager of the relevant Underlying Fund. The Fund may be subject to the risk that it does not timely obtain required approvals or consents, or waivers of contractual transfer restrictions, following the execution of a purchase agreement. These transfer restrictions may include a right of first refusal for another party (e.g., the Underlying Fund Manager or other investors) to purchase the securities that the Fund seeks to acquire. For example, Underlying Fund Managers may be partial to Secondary Investments being purchased by existing investors of such Underlying Funds. As part of the transfer of an interest in an Underlying Fund, the Fund also may be required to assume certain obligations of the seller, including the obligation to return distributions previously received by the seller in respect of investments made by the Underlying Fund prior to such transfer. If the Fund is not indemnified by the seller with respect to these obligations, or if the Fund is unable to recover on the indemnity, the Fund will suffer the economic loss.

For the foregoing reasons, completion of transfers is often time-consuming and relatively difficult as compared to a transfer of other securities. Although the Adviser believes that the Fund will be viewed by Underlying Fund Managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on the acquisition of Secondary Investments, even in situations where it has signed a binding contract to acquire the investments. Notably, such purchase agreements for Secondary Investments may include automatic termination provisions with respect to the applicable fund interests if the Underlying Fund Manager does not approve of or consent to the transfer. In cases where approval or consent is granted and the Fund successfully closes an acquisition of a Secondary Investment, the Fund will record ownership on its books of the assets acquired in a Secondary Investment as of the date of the closing of the transaction. The Fund’s acquisition of such assets generally will settle, and the Fund generally will become the holder of record of the assets, as of the first day immediately following the date of closing of the transaction. The Fund expects that transaction closing dates generally will fall on the last day of a calendar quarter and, accordingly, the Fund expects that settlement will occur as of the first day of the new quarter. Actual closing dates, however, may vary on a deal-by-deal basis.

Continuation Funds and GP-led Restructuring Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Continuation Funds and GP-led Restructuring Risks. The Fund may participate in one or a number of investments into “continuation funds” or “GP-led transactions” that may involve the sale or transfer of a single underlying company or a portfolio of assets to a newly formed vehicle managed by the same sponsor at a valuation determined by the secondary investors. The Fund may choose to participate in one such investment as a lead investor that may result in the Fund holding the majority of the interests in such a vehicle. In the event that a single underlying portfolio company performs poorly, all returns may be adversely affected. While the Fund may be given the opportunity to negotiate and make bids for such processes, the Fund may not necessarily achieve the best legal or economic terms due to the competitive nature of these processes.

Reliance on Underlying Fund Managers and Managers of Portfolio Companies; Non-Controlling Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Underlying Fund Managers and Managers of Portfolio Companies; Non-Controlling Investments. The investment structure of the Fund will depend on the management teams of the Underlying Funds in which it invests. Under this investment structure, the Fund, through its investment in Underlying Funds, which in turn invest in portfolio companies, generally will not control such companies. As a result, the returns under this investment structure (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams and we may not be able to control or effectively influence the business or affairs of such entities. Such portfolio companies may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to influence those interests or goals or otherwise protect the value of the Fund’s investments in such entities (and/or NAV), although as a condition of making such investments, it is expected that appropriate limited partner rights generally will be sought to protect the Fund’s interest in the investments.

Risks Associated with Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Portfolio Companies. The Underlying Funds in which the Fund invests will likely invest in portfolio companies that involve significant business and financial risk and may include making investments in companies that are in an early stage of development, have little or no operating history, are operating at a loss, or need significant additional capital to support their operations.

Additionally, under the Fund’s strategy, the Fund may be requested to provide follow-on funding to Underlying Funds or increase the Fund’s investment in such Underlying Funds (each a “follow-on investment”). There can be no assurance that the Fund will be in a position to make a follow-on investment. Any decision by the Adviser not to make a follow-on investment or the strategies’ inability to make a follow-on investment may have a significant impact on a portfolio company or may diminish the Fund’s control or ownership of such portfolio company.

Guarantees [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Guarantees. The Fund’s strategy also may involve guaranteeing the indebtedness of the Underlying Funds in which it invests. Consequently, if an Underlying Fund’s cash flow is insufficient to cover its debt obligations, the Fund may be called upon to fund all or a portion of an Underlying Fund’s debt obligations to satisfy such guarantees. This may reduce the amount of capital the Fund has available for other purposes and could adversely affect returns to investors.

In addition, the Fund may, in certain circumstances, be liable for actions of its third-party co-investors. In certain cases, the vehicles into which the Fund invests will be newly or recently formed entities with no significant operating history upon which to evaluate their likely performance or the likely effectiveness of their investment strategy. An investment in the Fund or its underlying investments is therefore subject to all of the risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment (and/or NAV) could decline substantially.

Valuation of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Secondary Investments may be difficult, as there generally will be no established market for such investments. Our overall performance with respect to such investments will depend in large part on the acquisition price paid by us for such investments and the structure of such acquisitions. The acquisition price paid by us generally will not be identical to the subsequent fair value of the Secondary Investment, which may be, at times, higher or lower than such acquisition price. Secondary Investments acquired at a discount may result in unrealized gains at the time we next calculate our NAV. Such unrealized gains will increase our NAV and performance by the difference between the most recent value of the Secondary Investment reported by the holder and the negotiated purchase price. Conversely, a Secondary Investment sold by us at a discount will result in a decrease in our NAV and performance by the difference between the value of the Secondary Investment as reflected in our books and records and the negotiated sale price. Our overall performance will depend in large part on the acquisition price paid by us for our Secondary Investments and the structure of such acquisitions. In addition, Secondary Investments acquired at a discount may cause us to recognize income or gain for U.S. federal income tax purposes prior to the receipt of any corresponding cash or other property. As a result, we may have difficulty meeting the minimum annual distribution requirement necessary to maintain RIC tax treatment. Because this income will be included in our investment company taxable income for the tax year it is accrued, we may be required to make a distribution to shareholders to meet the distribution requirements described above, even though we will not have received any corresponding cash or property.

Competition for Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Secondary Investments. There is significant competition for Secondary Investments. Many institutional investors, including fund-of- funds entities, as well as existing investors of Underlying Funds or portfolio companies may seek to purchase Secondary Investments of the same Underlying Fund or portfolio company in which the Fund may also seek to purchase. In addition, some Underlying Fund Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds. These Underlying Fund Managers also may be partial to Secondary Investments being purchased by existing investors of their Underlying Funds or portfolio companies. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called “Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for the Fund. No assurance can be given that the Fund will be able to identify Secondary Investments that satisfy the Fund’s investment objective or, if the Fund is successful in identifying such Secondary Investments, that the Fund will be permitted to invest, or invest in the amounts desired, in such Secondary Investments.

Incomplete Information and “All or Nothing” Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incomplete Information and “All or Nothing” Investments. The overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. At times, the Fund may have the opportunity to acquire a portfolio of Underlying Fund interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Underlying Fund interests may be less attractive than others, and certain of the Underlying Fund Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for the Fund to carve out from such purchases those Secondary Investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive. In addition, where the Fund acquires an interest in an Underlying Fund through a Secondary Investment, the Fund will generally not have the ability to modify or amend such Underlying Fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to Primary Investments in new funds.

In the cases where the Fund acquires an interest in an Underlying Fund through a Secondary Investment, the Fund may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Underlying Fund and, subsequently, that Underlying Fund recalls one or more of these distributions, the Fund (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Underlying Fund. While the Fund may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that the Fund would prevail on such claim.

Multiple Tiers of Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Tiers of Expenses. Underlying Funds (i) pay (or require its limited partners to pay) their respective general partners and investment advisers or managers certain fees and (ii) bear certain costs and expenses. For example, some or all of the Underlying Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Underlying Funds may also receive performance-based compensation if the Underlying Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Underlying Funds, which will reduce the investment returns of the Underlying Funds. The Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50% and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. Such fees and expenses are expected to reduce materially the actual returns to investors in the Underlying Funds, including the Fund. In addition, because of the deduction of the fees payable by the Fund to the Adviser and other expenses payable directly by the Fund from amounts distributed to the Fund by the Underlying Funds, the returns to a Shareholder in the Fund will be lower than the returns to a direct investor in the Underlying Funds. With respect to the Fund’s investments in Underlying Funds, each Shareholder in the Fund will pay, in effect, two sets of fees, one directly at the Fund level, and one at the Underlying Fund level. Fees and expenses of the Fund and the Underlying Funds will generally be paid regardless of whether the Fund or Underlying Funds produce positive investment returns, and as such, certain Underlying Funds may earn performance fees even if such Underlying Funds, or the Fund, experience overall negative performance.

Co-Investment Transactions Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investment Transactions Risks

Co-Investment Risks: When the Fund invests alongside other investors in a co-investment transaction, the realization of investments made may take longer than would the realization of investments under the sole control of the Adviser or the Fund because co-investors may require an exit procedure requiring notification of the other co-investors and possibly giving the other co-investors a right of first refusal or a right to initiate a buy-sell procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).

Co-investments may involve risks in connection with third party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor. Third-party co-investors may also have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take or block action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the co-investment opportunities, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund.

Reliance on Managers of Lead Equity Sponsors; Non-Controlling Investments. The Fund will depend on Underlying Fund Managers of the lead equity sponsors with which the Fund is co-investing. Under this investment structure, the Fund generally will be a limited partner or other passive investor in a fund managed by Underlying Fund Managers (i.e. co-investment opportunities alongside said Underlying Fund Manager’s fund) and will be without an ability to participate in the management and control of the co-investment opportunity. The Adviser will not have control over the timing of capital calls or distributions received from such investments. As a result, the returns of the Fund (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams. In many instances, the Fund will co-invest in a co-investment vehicle with financial, strategic or other third-party investors through partnerships, joint ventures or other entities. Such investments will involve additional risks not present in investments where a third-party co-investor is not involved, including the possibility that a third-party co-investor may have economic or business interests or objectives that are inconsistent with those of the Fund or may be in a position to take (or block) action in a manner contrary to the Fund’s interests or objectives.

Co-Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investment Risks: When the Fund invests alongside other investors in a co-investment transaction, the realization of investments made may take longer than would the realization of investments under the sole control of the Adviser or the Fund because co-investors may require an exit procedure requiring notification of the other co-investors and possibly giving the other co-investors a right of first refusal or a right to initiate a buy-sell procedure (i.e., one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).

Co-investments may involve risks in connection with third party involvement, including the possibility that a third-party may have financial difficulties, resulting in a negative impact on such investment or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor. Third-party co-investors may also have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take or block action in a manner contrary to the Fund’s investment objective. In circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to the co-investment opportunities, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund.

Reliance on Managers of Lead Equity Sponsors; Non-Controlling Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Managers of Lead Equity Sponsors; Non-Controlling Investments. The Fund will depend on Underlying Fund Managers of the lead equity sponsors with which the Fund is co-investing. Under this investment structure, the Fund generally will be a limited partner or other passive investor in a fund managed by Underlying Fund Managers (i.e. co-investment opportunities alongside said Underlying Fund Manager’s fund) and will be without an ability to participate in the management and control of the co-investment opportunity. The Adviser will not have control over the timing of capital calls or distributions received from such investments. As a result, the returns of the Fund (and/or NAV) will primarily depend on the performance of unrelated investment managers and management teams. In many instances, the Fund will co-invest in a co-investment vehicle with financial, strategic or other third-party investors through partnerships, joint ventures or other entities. Such investments will involve additional risks not present in investments where a third-party co-investor is not involved, including the possibility that a third-party co-investor may have economic or business interests or objectives that are inconsistent with those of the Fund or may be in a position to take (or block) action in a manner contrary to the Fund’s interests or objectives.

Other Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Risks

Limited Due Diligence. Pursuant to its investment strategy, the Fund may acquire stakes in portfolio companies and acquire securities of issuers without direct discussions with the management of such companies or issuers. Therefore, the due diligence information on which the Fund relies may be difficult to obtain, limited in scope or inaccurate. Further, the Fund may invest in portfolio companies and issuers operating in countries where market and financial information is limited. Formal business plans, financial projections and market analyses may not be available. Public information on such potential portfolio companies may be difficult to obtain or verify. As a result of the foregoing, there can be no assurance that the Fund will be able to detect or prevent potential or existing problems, such as irregular accounting, employee misconduct or other fraudulent practices, during the due diligence phase or during its efforts to monitor the portfolio investment on an ongoing basis. In the event of fraud by any portfolio company or any of its affiliates, the Fund may suffer a partial or total loss of capital invested in that company (and/or decrease in NAV).

In addition, investment analyses and decisions may be undertaken on an expedited basis in order for the Fund to take advantage of available investment opportunities. In such cases, the information available at the time of an investment decision may be limited, and the Adviser may not have access to the detailed information necessary for a thorough evaluation of the investment opportunity. Further, the Adviser may conduct its due diligence activities over a very brief period.

Follow-On Investments. The Fund may be called upon to provide follow up funding for its portfolio investments or have the opportunity to increase its investment therein. There can be no assurance that the Fund will wish to make follow-on investments or that the Fund will have sufficient funds to do so. Any decision by the Fund not to make follow on investments or its inability to make them may have a substantial negative impact on an issuer in need of such an investment, may diminish the Fund’s ability to influence such issuer’s future development or may have a substantial negative impact on such issuer.

Risks upon Disposition of Portfolio Investments. In connection with the disposition of a Portfolio Investment in an issuer, the Fund may be required to make representations and warranties about the business and financial affairs of such issuer typical of those made in connection with the sale of any business or may be responsible for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such Portfolio Investment or underwriters to the extent that any such representations and warranties or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which might ultimately have to be funded by the investors.

Difficulty of Bringing Suit or Foreclosure. The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries. Because the effectiveness of the judicial systems in certain countries in which the Fund may invest varies, the Fund (or any issuer) may have difficulty in foreclosing or successfully pursuing claims in the courts of such countries, as compared to other countries. Further, to the extent that the Fund or an issuer may obtain a judgment but is required to seek its enforcement in the courts of one of these countries in which the Fund invests, there can be no assurance that such courts will enforce such judgment. The laws of other countries lack the sophistication and consistency found in the United States with respect to foreclosure, bankruptcy, corporate reorganization and creditors’ rights.

Non-U.S. Investments Risk. The Fund’s strategy may involve investing, directly or indirectly, in companies whose principal executive offices or corporate headquarters are, at the time of initial investment, outside of the U.S. Investing in non-U.S. securities may involve substantially greater risks than investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency to another; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and differences in government supervision and regulation; (iv) certain economic and political risks, including potential exchange control regulations, potential restrictions on foreign investments and repatriation of capital and the risks associated with political, economic or social instability, diplomatic developments, and the possibility of expropriation or confiscatory taxation; and (v) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities. While the Adviser will take these factors into consideration in making investment decisions for the Fund and intends to manage the Fund in a manner to minimize exposure to the foregoing risks, there can be no assurance that the Adviser will be able to evaluate the risks accurately or that adverse developments with respect to such risks will not adversely affect the value or realization (and/or NAV) of investments that are held in certain countries.

Risk of Bridge Financing. If an Underlying Fund makes or invests in a bridge loan or interim financing for a portfolio company that intends to refinance all or a portion of that loan, there is a risk that the borrower will be unable to complete such refinancing successfully. Such failure could lead to the portfolio company having to pay interest at increasing rates along with additional fees and expenses, the result of which may reduce the value of the portfolio company.

Emerging Markets Investments Risk. The Fund may invest in non-U.S. securities of issuers in so-called “emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.

Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.

Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.

The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Foreign Currency Risk. The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries. Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Yield and Ratings Risk. The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Adviser will consider such an event in determining whether the Fund should continue to hold the security.

U.S. Debt Securities Risk. U.S. debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. debt securities change as interest rates fluctuate. Any downgrades by rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.

Corporate Bonds Risk. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this Prospectus in further detail. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described under “Below Investment Grade Securities Risk.”

Below Investment Grade Securities Risk. The Fund may invest indirectly through Underlying Funds in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short-term and the long-term.

The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low-rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade-oriented investors have been forced to accept more risk in order to maintain income. Should rates rise, these recent entrants to the low-grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.

The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated securities.

The Underlying Funds in which the Fund invests may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser). For these investments, the risks associated with below investment grade instruments are more pronounced.

Other Registered Investment Companies Risk. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under Section 12(d)(1) of the 1940 Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. Rule 12d1-4 under the 1940 Act provides an exemption, subject to certain conditions, to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). As a result, certain registered funds and private funds may be more limited in their ability to invest in the Fund under Rule 12d1-4 than they otherwise would be. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including management fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Limited Due Diligence [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Due Diligence. Pursuant to its investment strategy, the Fund may acquire stakes in portfolio companies and acquire securities of issuers without direct discussions with the management of such companies or issuers. Therefore, the due diligence information on which the Fund relies may be difficult to obtain, limited in scope or inaccurate. Further, the Fund may invest in portfolio companies and issuers operating in countries where market and financial information is limited. Formal business plans, financial projections and market analyses may not be available. Public information on such potential portfolio companies may be difficult to obtain or verify. As a result of the foregoing, there can be no assurance that the Fund will be able to detect or prevent potential or existing problems, such as irregular accounting, employee misconduct or other fraudulent practices, during the due diligence phase or during its efforts to monitor the portfolio investment on an ongoing basis. In the event of fraud by any portfolio company or any of its affiliates, the Fund may suffer a partial or total loss of capital invested in that company (and/or decrease in NAV).

In addition, investment analyses and decisions may be undertaken on an expedited basis in order for the Fund to take advantage of available investment opportunities. In such cases, the information available at the time of an investment decision may be limited, and the Adviser may not have access to the detailed information necessary for a thorough evaluation of the investment opportunity. Further, the Adviser may conduct its due diligence activities over a very brief period.

Follow-On Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-On Investments. The Fund may be called upon to provide follow up funding for its portfolio investments or have the opportunity to increase its investment therein. There can be no assurance that the Fund will wish to make follow-on investments or that the Fund will have sufficient funds to do so. Any decision by the Fund not to make follow on investments or its inability to make them may have a substantial negative impact on an issuer in need of such an investment, may diminish the Fund’s ability to influence such issuer’s future development or may have a substantial negative impact on such issuer.

Risks upon Disposition of Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks upon Disposition of Portfolio Investments. In connection with the disposition of a Portfolio Investment in an issuer, the Fund may be required to make representations and warranties about the business and financial affairs of such issuer typical of those made in connection with the sale of any business or may be responsible for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such Portfolio Investment or underwriters to the extent that any such representations and warranties or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which might ultimately have to be funded by the investors.

Difficulty of Bringing Suit or Foreclosure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty of Bringing Suit or Foreclosure. The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries. Because the effectiveness of the judicial systems in certain countries in which the Fund may invest varies, the Fund (or any issuer) may have difficulty in foreclosing or successfully pursuing claims in the courts of such countries, as compared to other countries. Further, to the extent that the Fund or an issuer may obtain a judgment but is required to seek its enforcement in the courts of one of these countries in which the Fund invests, there can be no assurance that such courts will enforce such judgment. The laws of other countries lack the sophistication and consistency found in the United States with respect to foreclosure, bankruptcy, corporate reorganization and creditors’ rights.

Non-U.S. Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Investments Risk. The Fund’s strategy may involve investing, directly or indirectly, in companies whose principal executive offices or corporate headquarters are, at the time of initial investment, outside of the U.S. Investing in non-U.S. securities may involve substantially greater risks than investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency to another; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and differences in government supervision and regulation; (iv) certain economic and political risks, including potential exchange control regulations, potential restrictions on foreign investments and repatriation of capital and the risks associated with political, economic or social instability, diplomatic developments, and the possibility of expropriation or confiscatory taxation; and (v) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities. While the Adviser will take these factors into consideration in making investment decisions for the Fund and intends to manage the Fund in a manner to minimize exposure to the foregoing risks, there can be no assurance that the Adviser will be able to evaluate the risks accurately or that adverse developments with respect to such risks will not adversely affect the value or realization (and/or NAV) of investments that are held in certain countries.

Risk of Bridge Financing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Bridge Financing. If an Underlying Fund makes or invests in a bridge loan or interim financing for a portfolio company that intends to refinance all or a portion of that loan, there is a risk that the borrower will be unable to complete such refinancing successfully. Such failure could lead to the portfolio company having to pay interest at increasing rates along with additional fees and expenses, the result of which may reduce the value of the portfolio company.

Emerging Markets Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Investments Risk. The Fund may invest in non-U.S. securities of issuers in so-called “emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property.

Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors.

Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.

Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for the Fund.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.

The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. The Fund may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries. Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Yield and Ratings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Yield and Ratings Risk. The yields on debt obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s, S&P and Fitch, which are described in Appendix A to the SAI, represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, a rated security may cease to be rated. The Adviser will consider such an event in determining whether the Fund should continue to hold the security.

U.S. Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Debt Securities Risk. U.S. debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. debt securities change as interest rates fluctuate. Any downgrades by rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.

Corporate Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Bonds Risk. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. Certain risks associated with investments in corporate bonds are described elsewhere in this Prospectus in further detail. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. Corporate bonds of below investment grade quality are subject to the risks described under “Below Investment Grade Securities Risk.”

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Securities Risk. The Fund may invest indirectly through Underlying Funds in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in the Fund, both in the short-term and the long-term.

The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low-rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade-oriented investors have been forced to accept more risk in order to maintain income. Should rates rise, these recent entrants to the low-grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.

The ratings of Moody’s, S&P, Fitch and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Fund invests in lower grade securities that have not been rated by a rating agency, the Fund’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when the Fund invests in rated securities.

The Underlying Funds in which the Fund invests may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser). For these investments, the risks associated with below investment grade instruments are more pronounced.

Other Registered Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Registered Investment Companies Risk. The Fund may invest in the securities of other registered investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under Section 12(d)(1) of the 1940 Act, unless an exemption is available, the Fund may not acquire the securities of other registered investment companies if, as a result: (i) more than 10% of the Fund’s total assets would be invested in securities of other registered investment companies; (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one registered investment company being held by the Fund; or (iii) more than 5% of the Fund’s total assets would be invested in any one registered investment company. Rule 12d1-4 under the 1940 Act provides an exemption, subject to certain conditions, to permit acquiring funds to invest in the securities of other registered investment companies in excess of the limits of Section 12(d)(1). As a result, certain registered funds and private funds may be more limited in their ability to invest in the Fund under Rule 12d1-4 than they otherwise would be. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including management fees. These expenses will be in addition to the direct expenses incurred by the Fund.

Other Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Risks

Financial Market Fluctuations and Dislocations. The global financial crisis was prolonged and serious, and the ongoing and long-term impacts are still unfolding on the global economy. The challenges to the recovery of the world economies may continue to have an adverse impact on the availability of credit to businesses generally and further contribute to an overall weakening of the United States and global economies. General fluctuations in the market prices of securities and general instability in the security markets may affect the value of the Portfolio Investments. The success of the Fund’s investment activities will be affected by general economic and market conditions such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Portfolio Investments and Underlying Funds), trade barriers and currency exchange controls, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations), as well as numerous other factors outside the Fund’s control. Unprecedented levels of illiquidity and negative price volatility for various types of assets and securities have recently occurred in the world financial markets and may or may not occur again. Moreover, a variety of unanticipated political and economic disruptions and changes, including those in Europe and the U.S., have adversely affected the capital markets. In addition, government measures undertaken in response to turmoil and volatility in capital markets (whether regulatory or financial in nature) may have a negative effect on market conditions. A climate of uncertainty and instability in markets and economic conditions generally (including a slow-down in economic growth and/or changes in interest rates or foreign exchange rates) may increase risks inherent in the Portfolio Investments and increase the difficulty of modeling market conditions, potentially reducing the accuracy of financial projections. Each private equity subclass may exhibit considerable volatility of returns. Moreover, a negative impact on economic fundamentals and consumer and business confidence would likely increase market volatility and reduce liquidity, both of which would adversely affect the access to capital, ability to utilize leverage or overall performance of the Fund or one or more of the Underlying Funds or portfolio companies. Moreover, a recession, slowdown and/or sustained downturn in the U.S. or global economy (or any particular segment thereof) or weakening of credit markets may adversely affect the Fund’s profitability and impede the ability of the Underlying Funds and/or their portfolio companies to perform under or refinance their existing obligations. Any resulting economic downturn could adversely affect the financial resources of the Fund, the Underlying Funds and portfolio companies in which the Fund indirectly invests and their respective ability to make principal and interest payments on, or refinance, outstanding debt when due. In the event of such defaults, the Fund could lose both invested capital in, and anticipated profits from, the affected Underlying Funds and/or portfolio companies. Such marketplace events have also impacted the availability and terms of financing for leveraged transactions. Private investors have recently been required to finance transactions with a greater proportion of equity relative to prior periods and the terms of debt financing are significantly less flexible for borrowers compared to prior periods. These and other developments may impair the ability of the Underlying Funds to consummate transactions.

While the Adviser expects that the current industry environment may yield attractive investment opportunities for the Fund, there can be no assurances that conditions in the global financial markets will not worsen and/or adversely affect the Fund (or one or more of the Underlying Funds) (including with respect to performing under or refinancing their existing obligations), its access to capital or leverage, its ability to effectively deploy its capital or realize Portfolio Investments on favorable terms or its overall performance. The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s objectives relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made, or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.

Financial Institution Risk; Distress Events. An investment in the Fund is subject to the risk that one of the banks, brokers, counterparties, clearinghouses, exchanges, lenders or other custodians (each, a “Financial Institution”) of some or all of the Fund’s (or any Underlying Fund’s or portfolio company’s) assets fails to timely perform or otherwise defaults on its obligations or experiences insolvency, closure, seizure, receivership or other financial distress or difficulty (each, a “Distress Event”). Distress Events can be caused by factors including, but not limited to, eroding market sentiment, significant withdrawals, fraud, malfeasance, poor performance, undercapitalization, market forces or accounting irregularities. If a Financial Institution experiences a Distress Event, the Adviser, the Fund or one or more of the Fund’s Underlying Funds or portfolio companies may be unable to access deposits, borrowing facilities or other services, either permanently or for an extended, potentially indeterminate, period of time. Although assets held by regulated Financial Institutions in the U.S. frequently are insured up to stated balance amounts by government-sponsored organizations such as the Federal Deposit Insurance Corporation, in the case of banks, and the Securities Investor Protection Corporation, in the case of certain broker-dealers, amounts in excess of the stated amounts are subject to risk of total loss, and any non-U.S. Financial Institutions that are not subject to similar regimes pose comparable risk of loss. While in recent years governmental intervention has resulted in additional protections for depositors and counterparties in connection with Distress Events, there can be no assurance that such intervention will occur in connection with any future Distress Event or that any such intervention undertaken will be successful or avoid the risks of loss, delays or negative impacts on banking or brokerage conditions or markets.

Any Distress Event could have a potentially adverse effect on the ability of the Adviser to manage the Fund and its investments, and on the ability of the Adviser, the Fund, any Underlying Fund and any portfolio company to maintain operations, which, in each case, could result in significant losses and in unconsummated investment acquisitions and dispositions. Such losses could include: a loss of funds; an obligation to pay fees and expenses in the event the Fund is unable to close a transaction (whether due to the inability to draw capital on a credit line provided by a Financial Institution experiencing a Distress Event, the inability of the Fund to access capital contributions or otherwise); the inability of the Fund to acquire or dispose of investments, including at prices that the Adviser believes reflect the fair value of such investments; and the inability of portfolio companies to make payroll, fulfill obligations or maintain operations. If a Distress Event leads to a loss of access to a Financial Institution’s services, it is also possible that the Fund or a portfolio company will incur additional expenses or delays, or incur additional expenses, in putting in place alternative arrangements, or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, availability, access to capital or otherwise). To the extent the Adviser is able to exercise contractual remedies under agreements with Financial Institutions in the event of a Distress Event, there can be no assurance that such remedies will be successful or avoid losses, delays or other negative impacts. The Fund and its portfolio companies are subject to similar risks if a Financial Institution utilized by investors in the Fund or by suppliers, vendors, contractors, service providers or other counterparties of the Fund or a portfolio company becomes subject to a Distress Event, which could have a material adverse effect on the Fund and/or one or more of its portfolio companies.

Many Financial Institutions require, as a condition to using certain of their services (often including lending services), that the Adviser and/or the Fund maintain all or a set amount or percentage of their respective accounts or assets with that Financial Institution, which heightens the risks associated with a Distress Event with respect to such Financial Institutions. Although the Adviser seeks to do business with Financial Institutions that it believes are established, well-capitalized and capable of fulfilling their respective obligations to the Fund, the Adviser is under no obligation to use a minimum number of Financial Institutions with respect to the Fund or to maintain account balances at or below the relevant insured amounts, and the rapid collapse in the first quarter of 2023 of several seemingly well-capitalized and established institutions demonstrates that there are limits to the effectiveness of this approach in avoiding counterparty exposure. Under certain circumstances, such as receiving capital contributions pursuant to a Subscription or proceeds from a disposition, the Fund will not be able to maintain account balances at or below any relevant insured amounts.

Public Health Emergencies. Pandemics and other widespread public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 flu, avian flu, Ebola and COVID-19, have resulted and are resulting in market volatility and disruption, and COVID-19 and any future such emergencies have the potential to materially and adversely impact economic production and activity in ways that are impossible to predict, all of which may result in significant losses to the Fund, the Portfolio Investments and the Underlying Funds.

Uncertain Economic, Social and Political Environment. Consumer, corporate and financial confidence may be adversely affected by current or future tensions around the world, fear of or actual terrorist activity and/or military conflicts, localized or global financial crises or other sources of political, social or economic unrest. Such erosion of confidence will often lead to or extend a localized or global economic downturn. Furthermore, such confidence may be adversely affected by local, regional or global health crises including but not limited to the rapid and pandemic spread of novel viruses commonly known as SARS, MERS and COVID-19. Such health crises could exacerbate political, social and economic risks previously mentioned and result in significant breakdowns, delays and other disruptions on a local, regional and global scale, which may have adverse effects on the performance of affected Portfolio Investments and Underlying Funds. A climate of uncertainty, including the spread of infectious viruses or diseases, reduces the availability of potential investment opportunities, and increases the difficulty of modeling market conditions, potentially reducing the accuracy of financial projections. In addition, limited availability of credit for consumers, homeowners and businesses, including credit used to acquire businesses, in an uncertain environment or economic downturn may have an adverse effect on the economy generally and on the ability of the Fund and its Portfolio Investments to execute their respective strategies and to receive an attractive multiple of earnings on the disposition of businesses. This may slow the rate of future investments by the Fund and result in longer holding periods for investments.

Terrorist Activities. Terrorist activities, anti-terrorist efforts, armed conflicts involving the U.S. or its interests abroad and natural disasters may adversely affect the U.S., its financial markets and global economies and could prevent the Fund from meeting its investment objectives and other obligations. The potential for future terrorist attacks, the national and international response to terrorist attacks, acts of war or hostility and natural disasters have created many economic and political uncertainties in the past and may do so in the future, which may adversely affect the U.S. and world financial markets and the Fund for the short or long-term in ways that cannot presently be predicted.

International Conflicts and Geopolitical Events. Wars and other international conflicts, such as the Israeli-Palestinian conflict and the ongoing military conflict between Russia and Ukraine, have caused disruption to global financial systems, trade and transport, among other things. In response, multiple other countries have put in place sanctions and other severe restrictions or prohibitions on certain of the countries involved, as well as related individuals and businesses. The ultimate impact of these conflicts (and other geopolitical events, including national referenda, elections, interest rates, political movements, humanitarian crises, national and international policy changes, actual or perceived trade wars, import or export controls, executive orders, laws, legal systems and regulatory regimes) and their effect on global economic and commercial activity and conditions, and on the operations, financial condition and performance of the Fund or any particular industry, business or investee country and the duration and severity of those effects, is impossible to predict.

These matters may have a significant adverse impact and result in significant losses to, the Fund and its Portfolio Investments. This impact may include reductions in revenue and growth, unexpected operational losses and liabilities, supply chain disruptions and reductions in the availability of capital. It may also limit the ability of the Fund to source, diligence and execute new investments and to manage, finance and exit investments in the future. Developing and further governmental actions (military or otherwise) may cause additional disruption and constrain or alter existing financial, legal and regulatory frameworks and systems in ways that are adverse to the investment strategy which the Fund intends to pursue, all of which could adversely affect the Fund’s ability to fulfill its investment objectives.

Advancements in Artificial Intelligence and Machine Learning. The ongoing evolution in artificial intelligence and machine learning technologies (hereinafter, “Machine Learning Technologies”), encompassing initiatives like OpenAI’s deployment of its ChatGPT application, may instigate risks that impact the Fund and the Fund’s Portfolio Investments. Regardless of existing policies, there exists potential for the Adviser, the Fund’s Portfolio Investments, and all associated affiliates, partners, members, shareholders, officers, directors, and employees to deploy Machine Learning Technologies in violation of such policies, knowingly or otherwise. The risk exposure for the Fund and the Fund’s Portfolio Investments may be exacerbated if third-party service providers or any known or unknown counterparts also incorporate Machine Learning Technologies in their business operations. The Fund cannot ensure absolute control over the development or maintenance of third-party products or the manner in which third-party services are rendered.

The utilization of Machine Learning Technologies may inadvertently involve the integration of confidential data, including sensitive non-public information, by either third parties in breach of non-disclosure agreements, or by employees of the Adviser or the related affiliates and partners in breach of the Fund’s policies. This may result in the confidential information becoming accessible within a dataset by other third-party Machine Learning Technology applications and users. For comprehensive details on risks related to information security, refer to “Cyber Security Risk.”

Machine Learning Technologies inherently depend on the aggregation and examination of vast quantities of data. However, due to practical limitations, it is infeasible to incorporate all pertinent data into the model that Machine Learning Technologies leverage for operation. Consequently, these models will inevitably harbor some degree of inaccuracy and error, potentially significant, or could be otherwise deficient or flawed, thereby compromising the effectiveness of Machine Learning Technologies. To the extent that the Adviser, the Fund and the Fund’s Portfolio Investments are susceptible to the risks associated with Machine Learning Technologies, any inaccuracies or errors may precipitate adverse impacts.

Machine Learning Technologies and their applications, particularly within the private investment and financial sectors, continue to undergo rapid evolution. Therefore, it remains impossible to accurately foresee future risks that may emerge from such technological advancements.

Cyber Security Risk. The Adviser, its affiliates, its service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and/or its investors, despite the efforts of the Adviser and its service providers and counterparties to adopt technologies, processes and practices intended to mitigate these risks and protect the security of their computer systems, software, networks and other technology assets, as well as the confidentiality, integrity and availability of information belonging to the entities comprising the Fund and their investors. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Adviser, its service providers, counterparties or data within these systems. Third parties may also attempt to fraudulently induce employees, customers, third-party service providers or other users of the Adviser’s systems to disclose sensitive information in order to gain access to the Adviser’s data. A successful penetration or circumvention of the security of the Adviser’s or its service providers’ or counterparties’ systems could result in the loss or theft of an investor’s data or funds, the inability to access electronic systems, loss or theft of proprietary information or corporate data, physical damage to a computer or network system or costs associated with system repairs. Such incidents could cause the entities comprising the Fund, the Adviser and/or their service providers or counterparties to incur regulatory penalties, reputational damage, additional compliance costs or financial loss. Similar types of operational and technology risks are also present for the investments made by the Fund and the Private Assets in which the Fund invests, which could have material adverse consequences for such investments and companies, and may cause the Fund’s investments to lose value.

Fund Structure. Depending on economic, regulatory, tax, business and/or other developments (or the absence of such developments), the Adviser may determine to modify certain aspects of the Fund’s structure, subject to applicable law and any required approvals from the Board and Shareholders. There can be no assurance that economic, regulatory, tax, business and/or other developments will or will not result in a determination by the Adviser to modify the Fund’s structure. Prospective investors should consult with their own counsel and advisors regarding the impact of such potential re-structuring on an investment in the Fund.

Tax Considerations. The Fund intends to elect to be treated as, and intends to qualify to be treated as, a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. See “Material U.S. Federal Income Tax Considerations.”

Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Underlying Funds and Underlying Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Underlying Funds or Underlying Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.

In order to meet the 90% Gross Income Test, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a subsidiary that is treated as a corporation for U.S. federal income tax purposes. In such a case, any income from such investments is generally not expected to adversely affect the Fund’s ability to meet the 90% Gross Income Test, although such income generally would be subject to U.S. corporate federal income tax (and possibly state and local taxes), which the Fund would indirectly bear through its ownership of such subsidiary. See “Material U.S. Federal Income Tax Considerations – Qualification and Taxation as a Regulated Investment Company.”

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations – Election and Qualification and Taxation to be Taxed as a Regulated Investment Company”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See “Material U.S. Federal Income Tax Considerations - Failure to Qualify as a Regulated Investment Company.” In addition, the Fund is required each year to make certain “excise tax” calculations based on income and gain information that must be obtained from the Underlying Funds or Underlying Fund Managers. If the Fund does not receive sufficient information from the Underlying Funds or Underlying Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).

In addition, the Fund may directly or indirectly invest in Underlying Funds located outside the United States. Such Underlying Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund, and the Fund does not expect to satisfy the conditions necessary to allow a U.S. person to do so. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”

The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirement (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations – Qualification and Taxation as a Regulated Investment Company.”

Tax Laws Subject to Change. It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded to an investment in the Fund will be modified by legislative, administrative, or judicial action in the future. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation, administrative guidance or judicial interpretation. However, such changes could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore should seek, and must rely on, the advice of their tax advisors with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Withholding and Other Taxes. The Fund intends to structure its investments in a manner that is intended to achieve its investment objective and, notwithstanding anything contained herein to the contrary, there can be no assurance that the structure of any investment will be tax efficient for any particular investor or that any particular tax result will be achieved. The returns in respect of the investments may be reduced by withholding or other taxes imposed by jurisdictions in which the investments are organized. In addition, tax reporting requirements may be imposed on investors under the laws of the jurisdictions in which investors are liable to taxation or in which the Fund makes investments. Prospective investors should consult their own professional tax advisors with respect to the tax consequences to them of an investment in the Fund under the laws of the jurisdiction in which they are liable to taxation.

Tax Information Exchange Regimes; FATCA Withholding Tax on Certain Non-U.S. Entities. The United States, pursuant to the “Foreign Account Tax Compliance Act” or “FATCA,” has entered into numerous intergovernmental agreements with various jurisdictions concerning the exchange of information as a means to combat tax evasion. In addition, the Organization for Economic Co-operation and Development has published a global Common Reporting Standard for the exchange of information pursuant to which many countries have now signed multilateral agreements. One or more of these information exchange regimes are likely to apply to the Fund and may require the Fund to collect and share with applicable taxing authorities information concerning Shareholders (including identifying information and amounts of certain income allocable or distributable to them). A Shareholder’s failure to provide required information may result in expulsion from the investment structure or other potential remedies. In addition, FATCA generally imposes a withholding tax of 30% on a non-U.S. entity’s share of most payments attributable to investments in the United States, including dividends and interest, unless an exception applies. The Fund may be required to withhold such taxes from certain non-U.S. Shareholders, unless an exception applies.

Difficulty Paying Distributions. The Fund may be required to recognize taxable income in circumstances in which it does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (“OID”) (such as secondary market purchases of debt securities at a discount to par, interest, debt instruments issued with equity or warrants and debt instruments with payment in-kind (“PIK”) interest or, in certain cases, increasing interest rates), the Fund must include in income each year a portion of the OID that accrues over the life of the obligation, regardless of whether cash representing such income is received by it in the same taxable year.

The Fund anticipates that a portion of its income may constitute OID or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discount with respect to debt securities acquired in the secondary market and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit its ability to deduct interest expenses for tax purposes. Because any OID or other amounts accrued will be included in its investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to its Shareholders in order to satisfy annual distribution requirements, even if the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirements necessary to maintain RIC tax treatment under the Code. The Fund may have to sell some of its investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital, make a partial share distribution, or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, and chooses not to make a qualifying share distribution, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.

Incentive Fee. The Incentive Fee payable by the Fund to the Adviser (or its designee) may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized, and the Adviser is not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Portfolio Investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. See “Investment Management Agreement – Incentive Fee.”

The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with PIK interest, preferred stock with PIK dividends and zero coupon securities, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.

Indemnification Obligations and Limited Liability of Trustees and Adviser. None of the Trustees, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives, each an Indemnified Person, shall have any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund, collectively, the Indemnified Liabilities; provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person’s willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. Notwithstanding the foregoing, no waiver or release of personal liability of any Indemnified Person will be effective to waive any liabilities of such Indemnified Persons under the U.S. federal securities laws to the extent any such waiver or release is void under Section 14 of the 1933 Act.

Regulatory Scrutiny and Reporting. The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.

Market Conditions in the European Union. Deterioration in the economic conditions in the Eurozone and globally, including instability in financial markets, may pose a risk to our business. In recent years, financial markets have been affected at times by a number of global macroeconomic and political events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing loans on the balance sheets of European banks, the potential effect of any European country leaving the Eurozone, the effect of the United Kingdom leaving the European Union (the “EU”), and market volatility and loss of investor confidence driven by political events. The decision made in the United Kingdom to leave the EU has led to volatility in global financial markets and may lead to weakening in consumer, corporate and financial confidence in the United Kingdom and Europe. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. We cannot assure you that market disruptions in Europe, including the increased cost of funding for certain governments and financial institutions, will not impact the global economy, and we cannot assure you that assistance packages will be available, or if available, be sufficient to stabilize countries and markets in Europe or elsewhere affected by a financial crisis. To the extent uncertainty regarding any economic recovery in Europe negatively impacts consumer confidence and consumer credit factors, our business, financial condition and results of operations could be significantly and adversely affected.

Non-U.S. Portfolio Investments. The Fund is permitted to invest a portion of its assets in Portfolio Investments with exposure to portfolio companies organized, headquartered and/or having substantial sales or operations outside the U.S. Non-U.S. securities, including those held by Underlying Funds, involve certain factors not typically associated with investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in, and relative liquidity of, some non-U.S. securities markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and less government supervision and regulation; (iv) certain economic and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; and (v) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities and of non-U.S. tax filing requirements.

Significant Developments Stemming from the U.S. Presidential Administration. It is expected that the current presidential administration will continue to seek to enact changes to numerous areas of law and regulations currently in effect. Any changes as a result of the new administration could significantly impact the Fund and/or its investments. Specific legislative and regulatory proposals discussed during election campaigns and more recently that might materially impact the Fund and/or its investments include, but are not limited to, changes to climate policies, trade agreements, immigration policy, import and export regulations, tariffs and customs duties, energy regulations, income tax regulations (including capital gains tax rate adjustments) and the federal tax code (including added scrutiny of management fee and carried interest waivers), public company reporting requirements and antitrust enforcement.

Changes in U.S. federal policy, including tax policies, and at regulatory agencies occur over time through policy and personnel changes following elections, which lead to changes involving the level of oversight and focus on the financial services industry or the tax rates paid by corporate entities. The nature, timing and economic effects of potential changes to the current legal, tax and regulatory framework affecting financial institutions remain highly uncertain. None of Dawson, the Adviser, the Fund or their respective affiliates can predict the ultimate impact of the foregoing on the Fund and its investments, or the private equity industry generally, and any prolonged uncertainty could also have an adverse impact on the Fund and its investment objectives. Future changes enacted by the U.S. administration may adversely affect the Fund’s operating environment and therefore the Fund’s business, operating costs, financial condition and results of operations. Further, an extended federal government shutdown resulting from the failure to pass budget appropriations, adopt continuing funding resolutions, or raise the debt ceiling, and other budgetary decisions limiting or delaying federal government spending, may negatively impact U.S. or global economic conditions, including corporate and consumer spending and liquidity of capital markets. There can be no assurance that any changes in laws, regulations or governmental policy will not have an adverse impact on the Fund and its investments, including the ability of the Fund to execute its investment objectives and to generate attractive returns.

The U.S. administration has also indicated its intention to direct federal agencies to proceed with deregulating certain industries in which the Fund may invest through a series of executive actions. However, such actions have been and may continue to be subject to judicial and/or congressional scrutiny and even if implemented, may be replaced by regulatory actions at the state level. While there can be no assurance that the administration will be successful in implementing such actions, any measures that are implemented in connection therewith may result in material changes to regulations and may impact the business operations and performance (even adversely) of the Fund’s investments.

In addition, any changes in U.S. social, political, regulatory and economic conditions or in laws and policies governing the financial services industry, foreign trade, manufacturing, outsourcing, development and investment in the territories and countries or types of investments in which the Fund is permitted to invest, and any negative sentiments towards the United States as a result of such changes, could adversely affect the performance of the Fund’s investments. Moreover, media (including social media) has the potential to influence public sentiment and escalate tensions both within the U.S. and in international relations, which could cause social unrest and could negatively impact stock markets and economics around the globe and the Fund’s investments.

The outcome of any future changes in the control of the U.S. federal legislative and executive branches during the Fund’s term could result in potential changes in laws and regulations affecting the private equity industry. The likelihood of occurrence and the effect of any such change is highly uncertain and could have an adverse impact on the prospective investors and their investments.

Impacts of U.S. Tariffs. The U.S. Government has imposed increased tariffs on imports from certain countries. Such tariffs may have direct and indirect impacts on Portfolio Investments and their portfolio companies invested or based in any applicable countries arising from increased production costs, possible disruptions of supply chains and reductions in trading volumes, and may otherwise affect the businesses and revenues of any such portfolio company, as well as relevant customers and counterparties. In particular, tariffs directly increase the costs of goods, whether borne by the producer or the consumer. If an Underlying Fund or its portfolio companies were unable to increase revenues while the cost of relevant inputs were increasing, such Underlying Fund or any of its portfolio companies’ profitability would likely suffer. Additionally, a Portfolio Investment, Underlying Fund or its portfolio companies will not always be able to pass on tariff-related costs without a negative impact on sales volumes and may be unable to compete, in particular, with U.S.-based competitors that are not subject to such tariffs.

In addition, the imposition of broad tariffs may lead to broader macroeconomic consequences, both domestically and internationally, that may negatively affect a Portfolio Investment, Underlying Fund or any of its portfolio companies’ financial performance. Escalation of tensions could lead to retaliatory restrictive actions on cross-border trade, including further tariff increases, sanctions and restrictions on the investment and transfer of technology, which may adversely affect financial markets, disrupt world trade and lead to a contraction in cross-border economic activity. This may also result in slower economic growth, reduced consumer confidence, and weaker demands for an underlying portfolio company’s products or services, particularly in the U.S. market.

The tariffs may potentially have a significant adverse impact and result in losses to the Fund. The ultimate impact of increasingly protectionist measures and their effect on global economic conditions and commercial activity, and on the operations, financial condition and performance of the Fund, or any particular industry, business or investee country, and the duration and severity of those effects, is impossible to predict.

Best-Efforts Offering Risk. This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to offer the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is not an affiliate of the Fund or the Adviser.

Inflation Risk. High rates of inflation and rapid increases in the rate of inflation are expected to have a significant impact (often a negative or adverse impact) on financial markets and the broader economy. In an attempt to stabilize inflation, governments may impose wage and price controls or otherwise intervene in a country’s economy. Governmental efforts to curb inflation, including by increasing interest rates or reducing fiscal or monetary stimuli, often have corresponding impacts (often negative) on the level of economic activity and also potentially result in market or financial sector uncertainty as a result of unintended consequences. Certain countries, including the U.S., have recently seen increased levels of inflation, and persistently high levels of inflation could have a material and adverse impact on the investments and the Fund’s aggregated returns. For example, if investments in Underlying Funds were unable to increase revenues while the cost of relevant inputs were increasing, the investments’ profitability would likely suffer. Likewise, to the extent Underlying Funds have revenue streams that are slow or unable to adjust to changes in inflation, including by contractual arrangements or otherwise, Underlying Funds could increase revenue by less than its expenses increase all of which could adversely impact Portfolio Investments. Conversely, as inflation declines, investments in Underlying Funds may see competitors’ costs stabilize sooner or more rapidly than their own.

Financial Market Fluctuations and Dislocations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Market Fluctuations and Dislocations. The global financial crisis was prolonged and serious, and the ongoing and long-term impacts are still unfolding on the global economy. The challenges to the recovery of the world economies may continue to have an adverse impact on the availability of credit to businesses generally and further contribute to an overall weakening of the United States and global economies. General fluctuations in the market prices of securities and general instability in the security markets may affect the value of the Portfolio Investments. The success of the Fund’s investment activities will be affected by general economic and market conditions such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Portfolio Investments and Underlying Funds), trade barriers and currency exchange controls, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations), as well as numerous other factors outside the Fund’s control. Unprecedented levels of illiquidity and negative price volatility for various types of assets and securities have recently occurred in the world financial markets and may or may not occur again. Moreover, a variety of unanticipated political and economic disruptions and changes, including those in Europe and the U.S., have adversely affected the capital markets. In addition, government measures undertaken in response to turmoil and volatility in capital markets (whether regulatory or financial in nature) may have a negative effect on market conditions. A climate of uncertainty and instability in markets and economic conditions generally (including a slow-down in economic growth and/or changes in interest rates or foreign exchange rates) may increase risks inherent in the Portfolio Investments and increase the difficulty of modeling market conditions, potentially reducing the accuracy of financial projections. Each private equity subclass may exhibit considerable volatility of returns. Moreover, a negative impact on economic fundamentals and consumer and business confidence would likely increase market volatility and reduce liquidity, both of which would adversely affect the access to capital, ability to utilize leverage or overall performance of the Fund or one or more of the Underlying Funds or portfolio companies. Moreover, a recession, slowdown and/or sustained downturn in the U.S. or global economy (or any particular segment thereof) or weakening of credit markets may adversely affect the Fund’s profitability and impede the ability of the Underlying Funds and/or their portfolio companies to perform under or refinance their existing obligations. Any resulting economic downturn could adversely affect the financial resources of the Fund, the Underlying Funds and portfolio companies in which the Fund indirectly invests and their respective ability to make principal and interest payments on, or refinance, outstanding debt when due. In the event of such defaults, the Fund could lose both invested capital in, and anticipated profits from, the affected Underlying Funds and/or portfolio companies. Such marketplace events have also impacted the availability and terms of financing for leveraged transactions. Private investors have recently been required to finance transactions with a greater proportion of equity relative to prior periods and the terms of debt financing are significantly less flexible for borrowers compared to prior periods. These and other developments may impair the ability of the Underlying Funds to consummate transactions.

While the Adviser expects that the current industry environment may yield attractive investment opportunities for the Fund, there can be no assurances that conditions in the global financial markets will not worsen and/or adversely affect the Fund (or one or more of the Underlying Funds) (including with respect to performing under or refinancing their existing obligations), its access to capital or leverage, its ability to effectively deploy its capital or realize Portfolio Investments on favorable terms or its overall performance. The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s objectives relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made, or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.

Financial Institution Risk; Distress Events [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Institution Risk; Distress Events. An investment in the Fund is subject to the risk that one of the banks, brokers, counterparties, clearinghouses, exchanges, lenders or other custodians (each, a “Financial Institution”) of some or all of the Fund’s (or any Underlying Fund’s or portfolio company’s) assets fails to timely perform or otherwise defaults on its obligations or experiences insolvency, closure, seizure, receivership or other financial distress or difficulty (each, a “Distress Event”). Distress Events can be caused by factors including, but not limited to, eroding market sentiment, significant withdrawals, fraud, malfeasance, poor performance, undercapitalization, market forces or accounting irregularities. If a Financial Institution experiences a Distress Event, the Adviser, the Fund or one or more of the Fund’s Underlying Funds or portfolio companies may be unable to access deposits, borrowing facilities or other services, either permanently or for an extended, potentially indeterminate, period of time. Although assets held by regulated Financial Institutions in the U.S. frequently are insured up to stated balance amounts by government-sponsored organizations such as the Federal Deposit Insurance Corporation, in the case of banks, and the Securities Investor Protection Corporation, in the case of certain broker-dealers, amounts in excess of the stated amounts are subject to risk of total loss, and any non-U.S. Financial Institutions that are not subject to similar regimes pose comparable risk of loss. While in recent years governmental intervention has resulted in additional protections for depositors and counterparties in connection with Distress Events, there can be no assurance that such intervention will occur in connection with any future Distress Event or that any such intervention undertaken will be successful or avoid the risks of loss, delays or negative impacts on banking or brokerage conditions or markets.

Any Distress Event could have a potentially adverse effect on the ability of the Adviser to manage the Fund and its investments, and on the ability of the Adviser, the Fund, any Underlying Fund and any portfolio company to maintain operations, which, in each case, could result in significant losses and in unconsummated investment acquisitions and dispositions. Such losses could include: a loss of funds; an obligation to pay fees and expenses in the event the Fund is unable to close a transaction (whether due to the inability to draw capital on a credit line provided by a Financial Institution experiencing a Distress Event, the inability of the Fund to access capital contributions or otherwise); the inability of the Fund to acquire or dispose of investments, including at prices that the Adviser believes reflect the fair value of such investments; and the inability of portfolio companies to make payroll, fulfill obligations or maintain operations. If a Distress Event leads to a loss of access to a Financial Institution’s services, it is also possible that the Fund or a portfolio company will incur additional expenses or delays, or incur additional expenses, in putting in place alternative arrangements, or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, availability, access to capital or otherwise). To the extent the Adviser is able to exercise contractual remedies under agreements with Financial Institutions in the event of a Distress Event, there can be no assurance that such remedies will be successful or avoid losses, delays or other negative impacts. The Fund and its portfolio companies are subject to similar risks if a Financial Institution utilized by investors in the Fund or by suppliers, vendors, contractors, service providers or other counterparties of the Fund or a portfolio company becomes subject to a Distress Event, which could have a material adverse effect on the Fund and/or one or more of its portfolio companies.

Many Financial Institutions require, as a condition to using certain of their services (often including lending services), that the Adviser and/or the Fund maintain all or a set amount or percentage of their respective accounts or assets with that Financial Institution, which heightens the risks associated with a Distress Event with respect to such Financial Institutions. Although the Adviser seeks to do business with Financial Institutions that it believes are established, well-capitalized and capable of fulfilling their respective obligations to the Fund, the Adviser is under no obligation to use a minimum number of Financial Institutions with respect to the Fund or to maintain account balances at or below the relevant insured amounts, and the rapid collapse in the first quarter of 2023 of several seemingly well-capitalized and established institutions demonstrates that there are limits to the effectiveness of this approach in avoiding counterparty exposure. Under certain circumstances, such as receiving capital contributions pursuant to a Subscription or proceeds from a disposition, the Fund will not be able to maintain account balances at or below any relevant insured amounts.

Public Health Emergencies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Public Health Emergencies. Pandemics and other widespread public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 flu, avian flu, Ebola and COVID-19, have resulted and are resulting in market volatility and disruption, and COVID-19 and any future such emergencies have the potential to materially and adversely impact economic production and activity in ways that are impossible to predict, all of which may result in significant losses to the Fund, the Portfolio Investments and the Underlying Funds.

Uncertain Economic, Social and Political Environment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertain Economic, Social and Political Environment. Consumer, corporate and financial confidence may be adversely affected by current or future tensions around the world, fear of or actual terrorist activity and/or military conflicts, localized or global financial crises or other sources of political, social or economic unrest. Such erosion of confidence will often lead to or extend a localized or global economic downturn. Furthermore, such confidence may be adversely affected by local, regional or global health crises including but not limited to the rapid and pandemic spread of novel viruses commonly known as SARS, MERS and COVID-19. Such health crises could exacerbate political, social and economic risks previously mentioned and result in significant breakdowns, delays and other disruptions on a local, regional and global scale, which may have adverse effects on the performance of affected Portfolio Investments and Underlying Funds. A climate of uncertainty, including the spread of infectious viruses or diseases, reduces the availability of potential investment opportunities, and increases the difficulty of modeling market conditions, potentially reducing the accuracy of financial projections. In addition, limited availability of credit for consumers, homeowners and businesses, including credit used to acquire businesses, in an uncertain environment or economic downturn may have an adverse effect on the economy generally and on the ability of the Fund and its Portfolio Investments to execute their respective strategies and to receive an attractive multiple of earnings on the disposition of businesses. This may slow the rate of future investments by the Fund and result in longer holding periods for investments.

Terrorist Activities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Terrorist Activities. Terrorist activities, anti-terrorist efforts, armed conflicts involving the U.S. or its interests abroad and natural disasters may adversely affect the U.S., its financial markets and global economies and could prevent the Fund from meeting its investment objectives and other obligations. The potential for future terrorist attacks, the national and international response to terrorist attacks, acts of war or hostility and natural disasters have created many economic and political uncertainties in the past and may do so in the future, which may adversely affect the U.S. and world financial markets and the Fund for the short or long-term in ways that cannot presently be predicted.

International Conflicts and Geopolitical Events [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

International Conflicts and Geopolitical Events. Wars and other international conflicts, such as the Israeli-Palestinian conflict and the ongoing military conflict between Russia and Ukraine, have caused disruption to global financial systems, trade and transport, among other things. In response, multiple other countries have put in place sanctions and other severe restrictions or prohibitions on certain of the countries involved, as well as related individuals and businesses. The ultimate impact of these conflicts (and other geopolitical events, including national referenda, elections, interest rates, political movements, humanitarian crises, national and international policy changes, actual or perceived trade wars, import or export controls, executive orders, laws, legal systems and regulatory regimes) and their effect on global economic and commercial activity and conditions, and on the operations, financial condition and performance of the Fund or any particular industry, business or investee country and the duration and severity of those effects, is impossible to predict.

These matters may have a significant adverse impact and result in significant losses to, the Fund and its Portfolio Investments. This impact may include reductions in revenue and growth, unexpected operational losses and liabilities, supply chain disruptions and reductions in the availability of capital. It may also limit the ability of the Fund to source, diligence and execute new investments and to manage, finance and exit investments in the future. Developing and further governmental actions (military or otherwise) may cause additional disruption and constrain or alter existing financial, legal and regulatory frameworks and systems in ways that are adverse to the investment strategy which the Fund intends to pursue, all of which could adversely affect the Fund’s ability to fulfill its investment objectives.

Advancements in Artificial Intelligence and Machine Learning [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Advancements in Artificial Intelligence and Machine Learning. The ongoing evolution in artificial intelligence and machine learning technologies (hereinafter, “Machine Learning Technologies”), encompassing initiatives like OpenAI’s deployment of its ChatGPT application, may instigate risks that impact the Fund and the Fund’s Portfolio Investments. Regardless of existing policies, there exists potential for the Adviser, the Fund’s Portfolio Investments, and all associated affiliates, partners, members, shareholders, officers, directors, and employees to deploy Machine Learning Technologies in violation of such policies, knowingly or otherwise. The risk exposure for the Fund and the Fund’s Portfolio Investments may be exacerbated if third-party service providers or any known or unknown counterparts also incorporate Machine Learning Technologies in their business operations. The Fund cannot ensure absolute control over the development or maintenance of third-party products or the manner in which third-party services are rendered.

The utilization of Machine Learning Technologies may inadvertently involve the integration of confidential data, including sensitive non-public information, by either third parties in breach of non-disclosure agreements, or by employees of the Adviser or the related affiliates and partners in breach of the Fund’s policies. This may result in the confidential information becoming accessible within a dataset by other third-party Machine Learning Technology applications and users. For comprehensive details on risks related to information security, refer to “Cyber Security Risk.”

Machine Learning Technologies inherently depend on the aggregation and examination of vast quantities of data. However, due to practical limitations, it is infeasible to incorporate all pertinent data into the model that Machine Learning Technologies leverage for operation. Consequently, these models will inevitably harbor some degree of inaccuracy and error, potentially significant, or could be otherwise deficient or flawed, thereby compromising the effectiveness of Machine Learning Technologies. To the extent that the Adviser, the Fund and the Fund’s Portfolio Investments are susceptible to the risks associated with Machine Learning Technologies, any inaccuracies or errors may precipitate adverse impacts.

Machine Learning Technologies and their applications, particularly within the private investment and financial sectors, continue to undergo rapid evolution. Therefore, it remains impossible to accurately foresee future risks that may emerge from such technological advancements.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk. The Adviser, its affiliates, its service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and/or its investors, despite the efforts of the Adviser and its service providers and counterparties to adopt technologies, processes and practices intended to mitigate these risks and protect the security of their computer systems, software, networks and other technology assets, as well as the confidentiality, integrity and availability of information belonging to the entities comprising the Fund and their investors. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Adviser, its service providers, counterparties or data within these systems. Third parties may also attempt to fraudulently induce employees, customers, third-party service providers or other users of the Adviser’s systems to disclose sensitive information in order to gain access to the Adviser’s data. A successful penetration or circumvention of the security of the Adviser’s or its service providers’ or counterparties’ systems could result in the loss or theft of an investor’s data or funds, the inability to access electronic systems, loss or theft of proprietary information or corporate data, physical damage to a computer or network system or costs associated with system repairs. Such incidents could cause the entities comprising the Fund, the Adviser and/or their service providers or counterparties to incur regulatory penalties, reputational damage, additional compliance costs or financial loss. Similar types of operational and technology risks are also present for the investments made by the Fund and the Private Assets in which the Fund invests, which could have material adverse consequences for such investments and companies, and may cause the Fund’s investments to lose value.

Fund Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fund Structure. Depending on economic, regulatory, tax, business and/or other developments (or the absence of such developments), the Adviser may determine to modify certain aspects of the Fund’s structure, subject to applicable law and any required approvals from the Board and Shareholders. There can be no assurance that economic, regulatory, tax, business and/or other developments will or will not result in a determination by the Adviser to modify the Fund’s structure. Prospective investors should consult with their own counsel and advisors regarding the impact of such potential re-structuring on an investment in the Fund.

Tax Considerations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Considerations. The Fund intends to elect to be treated as, and intends to qualify to be treated as, a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If the Fund fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on the Fund and the Shareholders. See “Material U.S. Federal Income Tax Considerations.”

Each of the aforementioned ongoing requirements for qualification of the Fund as a RIC requires that the Adviser obtain information from or about the underlying investments in which the Fund is invested. Underlying Funds and Underlying Fund Managers may not provide information sufficient to ensure that the Fund qualifies as a RIC under the Code. If the Fund does not receive sufficient information from Underlying Funds or Underlying Fund Managers, the Fund risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.

In order to meet the 90% Gross Income Test, the Fund may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, the Fund may be required to hold such investments through a subsidiary that is treated as a corporation for U.S. federal income tax purposes. In such a case, any income from such investments is generally not expected to adversely affect the Fund’s ability to meet the 90% Gross Income Test, although such income generally would be subject to U.S. corporate federal income tax (and possibly state and local taxes), which the Fund would indirectly bear through its ownership of such subsidiary. See “Material U.S. Federal Income Tax Considerations – Qualification and Taxation as a Regulated Investment Company.”

If, before the end of any quarter of its taxable year, the Fund believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations – Election and Qualification and Taxation to be Taxed as a Regulated Investment Company”), the Fund may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult to pursue because of the limited liquidity of the Fund’s investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a sale of an investment may limit the Fund’s use of this cure period. In certain cases, the Fund may be afforded a longer cure period under applicable savings provisions, but the Fund may be subject to a penalty tax in connection with its use of those savings provisions. If the Fund fails to satisfy the Diversification Tests or other RIC requirements, the Fund may fail to qualify as a RIC under the Code. If the Fund fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See “Material U.S. Federal Income Tax Considerations - Failure to Qualify as a Regulated Investment Company.” In addition, the Fund is required each year to make certain “excise tax” calculations based on income and gain information that must be obtained from the Underlying Funds or Underlying Fund Managers. If the Fund does not receive sufficient information from the Underlying Funds or Underlying Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax). The Fund may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).

In addition, the Fund may directly or indirectly invest in Underlying Funds located outside the United States. Such Underlying Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund, and the Fund does not expect to satisfy the conditions necessary to allow a U.S. person to do so. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”

The Fund may retain some income and capital gains in the future, including for purposes of providing the Fund with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirement (as defined below), in addition to the corporate income tax. In that event, the Fund will be liable for the tax on the amount by which the Fund does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations – Qualification and Taxation as a Regulated Investment Company.”

Tax Laws Subject to Change [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Laws Subject to Change. It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded to an investment in the Fund will be modified by legislative, administrative, or judicial action in the future. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation, administrative guidance or judicial interpretation. However, such changes could significantly alter the tax consequences and decrease the after tax rate of return of an investment in the Fund, including with retroactive effect. Potential investors therefore should seek, and must rely on, the advice of their tax advisors with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Withholding and Other Taxes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Withholding and Other Taxes. The Fund intends to structure its investments in a manner that is intended to achieve its investment objective and, notwithstanding anything contained herein to the contrary, there can be no assurance that the structure of any investment will be tax efficient for any particular investor or that any particular tax result will be achieved. The returns in respect of the investments may be reduced by withholding or other taxes imposed by jurisdictions in which the investments are organized. In addition, tax reporting requirements may be imposed on investors under the laws of the jurisdictions in which investors are liable to taxation or in which the Fund makes investments. Prospective investors should consult their own professional tax advisors with respect to the tax consequences to them of an investment in the Fund under the laws of the jurisdiction in which they are liable to taxation.

Tax Information Exchange Regimes; FATCA Withholding Tax on Certain Non-U.S. Entities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Information Exchange Regimes; FATCA Withholding Tax on Certain Non-U.S. Entities. The United States, pursuant to the “Foreign Account Tax Compliance Act” or “FATCA,” has entered into numerous intergovernmental agreements with various jurisdictions concerning the exchange of information as a means to combat tax evasion. In addition, the Organization for Economic Co-operation and Development has published a global Common Reporting Standard for the exchange of information pursuant to which many countries have now signed multilateral agreements. One or more of these information exchange regimes are likely to apply to the Fund and may require the Fund to collect and share with applicable taxing authorities information concerning Shareholders (including identifying information and amounts of certain income allocable or distributable to them). A Shareholder’s failure to provide required information may result in expulsion from the investment structure or other potential remedies. In addition, FATCA generally imposes a withholding tax of 30% on a non-U.S. entity’s share of most payments attributable to investments in the United States, including dividends and interest, unless an exception applies. The Fund may be required to withhold such taxes from certain non-U.S. Shareholders, unless an exception applies.

Difficulty Paying Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty Paying Distributions. The Fund may be required to recognize taxable income in circumstances in which it does not receive a corresponding payment in cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (“OID”) (such as secondary market purchases of debt securities at a discount to par, interest, debt instruments issued with equity or warrants and debt instruments with payment in-kind (“PIK”) interest or, in certain cases, increasing interest rates), the Fund must include in income each year a portion of the OID that accrues over the life of the obligation, regardless of whether cash representing such income is received by it in the same taxable year.

The Fund anticipates that a portion of its income may constitute OID or other income required to be included in taxable income prior to receipt of cash. Further, the Fund may elect to amortize market discount with respect to debt securities acquired in the secondary market and include such amounts in its taxable income in the current year, instead of upon disposition, as an election not to do so would limit its ability to deduct interest expenses for tax purposes. Because any OID or other amounts accrued will be included in its investment company taxable income for the year of the accrual, the Fund may be required to make a distribution to its Shareholders in order to satisfy annual distribution requirements, even if the Fund will not have received any corresponding cash amount. As a result, the Fund may have difficulty meeting the annual distribution requirements necessary to maintain RIC tax treatment under the Code. The Fund may have to sell some of its investments at times and/or at prices it would not consider advantageous, raise additional debt or equity capital, make a partial share distribution, or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, and chooses not to make a qualifying share distribution, it may fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.

Incentive Fee [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Fee. The Incentive Fee payable by the Fund to the Adviser (or its designee) may create an incentive for the Adviser to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized, and the Adviser is not obligated to reimburse the Fund for any part of an Incentive Fee it previously received. If a Portfolio Investment with an unrealized gain subsequently decreases in value, it is possible that such unrealized gain previously included in the calculation of an Incentive Fee will never become realized. Thus, the Fund could have paid an Incentive Fee on income or gain the Fund never received. See “Investment Management Agreement – Incentive Fee.”

The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with PIK interest, preferred stock with PIK dividends and zero coupon securities, in addition to amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Adviser will have no obligation to refund any fees it received in respect of such accrued income. In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an Incentive Fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.

Indemnification Obligations and Limited Liability of Trustees and Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification Obligations and Limited Liability of Trustees and Adviser. None of the Trustees, the Adviser or any of their respective affiliates, principals, members, shareholders, partners, officers, directors, employees, agents and representatives, each an Indemnified Person, shall have any liability, responsibility or accountability in damages or otherwise to any Shareholder or the Fund for, and the Fund agrees, to the fullest extent permitted by law, to indemnify, pay, protect and hold harmless each Indemnified Person from and against, any and all liabilities, obligations, losses, damages, penalties, actions, judgments, suits, proceedings, costs, expenses and disbursements of any kind or nature whatsoever (including, without limitation, all reasonable costs and expenses of attorneys, defense, appeal and settlement of any and all suits, actions or proceedings instituted or threatened against the Indemnified Persons or the Fund) and all costs of investigation in connection therewith which may be imposed on, incurred by, or asserted against the Indemnified Persons or the Fund in any way relating to or arising out of, or alleged to relate to or arise out of, any action or inaction on the part of the Fund, on the part of the Indemnified Persons when acting on behalf of the Fund or otherwise in connection with the business or affairs of the Fund, or on the part of any agents when acting on behalf of the Fund, collectively, the Indemnified Liabilities; provided that the Fund shall not be liable to any Indemnified Person for any portion of any Indemnified Liabilities which results from such Indemnified Person’s willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of his, her or its duties or by reason of his, her or its reckless disregard of his, her or its obligations and duties. Notwithstanding the foregoing, no waiver or release of personal liability of any Indemnified Person will be effective to waive any liabilities of such Indemnified Persons under the U.S. federal securities laws to the extent any such waiver or release is void under Section 14 of the 1933 Act.

Regulatory Scrutiny and Reporting [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Scrutiny and Reporting. The Fund and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future the Fund may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to the Fund such information as may be required to enable the Fund to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that the Fund may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.

Market Conditions in the European Union [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Conditions in the European Union. Deterioration in the economic conditions in the Eurozone and globally, including instability in financial markets, may pose a risk to our business. In recent years, financial markets have been affected at times by a number of global macroeconomic and political events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing loans on the balance sheets of European banks, the potential effect of any European country leaving the Eurozone, the effect of the United Kingdom leaving the European Union (the “EU”), and market volatility and loss of investor confidence driven by political events. The decision made in the United Kingdom to leave the EU has led to volatility in global financial markets and may lead to weakening in consumer, corporate and financial confidence in the United Kingdom and Europe. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. We cannot assure you that market disruptions in Europe, including the increased cost of funding for certain governments and financial institutions, will not impact the global economy, and we cannot assure you that assistance packages will be available, or if available, be sufficient to stabilize countries and markets in Europe or elsewhere affected by a financial crisis. To the extent uncertainty regarding any economic recovery in Europe negatively impacts consumer confidence and consumer credit factors, our business, financial condition and results of operations could be significantly and adversely affected.

Non-U.S. Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Portfolio Investments. The Fund is permitted to invest a portion of its assets in Portfolio Investments with exposure to portfolio companies organized, headquartered and/or having substantial sales or operations outside the U.S. Non-U.S. securities, including those held by Underlying Funds, involve certain factors not typically associated with investing in U.S. securities, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and non-U.S. securities markets, including potential price volatility in, and relative liquidity of, some non-U.S. securities markets; (iii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements, and less government supervision and regulation; (iv) certain economic and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; and (v) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities and of non-U.S. tax filing requirements.

Significant Developments Stemming from the U.S. Presidential Administration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Significant Developments Stemming from the U.S. Presidential Administration. It is expected that the current presidential administration will continue to seek to enact changes to numerous areas of law and regulations currently in effect. Any changes as a result of the new administration could significantly impact the Fund and/or its investments. Specific legislative and regulatory proposals discussed during election campaigns and more recently that might materially impact the Fund and/or its investments include, but are not limited to, changes to climate policies, trade agreements, immigration policy, import and export regulations, tariffs and customs duties, energy regulations, income tax regulations (including capital gains tax rate adjustments) and the federal tax code (including added scrutiny of management fee and carried interest waivers), public company reporting requirements and antitrust enforcement.

Changes in U.S. federal policy, including tax policies, and at regulatory agencies occur over time through policy and personnel changes following elections, which lead to changes involving the level of oversight and focus on the financial services industry or the tax rates paid by corporate entities. The nature, timing and economic effects of potential changes to the current legal, tax and regulatory framework affecting financial institutions remain highly uncertain. None of Dawson, the Adviser, the Fund or their respective affiliates can predict the ultimate impact of the foregoing on the Fund and its investments, or the private equity industry generally, and any prolonged uncertainty could also have an adverse impact on the Fund and its investment objectives. Future changes enacted by the U.S. administration may adversely affect the Fund’s operating environment and therefore the Fund’s business, operating costs, financial condition and results of operations. Further, an extended federal government shutdown resulting from the failure to pass budget appropriations, adopt continuing funding resolutions, or raise the debt ceiling, and other budgetary decisions limiting or delaying federal government spending, may negatively impact U.S. or global economic conditions, including corporate and consumer spending and liquidity of capital markets. There can be no assurance that any changes in laws, regulations or governmental policy will not have an adverse impact on the Fund and its investments, including the ability of the Fund to execute its investment objectives and to generate attractive returns.

The U.S. administration has also indicated its intention to direct federal agencies to proceed with deregulating certain industries in which the Fund may invest through a series of executive actions. However, such actions have been and may continue to be subject to judicial and/or congressional scrutiny and even if implemented, may be replaced by regulatory actions at the state level. While there can be no assurance that the administration will be successful in implementing such actions, any measures that are implemented in connection therewith may result in material changes to regulations and may impact the business operations and performance (even adversely) of the Fund’s investments.

In addition, any changes in U.S. social, political, regulatory and economic conditions or in laws and policies governing the financial services industry, foreign trade, manufacturing, outsourcing, development and investment in the territories and countries or types of investments in which the Fund is permitted to invest, and any negative sentiments towards the United States as a result of such changes, could adversely affect the performance of the Fund’s investments. Moreover, media (including social media) has the potential to influence public sentiment and escalate tensions both within the U.S. and in international relations, which could cause social unrest and could negatively impact stock markets and economics around the globe and the Fund’s investments.

The outcome of any future changes in the control of the U.S. federal legislative and executive branches during the Fund’s term could result in potential changes in laws and regulations affecting the private equity industry. The likelihood of occurrence and the effect of any such change is highly uncertain and could have an adverse impact on the prospective investors and their investments.

Impacts of U.S. Tariffs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Impacts of U.S. Tariffs. The U.S. Government has imposed increased tariffs on imports from certain countries. Such tariffs may have direct and indirect impacts on Portfolio Investments and their portfolio companies invested or based in any applicable countries arising from increased production costs, possible disruptions of supply chains and reductions in trading volumes, and may otherwise affect the businesses and revenues of any such portfolio company, as well as relevant customers and counterparties. In particular, tariffs directly increase the costs of goods, whether borne by the producer or the consumer. If an Underlying Fund or its portfolio companies were unable to increase revenues while the cost of relevant inputs were increasing, such Underlying Fund or any of its portfolio companies’ profitability would likely suffer. Additionally, a Portfolio Investment, Underlying Fund or its portfolio companies will not always be able to pass on tariff-related costs without a negative impact on sales volumes and may be unable to compete, in particular, with U.S.-based competitors that are not subject to such tariffs.

In addition, the imposition of broad tariffs may lead to broader macroeconomic consequences, both domestically and internationally, that may negatively affect a Portfolio Investment, Underlying Fund or any of its portfolio companies’ financial performance. Escalation of tensions could lead to retaliatory restrictive actions on cross-border trade, including further tariff increases, sanctions and restrictions on the investment and transfer of technology, which may adversely affect financial markets, disrupt world trade and lead to a contraction in cross-border economic activity. This may also result in slower economic growth, reduced consumer confidence, and weaker demands for an underlying portfolio company’s products or services, particularly in the U.S. market.

The tariffs may potentially have a significant adverse impact and result in losses to the Fund. The ultimate impact of increasingly protectionist measures and their effect on global economic conditions and commercial activity, and on the operations, financial condition and performance of the Fund, or any particular industry, business or investee country, and the duration and severity of those effects, is impossible to predict.

Best-Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Best-Efforts Offering Risk. This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to offer the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base. As a result, the Fund may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares. The Distributor is not an affiliate of the Fund or the Adviser.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk. High rates of inflation and rapid increases in the rate of inflation are expected to have a significant impact (often a negative or adverse impact) on financial markets and the broader economy. In an attempt to stabilize inflation, governments may impose wage and price controls or otherwise intervene in a country’s economy. Governmental efforts to curb inflation, including by increasing interest rates or reducing fiscal or monetary stimuli, often have corresponding impacts (often negative) on the level of economic activity and also potentially result in market or financial sector uncertainty as a result of unintended consequences. Certain countries, including the U.S., have recently seen increased levels of inflation, and persistently high levels of inflation could have a material and adverse impact on the investments and the Fund’s aggregated returns. For example, if investments in Underlying Funds were unable to increase revenues while the cost of relevant inputs were increasing, the investments’ profitability would likely suffer. Likewise, to the extent Underlying Funds have revenue streams that are slow or unable to adjust to changes in inflation, including by contractual arrangements or otherwise, Underlying Funds could increase revenue by less than its expenses increase all of which could adversely impact Portfolio Investments. Conversely, as inflation declines, investments in Underlying Funds may see competitors’ costs stabilize sooner or more rapidly than their own.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	10 Bryant Park 452 Fifth Ave
Entity Address, Address Line Two	Suite 23011
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
Contact Personnel Name	Matthew Kuchinsky, Esq
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Dividend Reinvestment and Cash Purchase Fees
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.50%	[3]
Interest Expenses on Borrowings [Percent]	0.25%	[4]
Distribution/Servicing Fees [Percent]	0.85%
Incentive Fees [Percent]	1.87%	[5]
Acquired Fund Fees and Expenses [Percent]	0.76%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.94%	[7]
Total Annual Expenses [Percent]	6.17%
Waivers and Reimbursements of Fees [Percent]	1.19%	[8]
Net Expense over Assets [Percent]	4.98%
Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Class S Shares [Member] | Investment of $1,000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 83
Expense Example, Years 1 to 3	190
Expense Example, Years 1 to 5	295
Expense Example, Years 1 to 10	553
Class S Shares [Member] | Investment of $50,000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	4,153
Expense Example, Years 1 to 3	9,480
Expense Example, Years 1 to 5	14,749
Expense Example, Years 1 to 10	$ 27,670
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.00%	[1]
Dividend Reinvestment and Cash Purchase Fees
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.50%	[3]
Interest Expenses on Borrowings [Percent]	0.25%	[4]
Distribution/Servicing Fees [Percent]	0.25%
Incentive Fees [Percent]	1.87%	[5]
Acquired Fund Fees and Expenses [Percent]	0.76%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.94%	[7]
Total Annual Expenses [Percent]	5.57%
Waivers and Reimbursements of Fees [Percent]	1.19%	[8]
Net Expense over Assets [Percent]	4.38%
Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Class D Shares [Member] | Investment of $1,000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 63
Expense Example, Years 1 to 3	161
Expense Example, Years 1 to 5	258
Expense Example, Years 1 to 10	503
Class D Shares [Member] | Investment of $50,000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	3,153
Expense Example, Years 1 to 3	8,036
Expense Example, Years 1 to 5	12,925
Expense Example, Years 1 to 10	$ 25,167
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Dividend Reinvestment and Cash Purchase Fees
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.50%	[3]
Interest Expenses on Borrowings [Percent]	0.25%	[4]
Distribution/Servicing Fees [Percent]	0.00%
Incentive Fees [Percent]	1.87%	[5]
Acquired Fund Fees and Expenses [Percent]	0.76%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.94%	[7]
Total Annual Expenses [Percent]	5.32%
Waivers and Reimbursements of Fees [Percent]	1.19%	[8]
Net Expense over Assets [Percent]	4.13%
Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Class I Shares [Member] | Investment of $1,000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 41
Expense Example, Years 1 to 3	137
Expense Example, Years 1 to 5	232
Expense Example, Years 1 to 10	474
Class I Shares [Member] | Investment of $50,000 [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	2,074
Expense Example, Years 1 to 3	6,829
Expense Example, Years 1 to 5	11,613
Expense Example, Years 1 to 10	$ 23,698

[1]	Investors purchasing Class S and Class D Shares may be subject to a sales load of up to 3.50% and 2.00%, respectively, of an investor’s investment amount. The Fund does not impose an initial sales charge on Class I Shares.
[2]	A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in-first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.
[3]	The Fund pays the Adviser (or its designee) a Management Fee payable monthly in arrears at the annual rate of 1.50% based on the Fund’s NAV calculated as of the last calendar day of each month. For purposes of determining the Management Fee payable to the Adviser (or its designee) (i) the Fund’s net assets means its total assets less liabilities determined on a consolidated basis in accordance with GAAP; and (ii) the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee and Incentive Fee, if any, payable to the Adviser (or its designee), or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Management Fee for any partial period will be appropriately prorated based on the actual number of days elapsed relative to the total number of days in such calendar month.
[4]	Interest Payments on Borrowed Funds are estimated for the Fund’s current fiscal year, and include estimated interest payments the Fund expects to incur in connection with a credit facility that the Fund expects to enter into following the commencement of operations of the Fund.
[5]	At the end of each calendar quarter, the Adviser (or its designee) is entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. The Incentive Fee will be accrued monthly and paid quarterly. For the purposes of the Incentive Fee and Loss Recovery Account, the term “net profits” shall mean the amount by which (i) the sum of (A) the NAV of the Fund as of the end of such quarter, (B) the aggregate repurchase price of all Shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional Shares through the DRIP exceeds (ii) the sum of (X) the NAV of the Fund as of the beginning of such quarter and (Y) the aggregate issue price of Shares of the Fund issued during such quarter (excluding any Shares of such class issued in connection with the reinvestment of dividends paid, or other distributions made, by the Fund through the DRIP). For the avoidance of doubt, any change in the NAV of the Fund directly as a result of subscriptions or repurchases during each measurement period is not included for purposes of the “net profits” calculations. See “Investment Management Agreement – Incentive Fee”.
[6]	The Acquired Fund Fees and Expenses include the fees and expenses of the Underlying Funds in which the Fund intends to invest. Some or all of the Underlying Funds in which the Fund intends to invest generally charge asset-based management fees. The managers of the Underlying Funds may also receive performance-based compensation if the Underlying Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Underlying Funds, which effectively will reduce the investment returns of the Underlying Funds. The Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50% and generally charge between 10% and 30% of net profits as a carried interest allocation, subject to a clawback, although the amount of such fees and carried interest may vary over market cycles. The Acquired Fund Fees and Expenses reflects operating expenses of the Underlying Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Underlying Funds) and does not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[7]	Other Expenses include, but are not limited to, third-party administration, accounting, custody, transfer agency, legal and auditing fees and expenses of the Fund, and initial organizational and offering costs and expenses.
[8]	Pursuant to the Expense Limitation Agreement, the (i) Adviser (or its designee) will agree to waive fees that it would otherwise be paid and/or (ii) Adviser, or an affiliate thereof, will agree to assume expenses of the Fund if required to ensure the annual operating expenses of the Fund, excluding the Excluded Expenses, do not exceed 0.75% per annum of the average monthly net assets of each class of Shares in the relevant period. With respect to each class of Shares, the Fund agrees to repay to the (i) Adviser (or its designee) any fees waived under the Expense Limitation Agreement and/or (ii) Adviser, or an affiliate thereof, any expenses assumed in excess of the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were assumed, or the expense limitation in place at the time the Fund repays the Adviser (or its designee) or its affiliate, whichever is lower. Any such repayments must be made within three years after the month in which the Adviser (or its designee) or its affiliate incurred the expense. The Expense Limitation Agreement will have an initial term of one year from the commencement of the Fund’s operations, and the Adviser may determine to extend the term for a period of one year on an annual basis, subject to the approval by the Board, including a majority of the Independent Trustees. The Expense Limitation Agreement may not be terminated by the Adviser during the initial term; rather, only the Board may terminate the Expense Limitation Agreement during the initial term. Additionally, the Adviser has agreed, pursuant to the Management Fee Waiver, to waive such portion of the Management Fee that would be otherwise payable for the 12-month period following the date of the commencement of the Fund’s operations, such that the Management Fee for each Class of Shares does not exceed, for such 12-month period, 0.50% of the Fund’s NAV. Amounts waived pursuant to the Management Fee Waiver are not subject to recoupment.